CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 39.8%
	Face Amount	Value
U.S. Treasury Bills
3.832%, 02/19/26(A),(B)	$3,900,000	$3,893,368
3.817%, 02/12/26(A),(B)	2,875,000	2,872,131
3.781%, 05/21/26(A),(B)	1,975,000	1,953,832
3.763%, 05/14/26(A),(B)	4,875,000	4,826,275
3.692%, 03/17/26(A),(B)	4,800,000	4,779,184
3.667%, 10/29/26(A),(B)	1,000,000	974,314
3.654%, 04/14/26(A),(B)	2,875,000	2,854,729
3.646%, 06/11/26(A),(B)	1,925,000	1,900,650
3.623%, 04/23/26(A),(B)	2,825,000	2,802,568
3.623%, 05/26/26(A),(B)	2,875,000	2,842,770
3.603%, 04/16/26(A),(B)	975,000	967,900
3.600%, 05/19/26(A),(B)	2,000,000	1,978,918
3.553%, 07/16/26(A),(B)	1,000,000	983,919
0.000%, 03/31/26(B)	4,875,000	4,846,873

Total U.S. Treasury Obligations
(Cost $38,470,115)		38,477,431

REPURCHASE AGREEMENTS — 30.9%

Citi Treasury
3.660%, dated 01/31/26, to be repurchased on 02/02/26, repurchase price $10,003,050 (collateralized by various U.S. Treasury Obligations, par values $100 - $10,090,000, 3.750% - 4.625%, 04/30/2027 - 05/15/2044; with total market value $10,200,012)	$10,000,000	$10,000,000
Gold Triparty Mortgage
3.680%, dated 01/31/26, to be repurchased on 02/02/26, repurchase price $9,903,036 (collateralized by various U.S. Treasury Obligations, par values $219,926 - $5,694,480, 4.000% - 5.500%, 08/01/2031 - 10/01/2054; with total market value $10,098,000)	9,900,000	9,900,000
REPURCHASE AGREEMENTS — continued
	Face Amount	Value
Socgen Triparty Treasury
3.660%, dated 01/31/26, to be repurchased on 02/02/26, repurchase price $10,003,050 (collateralized by a U.S. Treasury Obligation, par value $9,844,000, 5.000%, 05/15/2045; with total market value $10,200,020)	$10,000,000	$10,000,000
Total Repurchase Agreements
(Cost $29,900,000)		29,900,000

ASSET-BACKED SECURITIES — 22.8%

Automotive — 17.7%
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/28	$400,000	$401,093
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (C)	121,851	122,727
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (C)	164,392	165,327
ARI Fleet Lease Trust, Ser 2025-B, Cl A1
4.559%, 05/15/26 (C)	53,781	53,812
ARI Fleet Lease Trust, Ser 2026-A, Cl A1
3.812%, 01/15/27 (C)	325,000	324,990
BMW Vehicle Lease Trust, Ser 2024-1, Cl A3
4.980%, 03/25/27	139,772	140,063
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/27	76,400	76,445
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2B
4.087%, SOFR30A + 0.390%, 09/27/27 (D)	133,596	133,662
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/27	4,760	4,759
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A4
3.320%, 09/15/27	475,000	474,640
CarMax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/27	52,089	52,213

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (C)	$229,551	$230,610
Chesapeake Funding II, Ser 2023-1A, Cl A2
4.957%, SOFR30A + 1.250%, 05/15/35 (C)(D)	39,024	39,155
Chesapeake Funding II, Ser 2023-2A, Cl A1
6.160%, 10/15/35 (C)	43,213	43,666
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/28 (C)	122,640	123,294
CPS Auto Receivables Trust, Ser 2024-C, Cl A
5.880%, 02/15/28 (C)	20,177	20,192
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (C)	43,308	43,374
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (C)	384,817	386,665
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (C)	28,914	29,010
Enterprise Fleet Financing, Ser 2025-2, Cl A1
4.555%, 05/20/26 (C)	12,833	12,837
Enterprise Fleet Financing, Ser 2025-3, Cl A1
4.551%, 07/20/26 (C)	55,191	55,232
Enterprise Fleet Financing, Ser 2025-4, Cl A1
4.103%, 10/20/26 (C)	158,227	158,336
Enterprise Fleet Financing, Ser 2026-1, Cl A1
3.849%, 02/22/27 (C)	385,000	385,082
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/27	95,078	95,264
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2A
5.180%, 02/15/27	1,917	1,918
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2B
4.107%, SOFR30A + 0.400%, 02/15/27 (D)	5,247	5,247
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A2B
4.117%, SOFR30A + 0.410%, 08/15/27 (D)	271,425	271,480
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A4
4.590%, 12/15/27	685,126	686,287
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A2B
4.107%, SOFR30A + 0.400%, 04/15/27 (D)	$33,566	$33,572
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2B
4.117%, SOFR30A + 0.410%, 12/15/27 (D)	418,912	419,250
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A1
4.057%, 10/15/26	236,403	236,457
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A1
3.993%, 12/15/26	333,729	333,861
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/27	269,154	269,682
Gm Financial Automobile Leasing Trust, Ser 2025-2, Cl A2B
4.203%, SOFR30A + 0.500%, 07/20/27 (D)	105,864	105,959
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A1
4.359%, 08/20/26	73,442	73,466
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/27	179,944	180,152
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	192,466	193,778
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A2
4.307%, SOFR30A + 0.600%, 03/15/29 (C)(D)	1,195,000	1,197,247
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	383,707	385,365
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2B
4.187%, SOFR30A + 0.480%, 01/18/28 (D)	139,583	139,721
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A2A
4.040%, 06/15/28	210,000	210,532
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/27 (C)	226,839	227,738

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/27	$29,367	$29,401
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A2B
4.107%, SOFR30A + 0.400%, 09/15/27 (D)	103,633	103,669
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A2B
4.047%, SOFR30A + 0.340%, 12/15/27 (D)	752,584	752,880
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2B
4.087%, SOFR30A + 0.380%, 08/15/28 (D)	208,130	208,277
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A2B
4.057%, SOFR30A + 0.350%, 07/17/28 (D)	860,000	860,600
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A1
4.039%, 11/16/26	274,177	274,284
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/28	465,000	465,950
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A2B
4.127%, SOFR30A + 0.420%, 02/16/27 (D)	8,107	8,107
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	192,000	193,672
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2B
4.227%, SOFR30A + 0.520%, 04/17/28 (D)	138,456	138,591
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A2A
4.500%, 02/15/28	327,120	327,669
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	113,589	113,981
Nissan Auto Lease Trust, Ser 2024-B, Cl A2B
4.117%, SOFR30A + 0.410%, 06/15/27 (D)	454,357	454,508
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A3
4.910%, 11/15/27	120,592	120,942
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A2B
4.157%, SOFR30A + 0.450%, 02/15/28 (D)	376,686	377,065
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (C)	$379,744	$382,922
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A3
4.350%, 10/20/27 (C)	400,000	400,794
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A2B
4.203%, SOFR30A + 0.500%, 12/20/27 (C)(D)	71,481	71,540
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl A2
4.760%, 08/16/27	14,265	14,270
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A2
4.710%, 06/15/28	208,530	208,808
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/27 (C)	27,521	27,597
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (C)	48,495	48,569
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/29 (C)	225,000	225,792
SBNA Auto Lease Trust, Ser 2024-B, Cl A4
5.550%, 12/20/28 (C)	105,000	106,226
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/28 (C)	111,666	111,754
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A1
4.390%, 08/20/26 (C)	107,980	108,019
Toyota Auto Receivables Owner Trust, Ser 2024-C, Cl A2B
4.077%, SOFR30A + 0.370%, 05/17/27 (D)	119,422	119,437
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A2B
4.173%, SOFR30A + 0.470%, 12/21/26 (D)	19,209	19,212
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	500,000	502,743

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A2B
4.073%, SOFR30A + 0.370%, 04/20/28 (D)	$365,000	$365,364
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A1
4.030%, 11/20/26	246,993	247,077
Westlake Automobile Receivables Trust, Ser 2025-2A, Cl A1
4.642%, 07/15/26 (C)	20,285	20,292
Westlake Automobile Receivables Trust, Ser 2025-3A, Cl A1
4.280%, 10/15/26 (C)	336,392	336,470
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A2B
4.097%, SOFR30A + 0.390%, 12/15/27 (D)	655,589	655,874
World Omni Select Auto Trust, Ser 2024-A, Cl A2A
5.370%, 02/15/28	3,483	3,485
World Omni Select Auto Trust, Ser 2025-A, Cl A1
4.222%, 10/15/26	145,064	145,087
		17,095,088
Credit Card — 0.5%
CARDS II Trust, Ser 2024-1A, Cl A
4.345%, SOFRRATE + 0.680%, 07/15/29 (C)(D)	280,000	280,423
Evergreen Credit Card Trust, Ser 2024-1A, Cl A
4.351%, SOFRRATE + 0.680%, 07/15/28 (C)(D)	170,000	170,281
		450,704
Other Asset-Backed Securities — 4.6%
522 Funding CLO, Ser 2021-3A, Cl AR
4.969%, TSFR3M + 1.302%, 10/20/31 (C)(D)	4,343	4,344
Amur Equipment Finance Receivables XII, Ser 2023-1A, Cl A2
6.090%, 12/20/29 (C)	221,977	223,693
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
4.748%, TSFR3M + 1.080%, 10/18/31 (C)(D)	32,956	32,949
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (C)	89,871	90,271
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Bain Capital Credit CLO, Ser 2024-2A, Cl A1R
4.748%, TSFR3M + 1.080%, 07/19/31 (C)(D)	$114,050	$114,017
Barings Equipment Finance, Ser 2025-B, Cl A1
4.080%, 11/06/26 (C)	250,478	250,555
Cbam, Ser 2018-7A, Cl A
5.029%, TSFR3M + 1.362%, 07/20/31 (C)(D)	58,442	58,494
CCG Receivables Trust, Ser 2023-2, Cl A2
6.280%, 04/14/32 (C)	85,754	86,726
CCG Receivables Trust, Ser 2025-2, Cl A1
4.120%, 10/14/26 (C)	172,066	172,144
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/28	146,489	147,435
CNH Equipment Trust, Ser 2024-B, Cl A2B
4.107%, SOFR30A + 0.400%, 10/15/27 (D)	48,112	48,115
Daimler Trucks Retail Trust, Ser 2023-1, Cl A3
5.900%, 03/15/27	323,338	324,686
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/27	125,796	126,787
DLLAA, Ser 2025-1A, Cl A2
4.700%, 10/20/27 (C)	99,280	99,625
HPEFS Equipment Trust, Ser 2025-2A, Cl A1
4.153%, 10/20/26 (C)	191,957	192,051
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	129,749	130,298
Kubota Credit Owner Trust, Ser 2025-2A, Cl A1
4.480%, 07/15/26 (C)	109,990	110,058
MMAF Equipment Finance, Ser 2019-B, Cl A5
2.290%, 11/12/41 (C)	386,933	384,492
PFS Financing, Ser 2025-A, Cl A
4.357%, SOFR30A + 0.650%, 01/15/29 (C)(D)	285,000	285,353
SCF Equipment Leasing, Ser 2025-2A, Cl A1
4.100%, 11/20/26 (C)	226,188	226,298
Sixth Street CLO XXV, Ser 2024-25A, Cl A
5.148%, TSFR3M + 1.480%, 07/24/37 (C)(D)	1,000,000	1,002,608

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Volvo Financial Equipment Series, Ser 2025-2A, Cl A1
4.073%, 10/15/26 (C)	$232,928	$233,049
Volvo Financial Equipment Series, Ser 2025-2A, Cl A2
3.960%, 06/15/28 (C)	120,000	120,087
		4,464,135

Total Asset-Backed Securities
(Cost $22,001,948)		22,009,927

CORPORATE OBLIGATIONS — 9.4%

CONSUMER DISCRETIONARY — 0.8%
American Honda Finance MTN
4.422%, SOFRINDX + 0.720%, 10/05/26(D)	$472,000	$473,237
Hyundai Capital America
4.875%, 06/23/27(C)	275,000	277,931
		751,168
FINANCIALS — 7.3%
Athene Global Funding
5.684%, 02/23/26(C)	425,000	425,420
4.787%, SOFRINDX + 1.030%, 08/27/26(C)(D)	350,000	351,067
Australia & New Zealand Banking Group
4.510%, SOFRRATE + 0.810%, 01/18/27(C)(D)	900,000	904,652
Bank of America MTN
3.500%, 04/19/26	525,000	524,582
Citibank
5.438%, 04/30/26	550,000	551,552
Commonwealth Bank of Australia NY
3.940%, SOFRRATE + 0.250%, 03/26/26(D)	575,000	575,136
Cooperatieve Rabobank UA
3.970%, SOFRRATE + 0.320%, 02/04/26(D)	425,000	425,015
JPMorgan Chase
3.300%, 04/01/26	625,000	624,471
JPMorgan Chase Bank
4.720%, SOFRRATE + 1.000%, 12/08/26(D)	525,000	527,789
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	450,000	450,021
Pacific Life Global Funding II MTN
1.375%, 04/14/26(C)	400,000	398,119
Protective Life Global Funding
1.618%, 04/15/26(C)	482,000	479,808
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Royal Bank of Canada MTN
1.200%, 04/27/26	$550,000	$546,711
Wells Fargo
3.000%, 04/22/26	250,000	249,544
		7,033,887
INDUSTRIALS — 0.5%
Caterpillar Financial Services
4.500%, 01/07/27	225,000	226,697
John Deere Capital
4.500%, 01/08/27	225,000	226,758
		453,455
MATERIALS — 0.3%
Glencore Funding
4.451%, SOFRINDX + 0.750%, 10/01/26(C)(D)	250,000	250,511

UTILITIES — 0.5%
Georgia Power
3.982%, SOFRINDX + 0.280%, 09/15/26(D)	550,000	550,104

Total Corporate Obligations
(Cost $9,026,522)		9,039,125

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 1.0%
FNMA, Ser 2012-70, Cl BW
1.750%, 06/25/27	$968,836	$954,779
FNMA, Ser 2014-53, Cl VB
3.500%, 01/25/35	11,488	11,458
		966,237
Total Mortgage-Backed Securities
(Cost $967,018)		966,237

COMMERCIAL PAPER — 0.5%

Gotham
3.761%, 04/16/26(A)	$500,000	$496,057

Total Commercial Paper
(Cost $496,166)		496,057
Total Investments in Securities— 104.4%
(Cost $100,861,769)		$100,888,777

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2026 (Unaudited)

Percentages are based on Net Assets of $96,673,656.

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.
(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2026 was $12,684,295 and represented 13.1% of Net Assets.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

CLO — Collateralized Loan Obligation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

SOFRRATE — Secured Overnight Financing Rate Index

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR3M — Term Secured Overnight Financing Rate 3 Month

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.6%
	Face Amount	Value
COMMUNICATION SERVICES — 1.7%
Alphabet
1.100%, 08/15/30	$3,000,000	$2,646,588
AT&T
4.400%, 04/30/31	1,350,000	1,349,466
2.750%, 06/01/31	975,000	896,874
Comcast
5.100%, 06/01/29	1,150,000	1,188,687
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,167,628
Take-Two Interactive Software
5.000%, 03/28/26	725,000	726,002
4.950%, 03/28/28	600,000	611,354
T-Mobile USA
3.750%, 04/15/27	600,000	598,451
Verizon Communications
7.750%, 12/01/30	775,000	888,876
		10,073,926
CONSUMER DISCRETIONARY — 1.9%
AutoZone
5.125%, 06/15/30	965,000	994,422
Element Fleet Management
5.643%, 03/13/27(A)	980,000	995,675
General Motors Financial
5.400%, 05/08/27	1,000,000	1,016,120
4.200%, 10/27/28	1,025,000	1,027,761
Hyatt Hotels
5.750%, 01/30/27	750,000	761,704
5.250%, 06/30/29	1,150,000	1,185,892
Hyundai Capital America MTN
5.950%, 09/21/26(A)	750,000	759,274
5.275%, 06/24/27(A)	400,000	406,469
5.250%, 01/08/27(A)	750,000	759,115
4.250%, 01/08/29(A)	900,000	901,221
O'Reilly Automotive
5.750%, 11/20/26	850,000	860,702
Trustees of Dartmouth College
4.273%, 06/01/30	350,000	351,965
YMCA of Greater New York
5.184%, 08/01/30	500,000	501,884
		10,522,204
CONSUMER STAPLES — 0.6%
Coca-Cola Consolidated
5.250%, 06/01/29	290,000	299,433
Coty
5.600%, 01/15/31(A)	220,000	222,734
Keurig Dr Pepper
5.100%, 03/15/27	480,000	485,258
4.600%, 05/15/30	1,200,000	1,206,118
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Mars
4.600%, 03/01/28(A)	$1,200,000	$1,216,138
		3,429,681
ENERGY — 1.3%
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	292,390
Enbridge
5.900%, 11/15/26	720,000	730,173
Energy Transfer
6.050%, 12/01/26	925,000	939,438
Equinor
4.500%, 09/03/30	345,000	349,143
Hess
4.300%, 04/01/27	1,750,000	1,757,302
ONEOK
5.550%, 11/01/26	1,325,000	1,338,128
Var Energi
5.875%, 05/22/30(A)	1,840,000	1,913,590
Williams
5.400%, 03/02/26	300,000	300,421
		7,620,585
FINANCIALS — 20.8%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,216,673
African Development Bank
4.125%, 02/25/27	1,000,000	1,003,522
3.500%, 09/18/29	500,000	496,410
American Express
5.645%, SOFRINDX + 0.750%, 04/23/27(B)	700,000	702,570
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	553,739
5.098%, SOFRRATE + 1.000%, 02/16/28(B)	650,000	657,587
American National Global Funding MTN
4.875%, 01/23/31(A)	585,000	582,813
Andina de Fomento MTN
4.251%, 02/03/31	2,400,000	2,400,000
Arab Energy Fund
1.483%, 10/06/26(A)	2,930,000	2,881,895
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,551,335
Ares Capital
7.000%, 01/15/27	900,000	923,875
Asian Infrastructure Investment Bank MTN
4.875%, 09/14/26	500,000	503,633
4.426%, SOFRINDX + 0.620%, 08/16/27(B)	2,000,000	2,010,706

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
3.916%, SOFRRATE + 0.220%, 04/15/26(B)	$750,000	$750,210
Athene Global Funding
5.583%, 01/09/29(A)	875,000	901,053
5.339%, 01/15/27(A)	1,000,000	1,012,095
Bank of America MTN
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	1,500,000	1,517,799
5.819%, SOFRRATE + 1.570%, 09/15/29(B)	1,450,000	1,512,475
5.162%, SOFRRATE + 1.000%, 01/24/31(B)	775,000	799,310
3.705%, TSFR3M + 1.774%, 04/24/28(B)	1,000,000	995,988
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	470,000	471,109
4.026%, SOFRRATE + 0.634%, 01/22/30(B)	755,000	754,469
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	507,218
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	552,510
BNP Paribas
2.591%, SOFRRATE + 1.228%, 01/20/28(A)(B)	625,000	616,610
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	990,127
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,144,626
5.203%, 01/18/27(A)	1,150,000	1,164,860
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	761,832
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	860,746
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	500,071
3.750%, 01/22/29(A)	450,000	448,340
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(B)	1,500,000	1,510,680
Citigroup
5.174%, SOFRRATE + 1.364%, 02/13/30(B)	1,150,000	1,181,658
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(B)	600,000	604,446
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(A)	$1,000,000	$980,875
Community Preservation
2.867%, 02/01/30	250,000	234,428
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	1,750,000	1,746,844
Corebridge Global Funding
5.200%, 01/12/29(A)	380,000	390,278
4.900%, 12/03/29(A)	925,000	942,947
Credit Agricole
5.230%, SOFRRATE + 1.130%, 01/09/29(A)(B)	1,250,000	1,275,432
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	2,000,000	1,989,905
Danske Bank
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,369,648
4.420%, H15T1Y + 0.850%, 09/12/31(A)(B)	875,000	870,908
Equitable Financial Life Global Funding
1.800%, 03/08/28(A)	1,350,000	1,288,295
European Investment Bank
2.375%, 05/24/27	2,500,000	2,461,787
2.125%, 04/13/26	447,000	445,543
F&G Global Funding
4.650%, 09/08/28(A)	495,000	498,431
Fifth Third Bancorp
1.707%, SOFRRATE + 0.685%, 11/01/27(B)	1,000,000	983,018
Fortitude Global Funding
4.625%, 10/06/28(A)	185,000	185,341
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/27(B)	1,150,000	1,155,032
Goldman Sachs Group
6.484%, SOFRRATE + 1.770%, 10/24/29(B)	3,125,000	3,309,240
4.387%, SOFRRATE + 1.510%, 06/15/27(B)	500,000	500,637
4.223%, TSFR3M + 1.563%, 05/01/29(B)	1,000,000	1,002,563
3.850%, 01/26/27	1,175,000	1,174,922
2.640%, SOFRRATE + 1.114%, 02/24/28(B)	625,000	616,102
Horace Mann Educators
4.700%, 10/01/30	1,300,000	1,294,767

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
HPS Corporate Lending Fund
5.300%, 06/05/27(A)	$885,000	$889,665
HSBC Holdings
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,423,802
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	744,044
Inter-American Development Bank MTN
3.802%, 11/12/30	1,000,000	988,082
Inter-American Investment
4.125%, 02/15/28	500,000	503,823
Intercontinental Exchange
3.625%, 09/01/28	1,300,000	1,288,721
International Bank for Reconstruction & Development MTN
1.123%, 12/12/26(C)	2,500,000	2,482,816
0.510%, 03/31/28(B)	1,000,000	983,168
0.000%, 03/31/27(D)	2,500,000	2,391,475
International Development Association
4.375%, 11/27/29(A)	425,000	434,345
0.875%, 04/28/26(A)	1,000,000	993,274
International Finance Facility for Immunisation MTN
4.125%, 10/29/27	1,000,000	1,006,406
Jackson National Life Global Funding
5.550%, 07/02/27(A)	595,000	606,838
JPMorgan Chase
6.087%, SOFRRATE + 1.570%, 10/23/29(B)	1,000,000	1,051,266
6.070%, SOFRRATE + 1.330%, 10/22/27(B)	5,000,000	5,078,073
5.571%, SOFRRATE + 0.930%, 04/22/28(B)	1,150,000	1,171,805
4.979%, SOFRRATE + 0.930%, 07/22/28(B)	980,000	994,182
4.347%, SOFRRATE + 0.840%, 01/22/32(B)	1,875,000	1,870,709
3.702%, TSFR3M + 1.422%, 05/06/30(B)	825,000	813,454
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	304,633
KEB Hana Bank MTN
4.299%, SOFRRATE + 0.600%, 10/21/28(A)(B)	425,000	426,435
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	250,000	245,652
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Lincoln Financial Global Funding
4.625%, 08/18/30(A)	$165,000	$165,689
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	757,446
5.087%, H15T1Y + 0.850%, 11/26/28(B)	1,200,000	1,221,941
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,011,139
M&T Bank MTN
7.413%, SOFRRATE + 2.800%, 10/30/29(B)	1,400,000	1,517,783
4.833%, SOFRRATE + 0.930%, 01/16/29(B)	1,000,000	1,016,177
Morgan Stanley MTN
5.652%, SOFRRATE + 1.010%, 04/13/28(B)	1,150,000	1,171,738
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	211,350
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,160,304
Morgan Stanley Private Bank
4.213%, SOFRRATE + 0.762%, 02/08/30(B)	1,205,000	1,205,173
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	1,125,000	1,144,457
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	435,597
NLG Global Funding
4.350%, 09/15/30(A)	645,000	639,889
Nordea Bank Abp
5.375%, 09/22/27(A)	600,000	613,527
Pacific Life Global Funding II
4.450%, 05/01/28(A)	1,200,000	1,213,355
PNC Bank
4.050%, 07/26/28	1,375,000	1,375,620
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	763,902
Principal Life Global Funding II
4.950%, 11/27/29(A)	1,175,000	1,201,901
RGA Global Funding
5.448%, 05/24/29(A)	590,000	611,261
Rocket Mortgage
2.875%, 10/15/26(A)	1,330,000	1,311,930
Royal Bank of Canada MTN
4.696%, SOFRRATE + 1.060%, 08/06/31(B)	1,275,000	1,291,521

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	$950,000	$963,505
Swedbank
5.083%, 05/21/30(A)	1,455,000	1,497,728
Truist Financial MTN
4.123%, SOFRRATE + 1.368%, 06/06/28(B)	1,000,000	1,002,710
1.267%, SOFRRATE + 0.609%, 03/02/27(B)	1,000,000	997,652
UBS
4.864%, SOFRRATE + 0.720%, 01/10/28(B)	1,175,000	1,185,304
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(B)	1,450,000	1,531,606
5.707%, SOFRRATE + 1.070%, 04/22/28(B)	1,150,000	1,173,047
5.244%, SOFRRATE + 1.110%, 01/24/31(B)	775,000	800,790
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,013,263
WLB Asset II D Pte
6.500%, 12/21/26(A)	978,522	949,629
WLB Asset VI Pte
7.250%, 12/21/27(A)	987,888	1,031,716
WLB Asset VII Pte
5.880%, 07/30/29(A)	462,500	466,035
		119,107,286
HEALTH CARE — 1.4%
Ascension Health
4.078%, 11/15/28	820,000	823,885
CVS Pass-Through Trust
6.036%, 12/10/28	1,281,848	1,298,907
Elevance Health
5.150%, 06/15/29	220,000	226,724
Icon Investments Six DAC
5.809%, 05/08/27	265,000	270,010
Lifespan
4.650%, 05/15/31	485,000	487,053
PeaceHealth Obligated Group
4.335%, 11/15/28	380,000	381,943
Royalty Pharma
1.750%, 09/02/27	1,275,000	1,230,571
Smith & Nephew
5.150%, 03/20/27	515,000	521,067
Stryker
4.700%, 02/10/28	1,200,000	1,218,624
Zoetis
4.150%, 08/17/28	1,300,000	1,307,741
		7,766,525
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 1.8%
AerCap Ireland Capital DAC
6.100%, 01/15/27	$1,000,000	$1,018,998
4.875%, 04/01/28	925,000	940,031
Aviation Capital Group
4.875%, 01/28/33(A)	1,350,000	1,331,629
4.800%, 10/24/30(A)	1,225,000	1,228,069
Daimler Truck Finance North America
5.125%, 09/25/27(A)	1,155,000	1,174,689
5.000%, 01/15/27(A)	325,000	328,646
HEICO
5.250%, 08/01/28	270,000	277,285
Norfolk Southern
2.300%, 05/15/31	1,000,000	905,967
PACCAR Financial
4.550%, 05/08/30	1,345,000	1,369,978
Penske Truck Leasing Lp
5.350%, 01/12/27(A)	485,000	490,650
Waste Management
4.950%, 07/03/27	1,150,000	1,168,764
		10,234,706
INFORMATION TECHNOLOGY — 1.8%
Apple
3.000%, 06/20/27	2,000,000	1,984,487
Broadcom
5.050%, 04/15/30	1,175,000	1,210,998
Cadence Design Systems
4.300%, 09/10/29	760,000	764,948
Flex
6.000%, 01/15/28	550,000	568,149
Foundry JV Holdco
5.500%, 01/25/31(A)	1,175,000	1,217,010
International Business Machines
4.300%, 02/03/31	2,275,000	2,273,988
Open Text
6.900%, 12/01/27(A)	1,295,000	1,338,481
Oracle
2.300%, 03/25/28	650,000	620,984
Sprint Capital
6.875%, 11/15/28	550,000	590,003
		10,569,048
REAL ESTATE — 1.5%
COPT Defense Properties
2.250%, 03/15/26‡	550,000	548,814
Cousins Properties
5.250%, 07/15/30‡	1,200,000	1,231,502
ERP Operating
4.150%, 12/01/28‡	1,000,000	1,004,603
Extra Space Storage
5.700%, 04/01/28‡	1,225,000	1,263,967

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Host Hotels & Resorts
2.900%, 12/15/31‡	$500,000	$452,765
Realty Income
4.700%, 12/15/28‡	1,250,000	1,273,499
SBA Tower Trust
4.831%, 10/15/29‡(A)	1,955,000	1,963,682
Welltower OP
2.050%, 01/15/29‡	1,200,000	1,136,377
		8,875,209
UTILITIES — 3.8%
Abu Dhabi Future Energy PJSC Masdar MTN
4.875%, 05/21/30	500,000	507,847
AEP Texas
3.950%, 06/01/28	1,200,000	1,197,409
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	922,543
Consumers 2023 Securitization Funding
5.550%, 03/01/28	756,050	762,940
Continental Wind
6.000%, 02/28/33(A)	846,145	873,116
ContourGlobal Power Holdings
6.750%, 02/28/30(A)	250,000	257,820
Emera US Finance
3.550%, 06/15/26	1,025,000	1,022,167
FirstEnergy Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	501,002
Georgia Power
4.850%, 03/15/31	1,200,000	1,230,726
4.650%, 05/16/28	1,175,000	1,192,560
Hanwha Futureproof
4.750%, 04/30/28(A)	500,000	508,148
ITC Holdings
4.950%, 09/22/27(A)	1,200,000	1,214,770
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,979,805
New York State Electric & Gas
2.150%, 10/01/31(A)	895,000	789,095
PG&E Recovery Funding
4.838%, 06/01/33	3,402,118	3,469,036
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,024,923
Solar Star Funding
5.375%, 06/30/35(A)	486,274	493,881
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	1,948,696	1,936,545
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29(A)	$1,016,000	$1,048,347
		20,932,680

Total Corporate Obligations
(Cost $206,865,042)		209,131,850

U.S. TREASURY OBLIGATIONS — 26.3%

U.S. Treasury Notes
4.250%, 01/15/28	$18,330,000	$18,572,729
3.875%, 07/15/28	14,900,000	15,005,930
3.625%, 08/15/28	17,475,000	17,498,209
3.625%, 12/31/30	3,754,000	3,725,552
3.500%, 11/15/28	14,025,000	13,989,938
3.500%, 01/15/29	397,000	395,883
3.375%, 09/15/28	8,725,000	8,680,693
3.125%, 08/31/27	28,700,000	28,526,230
1.875%, 06/30/26	2,035,000	2,020,688
1.250%, 06/30/28	17,785,000	16,843,646
0.625%, 12/31/27	18,850,000	17,847,121
0.500%, 06/30/27	7,200,000	6,903,000

Total U.S. Treasury Obligations
(Cost $149,106,489)		150,009,619

ASSET-BACKED SECURITIES — 20.2%

Automotive — 11.4%
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	$234,845	$235,487
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	97,481	98,181
ARI Fleet Lease Trust, Ser 2025-B, Cl A3
4.600%, 03/15/34 (A)	260,000	263,501
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/34 (A)	1,145,000	1,145,976
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	329,919	332,152
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	600,774	606,284

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	$172,053	$173,107
BofA Auto Trust 2024-1, Ser 2024-1A, Cl A4
5.310%, 06/17/30 (A)	1,235,000	1,260,887
BofA Auto Trust 2025-1, Ser 2025-1A, Cl A4
4.470%, 11/20/31 (A)	450,000	455,028
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A3
3.850%, 07/15/30	325,000	325,179
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A4
3.920%, 02/18/31	340,000	339,692
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	802,115
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	112,970	113,184
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	423,223	426,059
CarMax Auto Owner Trust, Ser 2024-4, Cl A2A
4.670%, 12/15/27	332,296	332,800
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/30	501,000	505,258
CarMax Auto Owner Trust, Ser 2026-1, Cl A4
4.180%, 03/15/32	350,000	350,650
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	252,506	253,670
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	495,980	499,053
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	335,067	336,784
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	6,245	6,247
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	19,669	19,699
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	507,958	510,395
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	$1,117,902	$1,131,633
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	361,818
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/29 (A)	1,010,000	1,019,765
Enterprise Fleet Financing, Ser 2025-4, Cl A3
4.110%, 12/20/29 (A)	1,009,000	1,012,407
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	29,031	29,030
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	309,720	310,036
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A3
4.230%, 12/15/28	2,450,000	2,464,334
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A3
4.000%, 07/15/29	525,000	526,259
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A4
4.080%, 02/15/30	800,000	801,844
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/33 (A)	245,000	243,714
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A3
4.070%, 07/15/29	550,000	552,124
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/29	1,566,000	1,583,553
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A4
3.980%, 01/15/32	1,070,000	1,071,104
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/29 (A)	1,200,000	1,219,895
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	732,183
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	49,409	49,548
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	96,912	97,270

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	$167,116	$167,395
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	949,500	955,964
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A4
5.710%, 02/16/29	500,000	512,562
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A3
4.850%, 12/18/28	402,321	404,945
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl B
4.620%, 05/16/31	405,000	410,896
Gm Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A3
4.180%, 08/16/30	2,000,000	2,014,743
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/31	220,000	220,066
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A4
3.930%, 04/16/32	200,000	199,692
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A4
3.970%, 06/16/32	975,000	974,837
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,307,458
Honda Auto Receivables 2025-2 Owner Trust, Ser 2025-2, Cl A3
4.150%, 10/15/29	460,000	462,550
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	581,375	583,883
Honda Auto Receivables Owner Trust, Ser 2023-4, Cl A3
5.670%, 06/21/28	1,275,498	1,289,075
Honda Auto Receivables Owner Trust, Ser 2024-1, Cl A4
5.170%, 05/15/30	880,000	895,037
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hyundai Auto Lease Securitization Trust, Ser 2023- C, Cl A3
5.800%, 12/15/26 (A)	$51,142	$51,177
Hyundai Auto Lease Securitization Trust, Ser 2025- C, Cl A3
4.360%, 07/17/28 (A)	1,450,000	1,461,676
Hyundai Auto Lease Securitization Trust, Ser 2026- A, Cl A4
4.010%, 12/17/29 (A)	645,000	645,498
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	42,725	42,751
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	879,420	885,271
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A4
4.070%, 03/15/32	540,000	541,935
Hyundai Auto Receivables Trust, Ser 2025-D, Cl B
4.360%, 03/15/32	595,000	599,587
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/30 (A)	2,165,000	2,167,299
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	1,040,051	1,051,492
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	2,000,000	2,017,411
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/27	189,737	190,134
Nissan Auto Lease Trust 2025- B, Ser 2025-B, Cl A3
4.320%, 11/15/28	2,250,000	2,268,424
Nissan Auto Receivables 2025-A Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/29	1,410,000	1,426,943
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	140,505	141,680
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	677,365	676,840

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	$15,934	$15,943
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	85,350	85,482
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	512,340	515,490
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	234,654	235,904
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	500,805	502,165
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (A)	35,285	35,300
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (A)	500,000	501,761
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	267,056	269,601
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A3
4.110%, 03/15/30	865,000	870,456
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A4
3.970%, 07/15/31	580,000	580,053
Toyota Lease Owner Trust, Ser 2024-B, Cl A4
4.250%, 01/22/29 (A)	1,500,000	1,505,119
Toyota Lease Owner Trust, Ser 2025-B, Cl A4
3.970%, 01/22/30 (A)	675,000	675,774
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	382,797	385,081
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	320,000	321,753
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A4
4.560%, 03/20/30	2,250,000	2,276,178
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A4
4.000%, 05/20/30	1,770,000	1,774,165
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/29	$710,000	$718,885
Volkswagen Auto Loan Enhanced Trust, Ser 2025-1, Cl A3
4.500%, 08/20/29	1,338,000	1,351,540
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A4
4.050%, 09/20/32	890,000	892,614
Westlake Automobile Receivables Trust, Ser 2023- P1, Cl A2
5.890%, 02/16/27 (A)	2,986	2,989
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	429,914	432,391
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	473,009	478,544
Wheels Fleet Lease Funding 1, Ser 2025-2A, Cl A1
4.410%, 05/18/40 (A)	1,350,000	1,360,238
World Omni Auto Receivables Trust, Ser 2025-B, Cl A4
4.530%, 08/15/31	730,000	740,199
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	93,357	93,458
		64,786,209
Other Asset-Backed Securities — 8.8%
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/29 (A)	550,000	550,863
AGL CLO 33, Ser 2024-33A, Cl A1
5.020%, TSFR3M + 1.350%, 07/21/37 (A)(B)	2,150,000	2,155,353
AGL CLO 7, Ser 2025-7A, Cl BR2
5.272%, TSFR3M + 1.600%, 10/15/38 (A)(B)	3,260,000	3,270,289
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	31,032	31,082
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	151,920	153,551

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	$190,000	$193,878
Amur Equipment Finance Receivables XV, Ser 2025-1A, Cl A2
4.700%, 09/22/31 (A)	972,696	982,642
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	77,153	77,496
Bain Capital Credit CLO, Ser 2026-2A, Cl AR3
%, TSFR3M + 0.980%, 07/19/34 (A)(B)	2,205,000	2,205,000
Barings Equipment Finance, Ser 2026-A, Cl A4
4.240%, 11/13/45 (A)	460,000	460,875
Beechwood Park CLO, Ser 2025-1A, Cl B2RR
5.118%, TSFR3M + 1.450%, 01/17/35 (A)(B)	1,000,000	1,000,754
Benefit Street Partners CLO 44, Ser 2025-44A, Cl A1
4.944%, TSFR3M + 1.220%, 01/15/39 (A)(B)	2,250,000	2,255,128
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl A2
5.050%, 03/15/29 (A)	119,682	120,133
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	100,750	101,105
Centersquare Issuer, Ser 2025-1A, Cl A2
5.500%, 03/26/55 (A)	1,050,000	1,028,110
CIFC Funding, Ser 2024-5A, Cl AR
5.078%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,278,093
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	562,915	565,272
CNH Equipment Trust, Ser 2026-A, Cl A3
4.000%, 05/15/31	295,000	295,693
CNH Equipment Trust, Ser 2026-A, Cl A4
4.140%, 07/15/33	440,000	441,556
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	70,319	70,522
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	206,734	207,729
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	$147,282	$147,942
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	343,757	347,384
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	348,145	349,757
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	493,730	495,658
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	165,346	166,046
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	585,000	589,524
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	290,228	291,453
John Deere Owner Trust, Ser 2025-B, Cl A3
4.170%, 12/17/29	1,660,000	1,671,703
Kubota Credit Owner Trust, Ser 2024-2A, Cl A3
5.260%, 11/15/28 (A)	1,950,000	1,980,291
Madison Park Funding XLVI, Ser 2025-46A, Cl B1RR
5.172%, TSFR3M + 1.500%, 10/15/34 (A)(B)	2,175,000	2,174,726
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	617,689
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	110,070	96,016
Neuberger Berman Loan Advisers CLO 38, Ser 2025- 38A, Cl AR2
4.628%, TSFR3M + 0.960%, 10/20/36 (A)(B)	2,000,000	1,999,468
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/38 (A)	1,276,500	1,276,208
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
4.904%, TSFR3M + 0.970%, 04/15/31 (A)(B)	42,007	42,008
OHA Credit Funding 16-R, Ser 2025-16RA, Cl B
5.218%, TSFR3M + 1.550%, 10/20/38 (A)(B)	2,175,000	2,179,528
OHA Credit Funding 23, Ser 2025-23A, Cl A1
4.900%, TSFR3M + 1.190%, 01/20/39 (A)(B)	1,700,000	1,704,041
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,071,655

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	$951,920	$908,642
Progress Residential Trust, Ser 2025-SFR1, Cl A
3.400%, 02/17/42 (A)	776,887	744,394
Rad Clo 25, Ser 2024-25A, Cl A1
5.128%, TSFR3M + 1.460%, 07/20/37 (A)(B)	2,200,000	2,204,664
SCF Equipment Leasing, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (A)	64,676	64,875
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	910,000	910,430
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	859,067	782,016
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	840,081	775,139
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,383,815	1,360,234
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/55 (A)	1,000,000	983,852
Switch ABS Issuer, Ser 2025-2A, Cl A21
5.121%, 10/25/55 (A)	1,090,000	1,087,026
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/50 (A)	1,152,504	1,156,538
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/29 (A)	1,900,000	1,908,512
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	400,922	389,758
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	109,696	107,364
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	835,679	720,495
Volvo Financial Equipment Series, Ser 2025-2A, Cl A4
4.060%, 06/15/33 (A)	748,000	746,406
		50,496,566

Total Asset-Backed Securities
(Cost $114,707,782)		115,282,775
MORTGAGE-BACKED SECURITIES — 11.2%
	Face Amount	Value
Agency Mortgage-Backed Obligations — 4.2%
FHLMC
5.000%, 07/01/35	$75,412	$76,660
4.500%, 12/01/40	2,387,161	2,390,993
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	750,701	758,419
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	364,425	355,764
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	1,848,050	1,875,442
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	1,846,326	1,873,157
FNMA
5.000%, 03/01/34	58,014	58,777
4.500%, 12/01/40	2,112,837	2,116,229
3.500%, 11/01/34	129,920	129,453
FNMA, Ser 2009-62, Cl WA
5.585%, 08/25/39 (B)	10,782	10,904
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	894,884	884,445
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	1,804,038	1,746,939
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	714,949	701,162
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	345,310	333,893
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	829,928	803,328
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	816,305	798,290
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	387,005	375,653
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	952,773	962,243
FNMA, Ser 2022-72, Cl CB
5.250%, 07/25/39	2,701,531	2,714,832
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	1,654,721	1,678,994
FNMA, Ser 2024-58, Cl BA
5.000%, 09/25/53	1,626,285	1,653,127
GNMA, Ser 2017-99, Cl WA
4.955%, 12/20/32 (B)	86,101	86,626
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	87,324	86,762
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	693,875	696,610
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	1,218,271	1,218,025
		24,386,727

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — 7.0%
A&D Mortgage Trust, Ser 2025- NQM5, Cl A1
5.120%, 12/25/70 (A)(C)	$2,249,103	$2,260,667
A&D Mortgage Trust, Ser 2026- NQM1, Cl A1
4.912%, 02/25/71 (A)(B)	490,000	490,303
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(C)	797,058	796,185
Angel Oak Mortgage Trust, Ser 2024-8, Cl A1
5.338%, 05/27/69 (A)(C)	317,797	319,875
Angel Oak Mortgage Trust, Ser 2024-9, Cl A1
5.138%, 09/25/69 (A)(C)	1,147,780	1,152,699
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	154,920	154,226
BANK, Ser 2024-BNK48, Cl A1
4.333%, 10/15/57	309,415	309,927
BBCMS Mortgage Trust, Ser 2024-C28, Cl A1
4.910%, 09/15/57	619,738	626,942
BBCMS Mortgage Trust, Ser 2024-C30, Cl A1
4.902%, 11/15/57	973,347	986,570
BBCMS Mortgage Trust, Ser 2025-C32, Cl A1
4.968%, 02/15/62	767,445	778,277
BBCMS Trust, Ser 2015-SRCH, Cl A2
4.197%, 08/10/35 (A)	1,435,000	1,413,303
Benchmark Mortgage Trust, Ser V20, Cl A3
5.184%, 02/15/59	1,200,000	1,236,448
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(C)	1,284,897	1,300,734
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
4.670%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	491,846
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.170%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,499,219
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
5.520%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,750,000	1,750,000
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,214,867
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/42 (A)(B)	$250,000	$256,535
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.310%, 04/15/42 (A)(B)	975,000	8,608
COLT Mortgage Loan Trust, Ser 2026-1, Cl A1
4.758%, 02/25/71 (A)(B)	768,000	768,153
COLT, Ser 2025-1, Cl A1
5.699%, 01/25/70 (A)(C)	569,000	575,494
Deephaven Residential Mortgage Trust, Ser 2026- INV1, Cl A1
4.797%, 12/25/70 (A)(B)	325,000	325,096
EFMT, Ser 2025-NQM5, Cl A1
0.000%, 11/25/70 (A)(B)	1,945,114	1,955,333
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.439%, 09/25/37 (B)	16,732,892	1,750,592
FREMF Mortgage Trust, Ser 2019-K89, Cl B
4.290%, 01/25/51 (A)(B)	1,400,000	1,395,511
FREMF Mortgage Trust, Ser 2019-K94, Cl B
3.963%, 07/25/52 (A)(B)	1,262,000	1,238,444
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(C)	706,250	715,310
GCAT Trust, Ser 2025-NQM5, Cl A1
4.981%, 08/25/70 (A)(B)	983,670	986,742
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
4.915%, 08/25/34 (B)	7,260	6,951
HOMES Trust, Ser 2025-NQM4, Cl A1
5.220%, 08/25/70 (A)(B)	2,302,686	2,320,957
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	990,998
MAC Trust, Ser 2025-801B, Cl A
5.380%, TSFR1M + 1.700%, 10/15/40 (A)(B)	250,000	250,934
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.335%, 09/10/39 (A)(B)	214,000	205,803
MFA Trust, Ser 2025-NQM5, Cl A1
5.186%, 11/25/70 (A)(B)	2,224,630	2,238,517

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	$174,100	$175,902
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A1
5.738%, 11/25/69 (A)(B)	827,056	837,973
New Residential Mortgage Loan Trust, Ser 2026-NQM1, Cl A1
4.824%, 11/25/65 (A)(B)	335,000	335,168
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(C)	562,436	560,794
OBX Trust, Ser 2024-NQM13, Cl A1
5.116%, 06/25/64 (A)	208,293	209,150
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/64 (A)(C)	385,119	388,017
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(C)	463,623	469,790
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	65,240	57,127
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.100%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	449,156
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(C)	638,364	647,413
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A1
4.894%, 08/15/57	710,132	718,689
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.223%, TSFR1M + 1.542%, 08/15/42 (A)(B)	250,000	250,625
		39,871,870

Total Mortgage-Backed Securities
(Cost $62,626,655)		64,258,597
MUNICIPAL BONDS — 4.1%
	Face Amount	Value
California — 1.1%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,472,363
5.950%, 08/01/29	825,000	842,110
California State Public Works Board, Ser D, RB
3.770%, 11/01/26	135,000	135,045
City & County of San Francisco California, GO
3.700%, 06/15/26	1,500,000	1,500,627
City of Oakland California, GO
4.005%, 07/15/27	250,000	251,047
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,400,000	1,420,689
		5,621,881
Colorado — 0.2%
Broomfield Urban Renewal Authority, TA
4.700%, 12/01/28	800,000	816,188
Denver City & County Housing Authority, RB
4.125%, 06/01/28	500,000	502,085
		1,318,273
Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	562,108	553,389

Illinois — 0.2%
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,250,037

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29 (E)	117,179	12

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (A)	250,000	253,308

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	394,307	393,605

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Maryland — 0.1%
Montgomery County Housing Opportunities Commission, RB
4.412%, 12/01/27	$350,000	$354,327

New Hampshire — 0.5%
New Hampshire Business Finance Authority, RB
3.970%, 02/01/29 (A)(B)	2,500,000	2,500,000
3.840%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New Jersey — 0.5%
Jersey City Municipal Utilities Authority, Ser B, RB
4.800%, 05/01/26	450,000	451,121
Jersey City Redevelopment Agency, RB
4.500%, 12/09/26	750,000	752,780
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,009,952
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/26	510,000	511,533
		2,725,386
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
6.222%, 04/01/40	600,000	617,741
5.822%, 04/01/27	665,000	668,452
5.739%, 04/01/26	250,000	250,160
		1,536,353
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	611,588

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	1,000,000	964,687
2.165%, 11/01/26 (A)	500,000	491,843
		1,456,530
Pennsylvania — 0.4%
Philadelphia Authority for Industrial Development, Ser A, RB
6.350%, 04/15/28	2,025,000	2,099,105
MUNICIPAL BONDS — continued
	Face Amount	Value
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	$185,000	$188,443

Texas — 0.1%
Hidalgo County Drain District No. 1, GO
3.939%, 09/01/26	500,000	500,388

West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	1,000,000	958,738

Total Municipal Bonds
(Cost $23,052,021)		23,171,363

SOVEREIGN DEBT — 1.0%

CANADA — 0.2%
CDP Financial MTN
1.000%, 05/26/26(A)	$1,000,000	$991,275

IRELAND — 0.4%
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,442,691

JAPAN — 0.1%
Japan Bank for International Cooperation
1.625%, 01/20/27	500,000	490,134
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	232,385

		722,519
NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
4.500%, 01/16/30(A)	250,000	256,209

SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(A)	250,000	252,224

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	$1,000,000	$1,023,917

Total Sovereign Debt
(Cost $5,689,847)		5,688,835

REPURCHASE AGREEMENTS — 0.6%

Barclays Capital
3.660%, dated 01/31/26, to be repurchased on 02/02/26, repurchase price $1,800,549 (collateralized by a U.S. Treasury Obligation, par value $1,866,900, 2.875%, 04/30/2029; with total market value $1,836,022)	$1,800,000	$1,800,000
Socgen Triparty Treasury
3.660%, dated 01/31/26, to be repurchased on 02/02/26, repurchase price $1,800,549 (collateralized by a U.S. Treasury Obligation, par value $1,772,000, 5.000%, 05/15/2045; with total market value $1,836,087)	1,800,000	1,800,000

Total Repurchase Agreements
(Cost $3,600,000)		3,600,000
BANK LOAN OBLIGATION — 0.3%
	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.3%
Terraform Power Operating Specified Refinancing Term Loan
5.672%, TSFR1M + 2.500%, 05/21/29(B)	$1,616,834	$1,612,792

Total Bank Loan Obligation
(Cost $1,616,834)		1,612,792

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%

Export-Import Bank of the United States
2.628%, 11/12/26	$554,066	$550,201
United States International Development Finance
1.790%, 10/15/29	250,689	240,720

Total U.S. Government Agency Obligations
(Cost $798,255)		790,921
Total Investments in Securities— 100.4%
(Cost $568,062,925)		$573,546,752

Percentages are based on Net Assets of $571,101,641.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	393	Mar-2026	$82,075,710	$81,937,430	$(138,280)

Short Contracts
U.S. 5-Year Treasury Note	(264)	Mar-2026	(28,918,034)	(28,757,438)	160,596
			$53,157,676	$53,179,992	$22,316

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2026 (Unaudited)

‡	Real Estate Investment Trust.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2026 was $180,033,335 and represented 31.5% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	Security in default and no interest is being accrued.

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IO — Interest Only — face amount represents notional amount

LP — Limited Partnership

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

RB — Revenue Bond

Ser — Series

SOFRRATE — Secured Overnight Financing Rate Index

TA — Tax Allocation

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 34.1%
	Face Amount	Value
U.S. Treasury Bonds
5.000%, 05/15/45	$4,100,000	$4,199,297
4.875%, 08/15/45	5,676,000	5,713,529
4.750%, 11/15/43	5,420,000	5,397,981
4.750%, 02/15/45	5,460,000	5,422,676
4.750%, 11/15/53	1,785,000	1,743,652
4.750%, 05/15/55	53,300,000	52,121,678
4.750%, 08/15/55	2,099,000	2,058,660
4.625%, 05/15/44	19,110,000	18,735,265
4.625%, 11/15/44	6,230,000	6,092,502
4.625%, 11/15/45	3,235,000	3,154,631
4.625%, 05/15/54	2,420,000	2,324,902
4.625%, 02/15/55	19,415,000	18,626,849
4.625%, 11/15/55	8,474,000	8,124,075
4.500%, 02/15/44	13,528,000	13,071,958
4.500%, 11/15/54	2,960,000	2,785,175
4.250%, 08/15/54	965,000	870,724
4.125%, 08/15/44	11,220,000	10,278,988
4.125%, 08/15/53	14,912,000	13,157,513
3.875%, 05/15/43	3,615,000	3,231,895
3.625%, 05/15/53	165,000	132,819
3.375%, 08/15/42	6,970,000	5,884,749
3.000%, 02/15/49	615,000	451,496
3.000%, 08/15/52	4,522,000	3,235,350
2.875%, 05/15/43	5,705,000	4,416,472
2.500%, 02/15/45	14,955,000	10,561,969
2.500%, 02/15/46	870,000	604,412
2.500%, 05/15/46	210,000	145,318
2.375%, 02/15/42	870,000	638,125
2.250%, 08/15/46	1,805,000	1,184,954
2.250%, 02/15/52	5,235,000	3,163,290
2.000%, 11/15/41	1,305,000	907,791
2.000%, 02/15/50	4,745,000	2,773,786
2.000%, 08/15/51	6,755,000	3,857,210
1.875%, 02/15/41	935,000	650,921
1.875%, 02/15/51	325,000	181,035
1.875%, 11/15/51	3,200,000	1,762,000
1.750%, 08/15/41	9,530,000	6,409,297
1.625%, 11/15/50	12,805,000	6,698,640
1.375%, 08/15/50	12,530,000	6,145,084
1.250%, 05/15/50	17,155,000	8,190,172
1.125%, 08/15/40	3,465,000	2,167,385
U.S. Treasury Notes
4.625%, 04/30/29	16,000,000	16,477,500
4.375%, 11/30/28	3,995,000	4,076,929
4.375%, 11/30/30	2,650,000	2,716,768
4.375%, 01/31/32	18,555,000	18,991,332
4.250%, 06/30/31	17,325,000	17,658,642
4.250%, 05/15/35	6,216,000	6,235,425
4.250%, 08/15/35	40,718,800	40,764,604
4.125%, 10/31/29	6,770,000	6,870,492
4.125%, 07/31/31	5,825,000	5,898,495
U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
4.125%, 11/30/31	$8,020,000	$8,107,406
4.000%, 10/31/29	422,000	426,401
4.000%, 04/30/32	2,080,000	2,084,631
4.000%, 01/31/33	2,750,000	2,745,273
4.000%, 11/15/35	36,538,000	35,830,760
3.875%, 07/15/28	38,350,000	38,618,151
3.875%, 04/30/30	3,345,000	3,361,725
3.875%, 07/31/30	450,000	452,074
3.875%, 12/31/32	4,885,000	4,841,493
3.875%, 08/15/34	80,830,000	79,153,409
3.823%, USBMMY3M + 0.190%, 10/31/27(A)	37,680,000	37,743,883
3.772%, USBMMY3M + 0.159%, 07/31/27(A)	37,720,000	37,764,861
3.750%, 05/31/30	1,700,000	1,699,668
3.711%, USBMMY3M + 0.098%, 01/31/27(A)	39,330,000	39,344,578
3.625%, 08/15/28	2,965,000	2,968,706
3.625%, 09/30/30	1,996,800	1,983,875
3.625%, 10/31/30	103,238,000	102,506,491
3.625%, 12/31/30	19,554,000	19,405,817
3.625%, 09/30/31	13,155,000	12,975,660
3.500%, 10/15/28	865,000	862,905
3.500%, 01/15/29	11,655,000	11,621,310
3.500%, 09/30/29	4,595,000	4,565,743
3.500%, 11/30/30	3,164,000	3,124,203
3.375%, 12/31/27	5,035,000	5,020,446
3.375%, 09/15/28	1,570,000	1,561,721
1.625%, 05/15/31	8,150,000	7,290,111
1.500%, 11/30/28	795,000	750,499
1.375%, 11/15/31	13,895,000	12,080,508
1.250%, 06/30/28	19,530,000	18,494,757
1.250%, 08/15/31	2,695,000	2,343,703
1.125%, 02/15/31	2,385,000	2,095,912
0.625%, 05/15/30	2,180,000	1,912,780

Total U.S. Treasury Obligations
(Cost $890,043,356)		870,703,872

CORPORATE OBLIGATIONS — 26.4%

COMMUNICATION SERVICES — 1.7%
Alphabet
5.350%, 11/15/45	$2,900,000	$2,861,020
1.100%, 08/15/30	5,000,000	4,410,980
AT&T
4.350%, 06/15/45	3,065,000	2,525,006
3.550%, 09/15/55	1,238,000	823,338
2.550%, 12/01/33	150,000	127,686
CCO Holdings
7.000%, 02/01/33(B)	1,330,000	1,342,902
4.500%, 05/01/32	975,000	875,603

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Charter Communications Operating
6.100%, 06/01/29	$1,630,000	$1,702,989
5.125%, 07/01/49	1,230,000	968,619
4.200%, 03/15/28	630,000	627,760
Comcast
4.650%, 02/15/33	2,500,000	2,499,945
Cox Communications
5.950%, 09/01/54(B)	1,390,000	1,222,337
1.800%, 10/01/30(B)	650,000	569,288
Meta Platforms
5.625%, 11/15/55	745,000	709,612
4.450%, 08/15/52	3,050,000	2,448,172
Prosus MTN
4.850%, 07/06/27(B)	500,000	503,015
3.680%, 01/21/30(B)	200,000	193,000
3.061%, 07/13/31(B)	1,940,000	1,772,797
Rogers Communications
3.800%, 03/15/32	1,705,000	1,615,657
Telecom Italia Capital
7.200%, 07/18/36	175,000	189,735
Time Warner Cable
6.750%, 06/15/39	800,000	804,654
Verizon Communications
5.875%, 11/30/55	1,210,000	1,194,406
4.400%, 11/01/34	3,130,000	3,012,855
3.875%, 03/01/52	3,500,000	2,595,072
3.550%, 03/22/51	895,000	633,907
2.850%, 09/03/41	2,500,000	1,799,621
2.650%, 11/20/40	2,390,000	1,703,023
1.500%, 09/18/30	2,500,000	2,208,792
		41,941,791
CONSUMER DISCRETIONARY — 0.8%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	5,000,000	3,577,173
Amazon.com
4.650%, 11/20/35	1,694,000	1,678,658
AutoNation
4.450%, 01/15/29	1,405,000	1,408,153
Block Financial
5.375%, 09/15/32	820,000	822,149
Carnival
5.750%, 03/15/30(B)	1,955,000	2,012,749
eBay
4.250%, 03/06/29	725,000	727,912
Ford Motor Credit
7.350%, 11/04/27	525,000	548,436
5.303%, 09/06/29	1,130,000	1,144,891
General Motors
6.250%, 04/15/35	1,070,000	1,136,094
5.625%, 04/15/30	740,000	770,841
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Genuine Parts
4.950%, 08/15/29	$830,000	$843,560
Nissan Motor Acceptance MTN
5.625%, 09/29/28(B)	1,453,000	1,458,034
5.550%, 09/13/29(B)	665,000	661,061
Polaris
5.600%, 03/01/31	420,000	426,619
PVH
5.500%, 06/13/30	902,000	916,898
Starbucks
4.450%, 08/15/49	2,500,000	2,098,656
Stellantis Financial Services US
4.950%, 09/15/28(B)	1,260,000	1,277,721
Trustees of Dartmouth College
4.273%, 06/01/30	1,000,000	1,005,615
		22,515,220
CONSUMER STAPLES — 0.7%
Albertsons
5.750%, 03/31/34(B)	2,205,000	2,168,602
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	2,020,000	2,081,637
Campbell's
4.550%, 03/21/31	1,395,000	1,385,532
Coca-Cola
1.450%, 06/01/27	25,000	24,313
JBS
6.250%, 03/01/56	1,484,000	1,502,312
Mather Foundation
2.675%, 10/01/31	2,500,000	2,251,111
PepsiCo
3.900%, 07/18/32	3,000,000	2,944,933
2.875%, 10/15/49(C)	5,000,000	3,301,336
RELX Capital
3.000%, 05/22/30	50,000	47,587
Sysco
2.400%, 02/15/30	2,500,000	2,330,788
		18,038,151
ENERGY — 1.3%
APA
6.750%, 02/15/55	860,000	868,131
BP Capital Markets America
3.060%, 06/17/41	2,250,000	1,714,634
Cameron LNG
3.701%, 01/15/39(B)	1,995,000	1,693,200
Chevron USA
4.687%, 04/15/30	870,000	889,657
CVR Energy
7.500%, 02/15/31(B)	1,300,000	1,300,000

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Energy Transfer
6.500%, 02/01/42	$835,000	$883,334
6.300%, 01/15/56	805,000	807,254
6.100%, 12/01/28	1,855,000	1,949,506
Helmerich & Payne
5.500%, 12/01/34(C)	620,000	615,638
Hess Midstream Operations
5.875%, 03/01/28(B)	1,690,000	1,721,760
Kinder Morgan Energy Partners
5.500%, 03/01/44	370,000	357,699
Kinetik Holdings
6.625%, 12/15/28(B)	610,000	628,240
MPLX
5.500%, 02/15/49	2,350,000	2,160,680
Northern Oil & Gas
7.875%, 10/15/33(B)	695,000	701,335
ONEOK
6.250%, 10/15/55	922,000	929,141
5.400%, 10/15/35	2,630,000	2,652,440
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,643,403
Plains All American Pipeline
5.600%, 01/15/36	520,000	527,815
SM Energy
9.625%, 06/15/33(B)	765,000	836,631
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,290,250	1,969,473
Targa Resources
6.125%, 05/15/55	1,165,000	1,167,918
Topaz Solar Farms
5.750%, 09/30/39(B)	5,023,974	5,057,484
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,313,433
Williams
5.950%, 03/15/56	1,100,000	1,102,653
		33,491,459
FINANCIALS — 14.9%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(D)	5,000,000	4,990,958
4.125%, 02/25/27	2,500,000	2,508,805
3.500%, 09/18/29	1,000,000	992,819
Ally Financial
5.548%, SOFRRATE + 1.780%, 07/31/33(A)	1,870,000	1,882,872
American Express
4.804%, SOFRRATE + 1.237%, 10/24/36(A)	685,000	671,937
3.550%, H15T5Y + 2.854%(A)(D)	675,000	667,945
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
American Honda Finance
4.450%, 01/08/31	$705,000	$705,007
American National Global Funding MTN
5.250%, 06/03/30(B)	575,000	583,921
American National Group
6.000%, 07/15/35	485,000	489,133
Andina de Fomento MTN
4.251%, 02/03/31	2,400,000	2,400,000
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,850,854
3.875%, 03/16/29(B)	420,000	414,873
2.625%, 09/10/30(B)	500,000	461,185
Antares Holdings
6.350%, 10/23/29(B)	720,000	736,819
Apollo Debt Solutions BDC
5.875%, 08/30/30	470,000	473,770
5.700%, 01/23/31(B)	285,000	283,510
Apollo Global Management
5.150%, 08/12/35	410,000	408,656
Arab Energy Fund
5.428%, 05/02/29	2,750,000	2,844,114
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,551,335
Ares Capital
7.000%, 01/15/27	487,000	500,048
5.800%, 03/08/32	297,000	298,723
5.250%, 04/12/31	335,000	330,018
2.875%, 06/15/28	1,320,000	1,266,817
Ares Strategic Income Fund
5.700%, 03/15/28	570,000	577,658
Arthur J Gallagher
6.500%, 02/15/34	1,510,000	1,660,317
Asian Infrastructure Investment Bank
4.500%, 01/16/30	1,200,000	1,234,026
4.426%, SOFRINDX + 0.620%, 08/16/27(A)	1,000,000	1,005,353
Athene Global Funding
5.380%, 01/07/30(B)	810,000	828,300
4.830%, 05/09/28(B)	300,000	303,358
Atlas Warehouse Lending
6.250%, 01/15/30(B)	445,000	469,840
4.950%, 11/15/30(B)	625,000	627,867
Avolon Holdings Funding
4.950%, 10/15/32(B)	837,000	830,720
4.950%, 01/15/28(B)	709,000	717,778
Bacardi-Martini BV
5.550%, 02/01/30(B)	1,080,000	1,112,061
Bain Capital Specialty Finance
5.950%, 03/01/31	548,000	538,888

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
5.950%, 03/15/30(C)	$350,000	$349,512
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(A)	2,055,000	2,097,335
4.450%, 03/03/26	1,275,000	1,275,890
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	2,700,000	1,978,541
Bank of Montreal
5.004%, SOFRINDX + 0.670%, 01/27/29(A)	575,000	585,800
Bank of New York Mellon MTN
4.942%, SOFRRATE + 0.887%, 02/11/31(A)	960,000	986,624
4.729%, SOFRRATE + 1.135%, 04/20/29(A)	585,000	594,990
Bank of Nova Scotia
4.338%, SOFRRATE + 1.090%, 09/15/31(A)	1,248,000	1,243,802
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,240,000	1,291,236
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	3,130,000	3,183,519
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	908,643
Barings BDC
5.200%, 09/15/28	820,000	817,085
Barings Private Credit
5.750%, 02/06/29(B)	270,000	—
BGC Group
6.150%, 04/02/30	305,000	314,882
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,801,458
Blackstone Reg Finance
4.950%, 02/15/36	750,000	741,796
Blue Owl Capital
2.875%, 06/11/28	2,700,000	2,558,887
Blue Owl Credit Income
7.750%, 01/15/29	2,670,000	2,829,429
6.600%, 09/15/29	555,000	571,124
Blue Owl Technology Finance II
6.750%, 04/04/29	585,000	600,283
BNP Paribas
5.283%, SOFRRATE + 1.280%, 11/19/30(A)(B)	675,000	695,179
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	1,465,000	1,501,846
4.375%, 05/12/26(B)	250,000	249,955
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	2,950,000	2,920,875
Boardwalk Pipelines
5.375%, 02/15/36	765,000	767,991
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Burlington Northern Santa Fe
5.550%, 03/15/56	$490,000	$486,044
Bush Foundation
2.754%, 10/01/50	1,000,000	616,669
CaixaBank
4.885%, SOFRRATE + 1.360%, 07/03/31(A)(B)	845,000	857,167
Canadian Imperial Bank of Commerce
4.857%, SOFRRATE + 1.030%, 03/30/29(A)	1,475,000	1,499,721
Cantor Fitzgerald
7.200%, 12/12/28(B)	750,000	798,700
Capital Impact Partners
5.999%, 08/01/35	2,500,000	2,664,497
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	775,000	870,214
6.377%, SOFRRATE + 2.860%, 06/08/34(A)	1,115,000	1,197,287
5.268%, SOFRRATE + 2.370%, 05/10/33(A)	1,320,000	1,346,562
4.927%, SOFRRATE + 2.057%, 05/10/28(A)	675,000	682,021
4.722%, SOFRRATE + 1.150%, 01/30/32(A)	918,000	918,362
Cargill
5.375%, 10/23/55(B)	735,000	707,549
Carlyle Secured Lending
5.750%, 02/15/31	510,000	501,521
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	500,071
CGI
4.950%, 03/14/30	1,275,000	1,293,853
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(D)	4,910,000	4,890,432
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	4,620,000	4,652,895
Citigroup
8.125%, 07/15/39	785,000	998,217
4.643%, SOFRRATE + 1.143%, 05/07/28(A)	2,085,000	2,101,210
4.600%, 03/09/26	40,000	40,022
4.450%, 09/29/27	1,920,000	1,932,388
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	2,205,000	2,065,744
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	940,000	946,935

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	$1,000,000	$980,875
Clearway Energy Operating
5.750%, 01/15/34(B)	1,000,000	1,003,903
CNH Industrial Capital
4.750%, 03/21/28	505,000	510,852
4.500%, 10/16/30	1,049,000	1,050,359
CNO Global Funding MTN
4.375%, 09/08/28(B)	658,000	660,025
Commonwealth Bank of Australia NY
4.423%, 03/14/28	585,000	593,233
Community Preservation
2.867%, 02/01/30	2,400,000	2,250,514
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	2,029,788
Continental Resources
2.875%, 04/01/32(B)	665,000	583,965
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	765,000	785,685
6.375%, H15T5Y + 2.646%, 09/15/54(A)	2,045,000	2,089,286
Credit Agricole
4.656%, SOFRRATE + 1.170%, 01/12/32(A)(B)	1,955,000	1,956,287
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	1,500,000	1,492,429
Crescent Energy Finance
8.375%, 01/15/34(B)	760,000	767,193
7.625%, 04/01/32(B)	400,000	396,760
Deutsche Bank NY
5.297%, SOFRRATE + 1.720%, 05/09/31(A)	1,270,000	1,301,850
4.950%, SOFRRATE + 1.300%, 08/04/31(A)	665,000	672,963
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/30(A)(B)	430,000	439,609
Element Fleet Management
5.037%, 03/25/30(B)	177,000	180,877
4.641%, 11/24/30(B)	1,135,000	1,137,571
European Investment Bank
3.750%, 02/14/33	2,500,000	2,453,101
0.875%, 05/17/30	3,500,000	3,103,615
0.625%, 10/21/27	5,000,000	4,754,533
F&G Global Funding
4.650%, 09/08/28(B)	420,000	422,911
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.500%, 01/09/29(B)	$1,380,000	$1,379,573
Federation des Caisses Desjardins du Quebec
4.565%, 08/26/30(B)	760,000	764,416
Fifth Third Bank
4.967%, SOFRRATE + 0.810%, 01/28/28(A)	430,000	433,734
Ford Foundation
2.815%, 06/01/70	7,065,000	4,027,302
2.415%, 06/01/50	2,500,000	1,504,816
Fortitude Global Funding
4.625%, 10/06/28(B)	640,000	641,179
Foundry JV Holdco
6.200%, 01/25/37(B)	2,375,000	2,509,500
FS KKR Capital
6.125%, 01/15/30(C)	565,000	551,316
GA Global Funding Trust
5.500%, 04/01/32(B)	608,000	621,453
4.400%, 09/23/27(B)	560,000	561,951
Glencore Funding
6.375%, 10/06/30(B)	390,000	420,485
5.893%, 04/04/54(B)	1,930,000	1,961,312
5.186%, 04/01/30(B)	505,000	519,902
Global Payments
4.875%, 11/15/30	1,567,000	1,567,106
Goldman Sachs Group
5.049%, SOFRRATE + 1.210%, 07/23/30(A)	1,610,000	1,649,193
4.939%, SOFRRATE + 1.330%, 10/21/36(A)	1,628,000	1,606,818
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	2,500,000	2,503,187
4.148%, SOFRRATE + 0.710%, 01/21/29(A)	2,209,000	2,210,608
4.017%, TSFR3M + 1.635%, 10/31/38(A)	2,310,000	2,066,859
Golub Capital BDC
7.050%, 12/05/28	82,000	86,314
6.000%, 07/15/29	810,000	828,940
2.500%, 08/24/26	3,530,000	3,489,627
Golub Capital Private Credit Fund
5.450%, 08/15/28(B)	195,000	196,300
HA Sustainable Infrastructure Capital
8.000%, H15T5Y + 4.301%, 06/01/56(A)	475,000	498,207
6.750%, 07/15/35	2,400,000	2,516,427
6.375%, 07/01/34	2,500,000	2,555,595
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	932,784

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Hercules Capital
6.000%, 06/16/30	$385,000	$389,440
Honda Motor
4.688%, 07/08/30	372,000	376,145
HPS Corporate Lending Fund
5.450%, 01/14/28	857,000	864,967
5.450%, 11/15/30(B)	60,000	59,311
HSBC Holdings
5.240%, SOFRRATE + 1.570%, 05/13/31(A)	522,000	537,514
5.133%, SOFRRATE + 1.430%, 11/06/36(A)	563,000	562,819
5.130%, SOFRRATE + 1.040%, 11/19/28(A)	505,000	514,161
Huntington Bancshares
5.272%, SOFRRATE + 1.276%, 01/15/31(A)	285,000	293,305
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,049,987
5.150%, 03/27/30(B)	985,000	1,010,616
4.250%, 09/18/28(B)	380,000	380,489
ING Groep
4.858%, SOFRRATE + 1.010%, 03/25/29(A)	300,000	304,846
Inter-American Development Bank
4.106%, SOFRINDX + 0.300%, 02/15/29(A)	2,500,000	2,500,175
3.975%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,501,086
3.500%, 04/12/33	2,500,000	2,401,869
1.125%, 01/13/31	2,500,000	2,196,282
0.875%, 04/20/26	1,000,000	994,065
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,519,117
International Bank for Reconstruction & Development
1.745%, 07/31/33(E)	2,500,000	2,568,636
1.123%, 12/12/26(E)	2,500,000	2,482,816
0.750%, 08/26/30	2,500,000	2,181,821
0.000%, 03/31/27(F)	2,500,000	2,391,475
0.000%, 03/31/28(A)(G)	1,000,000	983,168
International Development Association
4.500%, 02/12/35(B)	1,425,000	1,448,586
4.375%, 11/27/29(B)	2,125,000	2,171,727
0.875%, 04/28/26(B)	1,000,000	993,274
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	2,500,000	2,484,918
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Jackson National Life Global Funding
4.700%, 06/05/28(B)	$946,000	$957,772
4.550%, 09/09/30(B)	925,000	923,006
Jefferies Financial Group
5.500%, 02/15/36	465,000	459,408
JPMorgan Chase
7.625%, 10/15/26	75,000	76,904
5.294%, SOFRRATE + 1.460%, 07/22/35(A)	1,205,000	1,236,976
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	677,041
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,464,753
2.956%, TSFR3M + 2.515%, 05/13/31(A)	975,000	918,899
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	675,140
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/31(A)(B)	1,680,000	1,675,351
KEB Hana Bank MTN
4.299%, SOFRRATE + 0.600%, 10/21/28(A)(B)	1,425,000	1,429,814
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,765,892
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,539,059
1.750%, 09/14/29	2,500,000	2,339,178
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	2,267,647
Lincoln Financial Global Funding
4.625%, 05/28/28(B)	825,000	833,444
Lloyds Banking Group
4.650%, 03/24/26	1,000,000	1,001,170
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,406,265
LPL Holdings
5.150%, 06/15/30	585,000	596,832
LYB International Finance III
5.125%, 01/15/31	320,000	321,684
3.375%, 10/01/40	1,255,000	904,696
2.250%, 10/01/30	100,000	89,299
M&T Bank MTN
5.385%, SOFRRATE + 1.610%, 01/16/36(A)	2,050,000	2,078,726
5.179%, SOFRRATE + 1.400%, 07/08/31(A)	590,000	605,276
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	2,500,000	2,540,442
Macquarie Airfinance Holdings
5.200%, 03/27/28(B)	600,000	609,466

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Main Street Capital
6.500%, 06/04/27	$815,000	$831,830
5.400%, 08/15/28	390,000	392,403
Manulife Financial
4.986%, 12/11/35	835,000	833,776
Marex Group
6.404%, 11/04/29	635,000	661,636
5.829%, 05/08/28	695,000	707,767
Markel Group
6.000%, 05/16/54	1,080,000	1,092,170
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	442,804
Mastercard
1.900%, 03/15/31	2,500,000	2,247,277
Methanex US Operations
6.250%, 03/15/32(B)	640,000	659,955
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	1,105,000	1,133,520
Mitsubishi UFJ Financial Group
5.057%, H15T1Y + 0.900%, 01/14/37(A)	522,000	521,508
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/29(A)	1,000,000	1,039,289
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,744,649
4.711%, H15T1Y + 0.920%, 07/08/31(A)	1,450,000	1,468,042
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/35(A)	1,585,000	1,639,612
5.230%, SOFRRATE + 1.108%, 01/15/31(A)	850,000	875,337
4.654%, SOFRRATE + 1.100%, 10/18/30(A)	1,380,000	1,396,916
4.493%, SOFRRATE + 0.950%, 01/16/32(A)	947,000	946,620
4.431%, TSFR3M + 1.890%, 01/23/30(A)	475,000	478,115
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	1,610,000	1,250,644
2.239%, SOFRRATE + 1.178%, 07/21/32(A)	1,700,000	1,508,587
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/31(A)	1,185,000	1,200,936
4.465%, SOFRRATE + 1.020%, 11/19/31(A)	1,660,000	1,661,069
MSD Investment
6.250%, 05/31/30(B)	270,000	270,408
6.125%, 02/05/31(B)	193,000	192,079
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Mutual of Omaha Global Funding
5.000%, 04/01/30(B)	$255,000	$260,198
National Bank of Canada
4.500%, 10/10/29	935,000	945,463
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	867,094
Nationwide Building Society
5.127%, 07/29/29(B)	1,075,000	1,106,077
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,355,000	3,494,783
5.778%, H15T1Y + 1.500%, 03/01/35(A)	1,910,000	2,016,523
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,735,141
NatWest Markets
4.789%, 03/21/28(B)	1,045,000	1,062,185
NHP Foundation
6.000%, 12/01/33	1,000,000	1,068,872
NLG Global Funding
5.400%, 01/23/30(B)	310,000	319,309
4.350%, 09/15/30(B)	1,230,000	1,220,253
Norinchukin Bank
4.674%, 09/09/30(B)	590,000	593,756
North Haven Private Income Fund
5.125%, 09/25/28(B)	335,000	334,007
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,480,000	1,594,405
Oberlin College
2.874%, 10/01/51	1,000,000	629,593
OneMain Financial Issuance Trust
6.625%, 05/15/29	290,000	298,939
Pacific Life Global Funding II
4.850%, 02/10/30(B)	1,205,000	1,227,632
Pricoa Global Funding I
4.750%, 08/26/32(B)	985,000	990,607
Prologis Targeted US Logistics Fund
4.250%, 01/15/31‡(B)	375,000	372,118
Protective Life
4.700%, 01/15/31(B)	620,000	622,070
Raizen Fuels Finance
6.950%, 03/05/54(B)	1,075,000	819,903
6.450%, 03/05/34(B)	375,000	307,476
6.250%, 07/08/32(B)	900,000	757,125
RGA Global Funding
5.000%, 08/25/32(B)	548,000	553,132

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.600%, 11/25/30(B)	$1,019,000	$1,021,395
Rockefeller Foundation
2.492%, 10/01/50	2,000,000	1,213,980
Rocket
6.500%, 08/01/29(B)	443,000	455,690
Royal Bank of Canada MTN
5.153%, SOFRRATE + 1.030%, 02/04/31(A)	565,000	582,348
4.498%, SOFRRATE + 0.890%, 08/06/29(A)	2,070,000	2,092,108
RWE Finance US
6.250%, 04/16/54(B)	2,000,000	2,069,247
5.125%, 09/18/35(B)	1,075,000	1,070,279
Salvation Army
4.528%, 09/01/48	1,500,000	1,307,804
Sammons Financial Group Global Funding
4.950%, 06/12/30(B)	1,370,000	1,387,844
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	2,125,000	2,179,709
3.244%, 10/05/26	1,485,000	1,477,495
Santander UK Group Holdings
5.136%, SOFRINDX + 1.578%, 09/22/36(A)	570,000	565,940
Santos Finance
5.750%, 11/13/35(B)	437,000	438,856
SBL Holdings
7.200%, 10/30/34(B)	835,000	805,518
5.900%, 09/26/28(B)	681,000	680,226
SiriusPoint
7.000%, 04/05/29	569,000	602,855
Sitios Latinoamerica
6.000%, 11/25/29(B)	655,000	675,567
Sixth Street Lending Partners
6.500%, 03/11/29	765,000	794,261
Societe Generale
5.512%, SOFRRATE + 1.650%, 05/22/31(A)(B)	1,235,000	1,275,980
5.250%, 02/19/27(B)	200,000	202,374
SoftBank
4.699%, 07/09/30(B)	612,000	614,523
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	790,904
6.500%, 10/15/30‡(B)	263,000	273,893
5.250%, 10/15/28‡(B)	720,000	723,694
Sumitomo Mitsui Financial Group
5.046%, SOFRRATE + 1.220%, 01/15/37(A)	685,000	683,979
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Svenska Handelsbanken
4.375%, 05/23/28(B)	$1,075,000	$1,087,285
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(A)	540,000	559,399
5.450%, SOFRRATE + 1.680%, 03/06/31(A)	360,000	367,077
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	4,125,000	4,192,551
4.568%, 12/17/26	9,100,000	9,162,129
4.411%, 01/13/31	1,609,000	1,613,673
TPG Operating Group II
5.375%, 01/15/36	1,065,000	1,058,578
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,751,286
4.420%, SOFRRATE + 0.770%, 07/24/28(A)	1,250,000	1,257,040
Turkcell Iletisim Hizmetleri
7.650%, 01/24/32(B)	1,025,000	1,089,964
UBS Group
5.125%, H15T5Y + 4.855%(A)(D)	4,090,000	4,090,000
4.844%, SOFRRATE + 1.290%, 11/06/33(A)(B)	1,892,000	1,893,263
3.875%, H15T5Y + 3.098%(A)(B)(C)(D)	2,970,000	2,955,851
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,400,000	2,574,105
Unum Group
6.750%, 12/15/28	465,000	492,723
US Bancorp
5.300%, TSFR3M + 3.176%(A)(D)	1,860,000	1,861,787
4.839%, SOFRRATE + 1.600%, 02/01/34(A)	1,438,000	1,443,702
4.481%, SOFRRATE + 0.867%, 01/26/32(A)	1,402,000	1,405,366
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/27(A)	1,155,000	1,159,823
USAA Capital
2.125%, 05/01/30(B)	5,000,000	4,595,497
Venture Global Plaquemines LNG
6.125%, 12/15/30(B)	1,015,000	1,044,716
Vmed O2 UK Financing I
6.750%, 01/15/33(B)	1,960,000	1,911,314

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Wells Fargo
5.605%, SOFRRATE + 1.740%, 04/23/36(A)	$650,000	$677,841
4.182%, SOFRRATE + 0.740%, 01/23/30(A)	1,295,000	1,296,321
3.900%, H15T5Y + 3.453%(A)(D)	2,160,000	2,157,606
Western-Southern Global Funding
4.700%, 12/10/32(B)	1,445,000	1,430,804
WK Kellogg Foundation Trust
2.443%, 10/01/50(B)	2,500,000	1,489,825
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,446,306	2,374,073
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,481,832	1,547,574
WLB Asset VII Pte
5.880%, 07/30/29(B)	462,500	466,035
ZF North America Capital
7.500%, 03/24/31(B)	985,000	1,009,618
7.125%, 04/14/30(B)	320,000	327,142
		376,158,938
HEALTH CARE — 0.2%
Cardinal Health
5.000%, 11/15/29	1,550,000	1,592,671
Cigna Group
7.875%, 05/15/27	651,000	681,092
Elevance Health
4.000%, 09/15/28	1,370,000	1,369,610
Molina Healthcare
6.500%, 02/15/31(B)	1,100,000	1,127,154
		4,770,527
INDUSTRIALS — 0.7%
AerCap Ireland Capital DAC
4.125%, 02/28/29	1,250,000	1,245,901
3.300%, 01/30/32	1,855,000	1,716,244
3.000%, 10/29/28	225,000	218,270
Aviation Capital Group
5.125%, 04/10/30(B)	620,000	630,050
4.250%, 04/30/29(B)	263,000	262,096
Caterpillar Financial Services
3.950%, 11/14/28	1,565,000	1,570,510
Daimler Truck Finance North America
5.625%, 01/13/35(B)	770,000	797,749
4.650%, 10/12/30(B)	905,000	911,957
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,239,472
Fedex Freight Holding
4.650%, 03/15/31(B)	940,000	939,819
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Mileage Plan IP
5.021%, 10/20/29(B)	$1,871,000	$1,892,261
Nature Conservancy
3.957%, 03/01/52	2,485,000	1,958,225
Norfolk Southern
2.300%, 05/15/31	3,500,000	3,170,886
Southwest Airlines
4.375%, 11/15/28	725,000	729,165
Union Pacific Railroad Pass Through Trust
6.176%, 01/02/31	11,659	12,337
5.082%, 01/02/29	8,314	8,449
		17,303,391
INFORMATION TECHNOLOGY — 0.9%
Analog Devices
4.250%, 06/15/28	1,155,000	1,163,833
APLD ComputeCo
9.250%, 12/15/30(B)	961,000	998,197
Apple
3.000%, 06/20/27	1,750,000	1,736,426
Arrow Electronics
5.150%, 08/21/29	845,000	864,635
Dell International
6.020%, 06/15/26	20,000	20,058
4.750%, 10/06/32	538,000	536,783
Flex
5.375%, 11/13/35	2,410,000	2,407,637
Gartner
5.600%, 11/20/35	1,553,000	1,548,726
Hewlett Packard Enterprise
4.400%, 10/15/30	878,000	873,886
Jabil
4.200%, 02/01/29	498,000	497,858
Kyndryl Holdings
6.350%, 02/20/34	1,500,000	1,572,840
3.150%, 10/15/31	1,725,000	1,571,806
Microchip Technology
5.050%, 02/15/30	610,000	624,287
NXP BV
4.300%, 08/19/28	625,000	627,857
Oracle
5.950%, 09/26/55	1,443,000	1,274,431
5.375%, 09/27/54	2,410,000	1,936,328
3.900%, 05/15/35	2,445,000	2,107,639
3.600%, 04/01/40	495,000	365,604
Roper Technologies
4.250%, 09/15/28	325,000	326,888
TD SYNNEX
4.300%, 01/17/29	625,000	625,242

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Tyco Electronics Group
4.625%, 02/01/30	$1,025,000	$1,044,326
VMware
1.400%, 08/15/26	525,000	518,132
		23,243,419
MATERIALS — 0.7%
Air Products and Chemicals
4.800%, 03/03/33	1,500,000	1,526,484
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,089,490
Amcor Flexibles North America
4.800%, 03/17/28	925,000	938,551
Dow Chemical
5.600%, 02/15/54	250,000	218,785
5.150%, 02/15/34(C)	4,000,000	3,966,222
4.800%, 01/15/31	950,000	947,101
Eastman Chemical
5.000%, 08/01/29	480,000	490,498
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,604,160
Freeport-McMoRan
5.250%, 09/01/29	1,532,000	1,555,914
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,085,114
LD Celulose International GmbH
7.950%, 01/26/32(B)	375,000	395,024
Mosaic
4.350%, 01/15/29	381,000	382,203
PPG Industries
4.375%, 03/15/31	629,000	627,167
Smurfit Kappa Treasury ULC
5.438%, 04/03/34	2,250,000	2,322,957
Westlake
6.375%, 11/15/55	850,000	843,995
		18,993,665
REAL ESTATE — 0.5%
EPR Properties
4.750%, 11/15/30‡	1,225,000	1,214,745
Equinix Europe 2 Financing
4.600%, 11/15/30‡	1,063,000	1,067,287
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,688,901
Essential Properties
5.400%, 12/01/35‡	500,000	502,209
Extra Space Storage
5.700%, 04/01/28‡	250,000	257,952
Host Hotels & Resorts
5.700%, 07/01/34‡	1,525,000	1,574,952
4.250%, 12/15/28‡	255,000	255,630
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Mid-America Apartments
4.650%, 01/15/33‡	$938,000	$935,167
Omega Healthcare Investors
5.200%, 07/01/30‡	900,000	915,105
Simon Property Group
4.300%, 01/15/31‡	2,350,000	2,344,956
		12,756,904
UTILITIES — 4.0%
Alabama Power
3.700%, 12/01/47	1,845,000	1,406,601
Avangrid
3.800%, 06/01/29	2,500,000	2,467,611
California Buyer
6.375%, 02/15/32(B)	1,675,000	1,670,411
CenterPoint Energy
6.700%, H15T5Y + 2.586%, 05/15/55(A)	850,000	872,773
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,826,190
Consolidated Edison of New York
4.450%, 03/15/44	965,000	838,734
Constellation Energy Generation
5.875%, 01/15/66	985,000	965,171
Continental Wind
6.000%, 02/28/33(B)	2,147,094	2,215,532
ContourGlobal Power Holdings
6.750%, 02/28/30(B)	500,000	515,640
Dominion Energy
4.600%, 05/15/28	865,000	875,936
2.250%, 08/15/31	4,650,000	4,156,235
Dominion Energy South Carolina
6.250%, 10/15/53	1,170,000	1,256,197
Entergy Arkansas
5.750%, 01/15/56	490,000	491,844
Entergy Mississippi
5.800%, 04/15/55	2,125,000	2,136,314
Essential Utilities
4.800%, 08/15/27	570,000	577,177
Florida Power & Light
5.600%, 02/15/66	418,000	412,363
Georgia Power
3.250%, 03/15/51	3,368,000	2,314,305
Hanwha Futureproof
4.750%, 04/30/28(B)(C)	1,000,000	1,016,295
Interstate Power and Light
4.100%, 09/26/28	790,000	791,281
MidAmerican Energy
5.850%, 09/15/54	975,000	1,002,268

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
5.300%, 02/01/55	$1,050,000	$999,007
4.250%, 07/15/49	2,055,000	1,686,531
3.950%, 08/01/47	2,500,000	1,989,224
2.700%, 08/01/52	2,588,000	1,594,983
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	6,720,000	6,583,788
New York State Electric & Gas
5.850%, 08/15/33(B)	2,500,000	2,651,438
5.300%, 08/15/34(B)	1,000,000	1,029,232
5.050%, 08/15/35(B)	1,400,000	1,408,418
2.150%, 10/01/31(B)	3,740,000	3,297,447
NextEra Energy Capital Holdings
4.685%, 09/01/27	720,000	728,273
4.625%, 07/15/27	100,000	101,038
Niagara Mohawk Power
5.783%, 09/16/52(B)	836,000	826,855
1.960%, 06/27/30(B)	3,500,000	3,171,891
NRG Energy
7.000%, 03/15/33(B)	3,135,000	3,450,074
NSTAR Electric
4.850%, 03/01/30	370,000	378,779
Oncor Electric Delivery
4.150%, 06/01/32	2,500,000	2,442,143
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,306,502
5.000%, 06/04/28	315,000	320,683
4.950%, 07/01/50	2,315,000	1,963,122
PECO Energy
4.150%, 10/01/44	1,015,000	852,720
3.000%, 09/15/49	1,810,000	1,191,458
PG&E Recovery Funding
5.536%, 07/15/47	1,250,000	1,255,694
5.529%, 06/01/49	2,500,000	2,506,405
5.231%, 06/01/42	1,000,000	1,002,760
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,167,130
4.650%, 03/15/33	2,595,000	2,605,698
3.100%, 03/15/32	4,500,000	4,176,389
Public Service of New Hampshire
4.400%, 07/01/28	580,000	586,952
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,024,923
2.950%, 08/15/51	2,500,000	1,607,513
SCE Recovery Funding
5.112%, 12/15/47	800,000	762,787
Sempra
6.550%, H15T5Y + 2.138%, 04/01/55(A)	2,055,000	2,091,768
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Solar Star Funding
5.375%, 06/30/35(B)	$907,711	$921,911
3.950%, 06/30/35(B)	788,659	751,628
Southern
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,438,842
Southern California Edison
3.650%, 06/01/51	3,000,000	2,061,591
3.450%, 02/01/52	2,530,000	1,686,124
2.750%, 02/01/32	2,500,000	2,243,790
Union Electric
3.900%, 04/01/52	2,195,000	1,673,153
Virginia Electric and Power
5.600%, 09/15/55	1,095,000	1,068,050
WBI Operating
6.250%, 10/15/30(B)	855,000	861,412
Wisconsin Power and Light
3.950%, 09/01/32	2,500,000	2,408,129
XPLR Infrastructure Operating Partners
7.750%, 04/15/34(B)	570,000	580,827
		104,265,960
Total Corporate Obligations
(Cost $678,630,241)		673,479,425

MORTGAGE-BACKED SECURITIES — 23.4%

Agency Mortgage-Backed Obligations — 17.1%
FHLMC
7.000%, 11/01/32	$112,037	$117,162
7.000%, 10/01/32	3,870	4,048
7.000%, 09/01/32	6,810	7,122
7.000%, 07/01/32	1,604	1,678
7.000%, 06/01/32	29,343	30,809
6.673%, RFUCCT1Y + 1.703%, 04/01/38 (A)	56,592	58,837
6.630%, RFUCCT1Y + 1.630%, 05/01/44 (A)	683	705
6.630%, RFUCCT1Y + 1.787%, 10/01/41 (A)	3,672	3,821
6.599%, RFUCCT1Y + 1.724%, 04/01/36 (A)	4,698	4,829
6.597%, RFUCCT1Y + 1.630%, 02/01/45 (A)	94,441	97,941
6.566%, RFUCCT1Y + 1.876%, 01/01/42 (A)	23,226	24,282
6.553%, RFUCCT1Y + 1.776%, 11/01/39 (A)	37,321	38,682
6.535%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,508	1,556

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.520%, RFUCCT1Y + 1.788%, 08/01/42 (A)	$2,073	$2,168
6.500%, 09/01/55	965,743	999,150
6.500%, 01/01/38	548	582
6.500%, 11/01/37	1,022	1,032
6.500%, 09/01/37	10,166	10,476
6.500%, 08/01/37	1,838	1,926
6.500%, 12/01/32	40,382	42,296
6.500%, 12/01/31	985	1,020
6.486%, RFUCCT1Y + 1.655%, 08/01/44 (A)	184,351	191,463
6.443%, RFUCCT1Y + 1.630%, 02/01/45 (A)	8,021	8,335
6.381%, RFUCCT1Y + 1.650%, 04/01/43 (A)	25,206	26,070
6.376%, RFUCCT1Y + 1.959%, 04/01/40 (A)	964	995
6.348%, RFUCCT1Y + 1.619%, 05/01/46 (A)	10,646	11,046
6.308%, RFUCCT1Y + 1.607%, 11/01/44 (A)	189,476	196,834
6.290%, RFUCCT1Y + 1.609%, 10/01/44 (A)	24,647	25,594
6.272%, RFUCCT1Y + 1.630%, 01/01/45 (A)	10,139	10,535
6.262%, RFUCCT1Y + 1.615%, 11/01/44 (A)	19,377	20,133
6.255%, RFUCCT1Y + 1.630%, 07/01/44 (A)	16,132	16,634
6.248%, RFUCCT1Y + 1.623%, 12/01/45 (A)	67,409	69,914
6.199%, RFUCCT1Y + 1.612%, 01/01/44 (A)	17,574	18,217
6.191%, RFUCCT1Y + 1.630%, 02/01/45 (A)	40,464	41,970
6.000%, 07/01/55	1,319,517	1,350,639
6.000%, 04/01/55	1,307,086	1,337,914
6.000%, 08/01/54	3,461,718	3,543,361
6.000%, 05/01/39	25,206	26,632
6.000%, 04/01/39	13,294	13,848
6.000%, 02/01/39	9,931	10,491
6.000%, 09/01/38	7,369	7,767
6.000%, 06/01/38	2,655	2,759
6.000%, 11/01/36	17,471	18,456
6.000%, 12/01/33	6,320	6,564
5.948%, RFUCCT1Y + 1.630%, 01/01/45 (A)	72,525	74,932
5.907%, RFUCCT1Y + 1.630%, 12/01/44 (A)	26,865	27,802
5.500%, 06/01/55	1,191,864	1,209,143
5.500%, 12/01/54	3,811,655	3,866,914
5.500%, 06/01/53	1,466,547	1,505,415
5.500%, 06/01/37	299	306
5.500%, 01/01/35	49,585	50,914
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.000%, 06/01/53	$4,181,918	$4,195,912
5.000%, 04/01/34	3,582	3,638
4.500%, 09/01/53	3,443,356	3,399,027
4.500%, 09/01/48	522,118	520,887
4.500%, 03/01/47	365,808	366,188
4.500%, 03/01/46	63,085	63,233
4.500%, 11/01/45	128,154	128,573
4.500%, 02/01/45	478,957	475,793
4.500%, 10/01/44	18,934	18,942
4.500%, 08/01/44	327,507	328,274
4.500%, 07/01/44	90,290	90,502
4.500%, 03/01/44	8,278	8,298
4.500%, 01/01/44	76,431	76,610
4.500%, 12/01/43	64,388	64,413
4.500%, 11/01/43	6,925	6,964
4.500%, 05/01/42	32,526	32,162
4.500%, 09/01/41	104,652	105,219
4.500%, 07/01/41	14,247	14,324
4.500%, 05/01/41	29,420	29,579
4.500%, 04/01/40	40,659	40,930
4.500%, 12/01/33	11,802	11,920
4.500%, 06/01/31	9,503	9,583
4.500%, 06/01/26	11	11
4.500%, 02/01/26	29	29
4.250%, 09/01/42	827,889	803,661
4.179%, SOFR30A + 2.278%, 09/01/52 (A)	733,431	732,299
4.000%, 01/01/52	845,199	815,092
4.000%, 05/01/46	554,963	540,953
4.000%, 07/01/34	40,111	39,835
4.000%, 10/01/31	21,331	21,278
3.500%, 07/01/52	7,694,840	7,176,882
3.500%, 04/01/52	9,600,600	8,937,517
3.500%, 02/01/52	426,719	396,548
3.500%, 01/01/52	2,442,481	2,272,435
3.500%, 04/01/51	2,277,652	2,118,195
3.500%, 04/01/37	281,766	275,547
3.000%, 06/01/52	5,223,616	4,648,093
3.000%, 03/01/52	1,113,555	1,003,888
3.000%, 11/01/50	1,476,242	1,319,875
3.000%, 02/01/50	6,011,650	5,402,855
2.500%, 01/01/54	8,618,630	7,354,031
2.500%, 05/01/52	2,242,418	1,946,516
2.500%, 07/01/50	4,048,773	3,506,210
2.500%, 01/01/36	704,247	669,964
2.000%, 06/01/52	4,202,102	3,418,272
2.000%, 04/01/52	1,616,110	1,312,173
2.000%, 03/01/52	4,019,758	3,316,800
2.000%, 01/01/52	1,227,504	1,010,067
2.000%, 04/01/51	3,038,344	2,484,701
2.000%, 12/01/50	3,094,259	2,565,279
2.000%, 11/01/50	1,128,193	936,768
2.000%, 09/01/50	10,686,318	8,769,927

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.000%, 07/01/50	$4,548,737	$3,779,410
2.000%, 02/01/42	1,439,936	1,254,024
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.606%, 09/25/33 (A)	2,500,000	2,533,744
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,190,000	1,161,614
FHLMC Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	675,737	641,269
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.586%, 07/25/32 (A)	15,250	14,417
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.306%, 07/25/33 (A)	139,137	135,190
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	103,390	106,897
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	38,236	38,315
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	295,215	306,182
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	16,071	17,041
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	10,929	11,143
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	5,108	5,260
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	24,257	25,257
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	108,947	114,167
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	26,819	27,414
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	80,832	84,058
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	1,611	1,603
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,231	2,325
FHLMC, Ser 2013-299, Cl F1
4.322%, SOFR30A + 0.614%, 01/15/43 (A)	112,707	111,614
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	$86,543	$87,207
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	159,629	161,121
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	2,966,389	2,674,426
FNMA
7.000%, 12/01/37	156	166
7.000%, 08/01/32	71,048	74,223
7.000%, 11/01/29	16,449	17,184
6.583%, RFUCCT1Y + 1.583%, 02/01/44 (A)	12,744	13,231
6.580%, RFUCCT1Y + 1.580%, 04/01/44 (A)	77,716	80,800
6.540%, RFUCCT1Y + 1.815%, 07/01/41 (A)	27,227	28,319
6.506%, RFUCCT1Y + 1.566%, 05/01/44 (A)	36,294	37,701
6.500%, 01/01/54	909,323	940,624
6.500%, 01/01/49	4,429	4,620
6.500%, 10/01/39	26,561	28,056
6.500%, 08/01/39	11,902	12,621
6.500%, 10/01/38	8,997	9,540
6.500%, 03/01/38	2,624	2,775
6.500%, 02/01/38	2,566	2,726
6.500%, 12/01/37	10,128	10,739
6.500%, 11/01/37	642	680
6.500%, 03/01/35	106,654	111,545
6.500%, 05/01/33	1,304	1,351
6.500%, 12/01/32	4,865	5,101
6.500%, 08/01/32	12,159	12,586
6.472%, RFUCCT1Y + 1.790%, 06/01/38 (A)	2,907	3,032
6.457%, RFUCCT1Y + 1.568%, 05/01/45 (A)	155,732	161,612
6.433%, RFUCCT1Y + 1.689%, 11/01/36 (A)	4,239	4,337
6.402%, RFUCCT1Y + 1.556%, 06/01/44 (A)	27,005	28,048
6.390%, RFUCCT1Y + 1.698%, 04/01/44 (A)	50,860	53,211
6.366%, RFUCCT1Y + 1.551%, 02/01/44 (A)	6,535	6,778
6.360%, RFUCCT1Y + 1.610%, 10/01/47 (A)	27,211	28,099
6.358%, RFUCCT1Y + 1.601%, 10/01/48 (A)	77,953	80,954
6.348%, H15T1Y + 2.299%, 08/01/34 (A)	5,813	5,968
6.338%, RFUCCT1Y + 1.685%, 06/01/42 (A)	4,450	4,593
6.338%, RFUCCT1Y + 1.460%, 05/01/35 (A)	15,739	16,262

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.330%, RFUCCT1Y + 1.580%, 09/01/44 (A)	$979	$1,016
6.315%, RFUCCT1Y + 1.553%, 01/01/45 (A)	14,924	15,496
6.308%, RFUCCT1Y + 1.580%, 09/01/47 (A)	90,831	94,300
6.303%, RFUCCT1Y + 1.590%, 07/01/44 (A)	69,468	72,239
6.246%, RFUCCT1Y + 1.782%, 12/01/39 (A)	6,062	6,258
6.199%, RFUCCT1Y + 1.470%, 06/01/35 (A)	1,942	1,992
6.156%, RFUCCT1Y + 1.577%, 10/01/44 (A)	76,749	79,769
6.124%, H15T1Y + 1.999%, 09/01/34 (A)	330	339
6.118%, RFUCCT1Y + 1.580%, 11/01/44 (A)	9,011	9,364
6.107%, RFUCCT1Y + 1.567%, 08/01/43 (A)	2,188	2,267
6.086%, RFUCCT1Y + 1.620%, 11/01/48 (A)	150,427	156,206
6.000%, 07/01/39	40,452	42,112
6.000%, 05/01/38	22,088	23,314
6.000%, 08/01/37	49,136	50,968
6.000%, 07/01/37	15,538	16,352
6.000%, 03/01/37	6,739	7,113
6.000%, 09/01/36	34,055	35,219
6.000%, 03/01/36	3,869	3,984
6.000%, 11/01/35	7,010	7,279
6.000%, 07/01/35	2,907	3,023
6.000%, 04/01/35	30,247	31,522
6.000%, 04/01/34	7,406	7,672
6.000%, 03/01/34	105,545	109,594
6.000%, 12/01/33	1,876	1,945
6.000%, 11/01/33	2,064	2,121
6.000%, 12/01/32	2,298	2,377
5.975%, RFUCCT1Y + 1.600%, 12/01/44 (A)	16,236	16,870
5.935%, RFUCCT1Y + 1.564%, 01/01/44 (A)	5,682	5,814
5.859%, RFUCCT1Y + 1.590%, 12/01/44 (A)	70,768	73,432
5.500%, 11/01/55	997,556	1,013,006
5.500%, 09/01/53	1,705,682	1,750,890
5.500%, 02/01/38	1,964	1,982
5.500%, 04/01/37	69,441	71,047
5.500%, 09/01/36	5,904	6,044
5.500%, 10/01/35	32,065	33,287
5.500%, 04/01/35	90,086	93,120
5.500%, 11/01/33	3,588	3,673
5.500%, 06/01/33	19,871	20,533
5.500%, 11/01/29	2,053	2,082
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.059%, RFUCCT1Y + 1.653%, 05/01/46 (A)	$19,382	$20,082
5.000%, 11/01/54	1,892,987	1,912,593
5.000%, 03/01/49	148,501	150,670
5.000%, 12/01/48	117,805	119,926
5.000%, 08/01/40	9,926	10,176
5.000%, 09/01/39	27,127	27,455
4.500%, 03/01/52	278,463	273,626
4.500%, 06/01/48	221,335	220,636
4.500%, 07/01/47	65,974	66,056
4.500%, 02/01/46	451,604	453,389
4.500%, 09/01/45	36,910	36,953
4.500%, 02/01/45	156,762	156,944
4.500%, 10/01/44	19,163	19,186
4.500%, 09/01/43	5,749	5,756
4.500%, 01/01/43	388,916	389,476
4.500%, 07/01/42	147,037	147,660
4.500%, 01/01/42	41,836	42,065
4.500%, 12/01/41	22,095	22,155
4.500%, 11/01/41	19,562	19,640
4.500%, 09/01/41	9,847	9,815
4.500%, 08/01/41	11,292	11,315
4.500%, 05/01/41	728,727	730,518
4.500%, 06/01/36	15,739	15,825
4.500%, 09/01/31	22,720	22,884
4.500%, 06/01/31	6,393	6,425
4.500%, 01/01/31	51,810	51,956
4.500%, 08/01/26	1,476	1,478
4.000%, 01/01/57	5,034,274	4,820,046
4.000%, 10/01/52	2,169,259	2,084,775
4.000%, 08/01/52	1,050,548	1,009,389
4.000%, 04/01/52	1,302,461	1,256,619
4.000%, 10/01/51	1,181,187	1,136,716
4.000%, 04/01/48	1,301,633	1,268,180
4.000%, 03/01/46	2,848,317	2,775,795
4.000%, 01/01/37	240,870	238,295
4.000%, 11/01/35	41,970	41,558
4.000%, 01/01/35	696,515	690,053
4.000%, 10/01/34	296,940	295,246
4.000%, 06/01/34	388,863	385,732
4.000%, 03/01/34	153,457	152,330
4.000%, 11/01/33	255,527	253,862
4.000%, 10/01/33	31,666	31,307
4.000%, 10/01/32	25,911	25,773
4.000%, 09/01/31	74,725	74,479
4.000%, 12/01/30	106,006	105,652
4.000%, 11/01/30	76,946	76,754
3.704%, SOFR30A + 2.238%, 10/01/52 (A)	2,799,355	2,769,132
3.500%, 05/01/52	3,564,992	3,309,427
3.500%, 04/01/52	6,042,797	5,645,597
3.500%, 03/01/52	1,516,405	1,407,766
3.500%, 01/01/52	1,702,617	1,585,101

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.500%, 11/01/51	$1,004,935	$936,372
3.500%, 04/01/37	249,066	241,720
3.500%, 02/01/31	241,374	239,516
3.500%, 12/01/29	77,793	77,262
3.000%, 05/01/52	833,852	750,137
3.000%, 04/01/52	2,608,328	2,350,164
3.000%, 03/01/52	1,324,399	1,190,637
3.000%, 01/01/52	2,493,455	2,211,805
3.000%, 11/01/51	1,806,039	1,617,504
3.000%, 08/01/50	1,441,301	1,315,445
3.000%, 07/01/50	895,668	807,447
3.000%, 04/01/50	1,355,552	1,222,471
2.500%, 04/01/52	3,981,018	3,433,917
2.500%, 03/01/52	1,429,443	1,238,068
2.500%, 02/01/52	4,981,833	4,291,182
2.500%, 01/01/52	3,913,309	3,337,344
2.500%, 10/01/51	1,909,703	1,625,107
2.500%, 08/01/51	2,686,338	2,331,412
2.500%, 07/01/51	2,356,377	2,017,617
2.500%, 02/01/51	1,568,723	1,358,519
2.500%, 01/01/51	1,022,354	885,400
2.500%, 11/01/50	4,925,091	4,273,877
2.500%, 10/01/50	6,499,120	5,627,561
2.500%, 07/01/50	7,894,216	6,834,004
2.500%, 03/01/43	1,518,094	1,368,864
2.500%, 06/01/42	2,494,325	2,247,594
2.500%, 10/01/41	1,107,837	1,003,148
2.500%, 05/01/41	733,221	662,546
2.000%, 12/01/51	1,446,116	1,178,090
2.000%, 11/01/51	5,889,531	4,810,744
2.000%, 10/01/51	2,847,841	2,358,926
2.000%, 09/01/51	1,385,256	1,145,192
2.000%, 08/01/51	1,543,448	1,262,004
2.000%, 02/01/51	1,015,087	838,127
2.000%, 01/01/51	2,664,054	2,207,177
2.000%, 12/01/50	431,128	357,294
2.000%, 10/01/50	1,496,007	1,227,934
2.000%, 08/01/50	621,153	514,915
2.000%, 09/01/36	947,075	875,210
1.500%, 10/01/50	1,589,443	1,231,695
FNMA Grantor Trust, Ser 2000- T6, Cl A1
7.500%, 11/25/40	10,535	10,605
FNMA Grantor Trust, Ser 2001- T1, Cl A1
7.500%, 10/25/40	88,048	88,678
FNMA Grantor Trust, Ser 2001- T10, Cl A1
7.000%, 12/25/41	55,077	56,636
FNMA Grantor Trust, Ser 2001- T12, Cl A1
6.500%, 08/25/41	1,920	1,942
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA Grantor Trust, Ser 2001- T3, Cl A1
7.500%, 11/25/40	$5,423	$5,467
FNMA Grantor Trust, Ser 2001- T4, Cl A1
7.500%, 07/25/41	27,482	28,195
FNMA Grantor Trust, Ser 2001- T7, Cl A1
7.500%, 02/25/41	1,287	1,327
FNMA Grantor Trust, Ser 2001- T8, Cl A1
7.500%, 07/25/41	3,167	3,270
FNMA Grantor Trust, Ser 2004- T1, Cl 1A2
6.500%, 01/25/44	780	805
FNMA REMIC Trust, Ser 2001- W3, Cl A
4.582%, 09/25/41 (A)	46,801	47,247
FNMA REMIC Trust, Ser 2002- W6, Cl 2A
7.500%, 06/25/42 (A)	3,713	3,746
FNMA REMIC Trust, Ser 2002- W6, Cl 2A1
7.000%, 06/25/42 (A)	3,713	3,725
FNMA REMIC Trust, Ser 2003- W4, Cl 3A
4.455%, 10/25/42 (A)	43,784	44,485
FNMA REMIC Trust, Ser 2003- W4, Cl 4A
5.063%, 10/25/42 (A)	16,250	16,656
FNMA Trust, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	5,314	5,603
FNMA Trust, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	6,818	7,076
FNMA Trust, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	2,197	2,283
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	16,124	16,647
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	5,820	6,019
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	45,362	46,055
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	11,029	11,531
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,506	2,587
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	3,951	4,286
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	88,341	87,330

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	$31,586	$31,764
FNMA, Ser 2012-132, Cl IK, IO
3.000%, 12/25/32	1,181,627	76,864
FNMA, Ser 2013-128, Cl CF
4.412%, SOFR30A + 0.714%, 12/25/43 (A)	194,109	193,084
FNMA, Ser 2014-1, Cl KF
4.412%, SOFR30A + 0.714%, 02/25/44 (A)	280,278	278,665
FNMA, Ser 2020-61, Cl NI, IO
3.500%, 09/25/50	2,593,251	407,659
FNMA, Ser 2025-114, Cl AE
4.500%, 01/25/56	990,745	987,216
FNMA, Ser M1G, Cl A2
1.468%, 11/25/30 (A)	1,925,000	1,709,893
FNMA, Ser M3G, Cl A2
1.245%, 01/25/31 (A)	2,000,000	1,757,332
GNMA
7.000%, 12/15/29	324	335
6.500%, 05/15/29	449	462
6.000%, 01/20/55	8,909,459	9,131,581
6.000%, 12/20/54	5,905,364	6,052,591
6.000%, 09/20/54	12,184,121	12,487,887
6.000%, 07/20/54	11,983,988	12,282,761
6.000%, 06/20/54	4,932,624	5,055,599
6.000%, 05/20/54	5,575,368	5,714,367
6.000%, 04/20/54	10,338,606	10,602,925
6.000%, 02/20/54	8,624,725	8,854,784
6.000%, 12/20/53	3,010,453	3,088,707
6.000%, 11/20/53	5,228,107	5,404,218
6.000%, 10/20/53	3,547,361	3,635,800
5.500%, 09/20/54	3,261,457	3,309,433
5.500%, 02/20/53	1,446,719	1,470,197
5.000%, 12/20/53	7,845,083	7,861,684
5.000%, 02/20/53	522,599	525,453
5.000%, 11/20/52	3,415,534	3,438,844
4.500%, 12/20/52	1,869,095	1,839,277
4.500%, 10/20/52	4,003,357	3,941,958
4.500%, 09/20/52	865,748	851,962
4.500%, 08/20/52	6,216,667	6,120,365
4.000%, 09/20/52	1,751,535	1,674,539
4.000%, 08/20/52	8,460,049	8,078,905
4.000%, 04/20/52	90,742	86,565
4.000%, 03/20/52	92,675	88,421
4.000%, 02/20/52	1,314,441	1,254,454
4.000%, 01/20/52	997,756	952,274
4.000%, 12/20/48	1,083,230	1,037,016
3.500%, 08/20/52	11,403,704	10,534,439
3.500%, 07/20/52	1,533,132	1,421,089
3.500%, 04/20/52	3,611,640	3,343,607
3.500%, 03/20/52	1,620,406	1,504,391
3.500%, 02/20/52	1,178,504	1,089,937
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.500%, 01/20/52	$1,244,222	$1,153,987
3.500%, 06/20/51	1,224,879	1,141,060
3.500%, 01/20/50	752,142	700,201
3.500%, 10/20/49	2,271,975	2,077,414
3.000%, 03/20/52	318,889	288,131
3.000%, 01/20/52	2,628,525	2,376,361
3.000%, 12/20/51	4,569,359	4,136,080
3.000%, 10/20/51	1,518,628	1,372,355
3.000%, 07/20/51	2,128,020	1,923,486
3.000%, 05/20/51	981,245	887,134
2.500%, 03/20/53	3,301,135	2,872,338
2.500%, 07/20/52	1,212,297	1,052,060
2.500%, 04/20/52	2,108,478	1,828,158
2.500%, 03/20/52	2,659,842	2,300,571
2.500%, 08/20/51	1,302,320	1,128,723
2.500%, 05/20/51	676,299	586,411
2.500%, 03/20/51	2,368,554	2,052,865
2.500%, 12/20/50	1,303,484	1,109,575
2.000%, 10/20/51	1,458,321	1,213,695
2.000%, 01/20/51	1,861,431	1,549,230
2.000%, 12/20/50	1,371,076	1,130,092
2.000%, 11/20/50	2,908,134	2,420,772
GNMA, Ser 2012-98, Cl BM
4.874%, 08/20/42 (A)	127,033	130,139
GNMA, Ser 2015-142, Cl KI, IO
4.500%, 04/20/45	1,670,173	274,978
GNMA, Ser 2016-84, Cl IB, IO
4.500%, 11/16/45	1,659,348	318,364
GNMA, Ser 2017-H17, Cl FQ
5.047%, TSFR12M + 0.985%, 09/20/67 (A)	693,095	699,602
GNMA, Ser 2017-H22, Cl FH
4.514%, TSFR12M + 0.935%, 11/20/67 (A)	409,392	412,109
GNMA, Ser 2017-H24, Cl FQ
4.527%, TSFR12M + 0.915%, 11/20/67 (A)	520,629	524,155
GNMA, Ser 2018-H04, Cl FK
4.914%, TSFR12M + 0.755%, 03/20/68 (A)	720,805	725,031
GNMA, Ser 2018-H05, Cl CF
4.934%, TSFR12M + 0.775%, 03/20/68 (A)	811,778	816,971
GNMA, Ser 2018-H05, Cl FE
4.944%, TSFR12M + 0.785%, 02/20/68 (A)	227,335	228,559
GNMA, Ser 2019-20, Cl IC, IO
5.000%, 02/20/49	1,524,645	320,815
GNMA, Ser 2019-H09, Cl FG
5.025%, TSFR12M + 1.065%, 05/20/69 (A)	252,228	256,051

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GNMA, Ser 2019-H16, Cl CF
4.649%, TSFR1M + 0.814%, 10/20/69 (A)	$277,522	$277,659
GNMA, Ser 2020-H01, Cl FV
4.599%, TSFR1M + 0.764%, 01/20/70 (A)	3,281,297	3,277,383
GNMA, Ser 2020-H02, Cl FB
4.549%, TSFR1M + 0.714%, 01/20/70 (A)	453,280	451,944
GNMA, Ser 2022-H04, Cl FG
4.253%, SOFR30A + 0.550%, 02/20/67 (A)	697,187	697,171
GNMA, Ser 2022-H08, Cl FE
4.668%, SOFR30A + 0.750%, 03/20/72 (A)	1,899,827	1,907,633
GNMA, Ser 2022-H11, Cl EF
4.673%, SOFR30A + 0.970%, 05/20/72 (A)	2,290,698	2,313,550
GNMA, Ser 2023-H04, Cl FC
4.553%, SOFR30A + 0.850%, 01/20/73 (A)	1,915,777	1,931,156
GNMA, Ser 2023-H13, Cl FJ
5.123%, SOFR30A + 1.420%, 02/20/73 (A)	1,174,356	1,204,026
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (A)	2,885,699	2,780,530
		431,303,414
Non-Agency Mortgage-Backed Obligations — 6.3%
ALA Trust, Ser OANA, Cl A
5.424%, TSFR1M + 1.743%, 06/15/40 (A)(B)	310,000	312,519
Angel Oak Mortgage Trust, Ser 2025-5, Cl A1
5.573%, 04/25/70 (B)(E)	1,634,592	1,653,730
Angel Oak Mortgage Trust, Ser 2025-7, Cl A1
5.509%, 06/25/70 (B)(E)	6,407,202	6,475,247
Angel Oak Mortgage Trust, Ser 2025-8, Cl A1
5.410%, 07/25/70 (B)(E)	2,869,586	2,896,316
BANK-2025, Ser BNK51, Cl C
5.946%, 12/25/67 (A)	1,000,000	991,224
BANK5, Ser 5YR10, Cl D
4.000%, 10/15/57 (B)	2,100,000	1,859,001
BANK5, Ser 5YR12, Cl D
4.000%, 12/15/57 (B)	1,160,000	1,028,266
BANK5, Ser 5YR14, Cl C
6.463%, 04/15/58 (A)	1,551,000	1,586,843
Barclays Commercial Mortgage Trust, Ser 2019-C4, Cl C
3.469%, 08/15/52	1,300,000	1,072,416
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.600%, TSFR1M + 0.919%, 03/15/37 (A)(B)	$1,840,000	$1,757,288
BBCMS Mortgage Trust, Ser 2023-C19, Cl C
6.403%, 04/15/56 (A)	540,000	515,248
BBCMS Mortgage Trust, Ser 5C27, Cl C
6.700%, 07/15/57 (A)	1,300,000	1,345,435
BBCMS Mortgage Trust, Ser C17, Cl C
5.450%, 09/15/55 (A)	2,200,000	2,103,230
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/62 (B)	2,725,000	2,156,657
BBCMS Mortgage Trust, Ser C39, Cl C
5.907%, 12/15/58 (A)	1,825,000	1,830,221
Benchmark Mortgage Trust, Ser 2019-B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	789,166
Benchmark Mortgage Trust, Ser 2022-B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	1,947,081
Benchmark Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	1,260,000	1,050,027
Benchmark Mortgage Trust, Ser V15, Cl C
6.268%, 06/15/58	965,000	990,317
Benchmark Mortgage Trust, Ser V7, Cl A3
6.228%, 05/15/56 (A)	400,000	422,267
BFLD Commercial Mortgage Trust, Ser 660F, Cl A
5.180%, TSFR1M + 1.500%, 11/15/42 (A)(B)	725,000	727,492
BMO Mortgage Trust, Ser 2023- C7, Cl C
7.123%, 12/15/56 (A)	2,250,000	2,360,463
BMO Mortgage Trust, Ser 5C4, Cl C
7.018%, 05/15/57 (A)	1,900,000	1,960,213
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	2,000,000	1,792,238
BMO Mortgage Trust, Ser C12, Cl C
6.393%, 06/15/58 (A)	2,320,000	2,370,361
BMO Mortgage Trust, Ser C9, Cl C
6.379%, 07/15/57 (A)	1,400,000	1,430,104

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BRCK Trust, Ser 830B, Cl B
5.357%, 12/10/42 (A)(B)	$2,970,000	$2,996,379
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.170%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,499,219
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	2,114,191
BX Trust, Ser 2024-VLT4, Cl A
5.172%, TSFR1M + 1.491%, 06/15/41 (A)(B)	685,000	685,856
BX Trust, Ser ARIA, Cl C
5.517%, 12/13/42 (A)(B)	5,265,000	5,348,753
BX Trust, Ser DELC, Cl A
5.230%, TSFR1M + 1.550%, 12/15/42 (A)(B)	375,000	377,109
BX Trust, Ser VLT7, Cl A
5.380%, TSFR1M + 1.700%, 07/15/44 (A)(B)	1,540,000	1,544,810
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	625,276
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	671,663
Century Plaza Towers, Ser 2019-CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	450,276
Century Plaza Towers, Ser 2019-CPT, Cl E
2.997%, 11/13/39 (A)(B)	2,000,000	1,678,315
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/40 (A)(B)	6,900,000	6,965,665
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/42 (A)(B)	155,000	159,052
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,345,231
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,492,004
COMM Mortgage Trust, Ser CBM, Cl A2
5.867%, 12/10/41 (A)(B)	180,000	182,789
CSAIL 2021-C20 Commercial Mortgage Trust, Ser C20, Cl AS
3.076%, 03/15/54 (A)	1,180,000	1,050,327
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,230,000	1,131,788
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
CSMC Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	$1,310,000	$882,687
DC Commercial Mortgage Trust, Ser DC, Cl A
6.314%, 09/12/40 (B)	820,000	843,646
DLIC Re-REMIC Trust, Ser FRR1, Cl A111
2.246%, 04/27/53 (A)(B)	1,770,000	1,535,546
DLIC Re-REMIC Trust, Ser FRR1, Cl A120
2.600%, 09/27/53 (A)(B)	1,770,000	1,533,313
DLIC Re-REMIC Trust, Ser FRR1, Cl B104
1.875%, 12/27/52 (A)(B)	1,770,000	1,529,682
Extended Stay America Trust, Ser ESH, Cl A
4.980%, TSFR1M + 1.300%, 10/15/42 (A)(B)	225,000	225,984
Extended Stay America Trust, Ser ESH2, Cl A
4.870%, TSFR1M + 1.200%, 02/15/43 (A)(B)	820,000	821,794
FASST, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,747,929	2,804,868
FHLMC Multifamily ML Certificates
1.219%, 07/25/41 (A)(B)	9,654,298	842,762
FHLMC Multifamily ML Certificates, Ser ML08, Cl AUS
1.877%, 07/25/37	1,583,615	1,290,106
FREMF Mortgage Trust, Ser 2017-K69, Cl C
3.726%, 10/25/49 (A)(B)	2,788,000	2,731,539
FREMF Mortgage Trust, Ser 2018-K83, Cl C
4.281%, 11/25/51 (A)(B)	2,890,000	2,859,256
GS Mortgage Securities Trust, Ser 2013-PEMB, Cl A
3.550%, 03/05/33 (A)(B)	110,000	81,194
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,734,247
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	944,297
INT Commercial Mortgage Trust, Ser PLAZA, Cl A
5.042%, 11/05/37 (A)(B)	800,000	808,464
Jackson Park Trust, Ser 2019- LIC, Cl A
2.766%, 10/14/39 (B)	1,000,000	930,984

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Ser BMS, Cl A
5.280%, TSFR1M + 1.600%, 01/15/42 (A)(B)	$840,000	$840,000
JPMBB Commercial Mortgage Securities Trust, Ser 2015- C28, Cl C
4.283%, 10/15/48 (A)	815,570	803,377
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.818%, 10/15/42 (A)(B)	870,000	876,853
NW RE-REMIC TRUST, Ser 2021-FRR1, Cl AK88
2.769%, 12/18/51 (A)(B)	2,500,000	2,263,448
NYC Commercial Mortgage Trust, Ser 300P, Cl A
4.879%, 07/13/42 (A)(B)	2,550,000	2,574,564
OBX Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	758,485
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	3,154,317
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,264,280
OWS Real Estate Finance, Ser MARG2, Cl A
7.750%, TSFR1M + 4.000%, 08/15/34 (A)(B)	6,000,000	6,006,973
PENN Commercial Mortgage Trust, Ser P11, Cl A
5.344%, 08/10/42 (A)(B)	2,350,000	2,417,511
RFM Reremic Trust, Ser 2024- FRR2, Cl A123
2.015%, 02/27/54 (A)(B)	2,800,000	2,343,113
SBAP, Ser 2006-20B, Cl 1
5.350%, 02/01/26	166	167
SBAP, Ser 2006-20C, Cl 1
5.570%, 03/01/26	175	175
SBAP, Ser 2007-20C, Cl 1
5.230%, 03/01/27	358	360
SFAVE Commercial Mortgage Securities Trust, Ser 2015- 5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,653,360
SFAVE Commercial Mortgage Securities Trust, Ser 2015- 5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	5,447,000	4,797,919
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
SFAVE Commercial Mortgage Securities Trust, Ser 2015- 5AVE, Cl C
4.388%, 01/05/43 (A)(B)	$3,515,000	$2,855,457
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,232,820
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.052%, TSFR1M + 1.371%, 11/15/36 (A)(B)	1,000,000	997,500
TCO Commercial Mortgage Trust, Ser DPM, Cl A
4.923%, TSFR1M + 1.243%, 12/15/39 (A)(B)	510,000	511,275
Vendee Mortgage Trust, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,141,694	1,074,603
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	3,047,516	2,792,728
Verus Securitization Trust, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,437,824
Verus Securitization Trust, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	989,306
Verus Securitization Trust, Ser 2021-5, Cl A2
1.218%, 09/25/66 (A)(B)	1,684,404	1,482,395
Verus Securitization Trust, Ser 2021-5, Cl A3
1.373%, 09/25/66 (A)(B)	1,671,927	1,467,862
Verus Securitization Trust, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,478,399
Verus Securitization Trust, Ser 2024-3, Cl A2
6.642%, 04/25/69 (B)(E)	1,724,356	1,752,355
Verus Securitization Trust, Ser 2024-9, Cl M1
6.198%, 11/25/69 (A)(B)	1,820,000	1,841,981
Verus Securitization Trust, Ser 2025-1, Cl A3
5.976%, 01/25/70 (B)(E)	1,628,222	1,645,895
Verus Securitization Trust, Ser 2025-2, Cl A3
5.662%, 03/25/70 (B)(E)	2,764,032	2,785,013
Verus Securitization Trust, Ser 2025-8, Cl A1
4.869%, 09/25/70 (A)(B)	902,603	904,999
Verus Securitization Trust, Ser 2026-1, Cl A3
5.218%, 01/25/71 (B)(E)	3,260,000	3,268,218

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
6.134%, 03/15/40 (A)(B)	$500,000	$500,901
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl C
3.561%, 08/15/52	1,100,000	941,276
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (A)	420,000	402,561
Wells Fargo Commercial Mortgage Trust, Ser 2024- SVEN, Cl A
6.011%, 06/10/37 (B)	1,650,000	1,707,481
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl C
6.284%, 05/15/58 (A)	738,000	753,238
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.223%, TSFR1M + 1.542%, 08/15/42 (A)(B)	500,000	501,250
WHARF Commercial Mortgage Trust, Ser DC, Cl D
6.833%, 07/15/40 (A)(B)	1,000,000	1,041,257
		165,263,938
Total Mortgage-Backed Securities
(Cost $608,523,494)		596,567,352

ASSET-BACKED SECURITIES — 9.8%

Automotive — 6.4%
Ally Auto Receivables Trust, Ser 2025-1, Cl A3
3.960%, 03/15/30	$355,000	$356,113
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	1,155,000	1,199,560
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	4,560,000	4,616,439
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl C
5.110%, 03/12/31 (B)	525,000	530,523
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	3,980,000	4,002,436
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl C
4.550%, 01/12/33 (B)	$1,490,000	$1,492,554
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	2,465,000	2,466,083
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/29 (B)	370,000	373,199
AutoNation Finance Trust, Ser 2026-1A, Cl A3
4.030%, 08/12/30 (B)	285,000	285,551
Avis Budget Rental Car Funding, Ser 2024-1A, Cl A
5.360%, 06/20/30 (B)	1,495,000	1,543,588
Avis Budget Rental Car Funding, Ser 2025-2A, Cl A
5.120%, 08/20/31 (B)	550,000	564,259
BMW Vehicle Lease Trust, Ser 2024-2, Cl A3
4.180%, 10/25/27	545,000	546,391
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/28	285,000	287,420
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/29 (B)	255,000	256,711
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/28	148,495	148,693
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl B
5.370%, 10/16/28	615,000	618,078
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl A3
4.780%, 12/15/28	820,000	823,534
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	7,915,000	8,059,683
Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Cl A3
4.660%, 01/15/29	370,000	371,728
Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Cl A3
4.040%, 12/17/29	305,000	305,699

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	$790,000	$799,178
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/29	1,475,000	1,490,183
CarMax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/30	480,000	484,981
CarMax Auto Owner Trust, Ser 2025-4, Cl A3
3.970%, 12/16/30	455,000	455,957
CarMax Select Receivables Trust, Ser 2025-A, Cl A3
4.770%, 09/17/29	745,000	751,175
Carvana Auto Receivables Trust, Ser 2024-P4, Cl A3
4.640%, 01/10/30	225,000	226,362
Carvana Auto Receivables Trust, Ser 2025-P2, Cl A4
4.750%, 06/10/31	1,005,000	1,020,920
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A3
4.040%, 11/11/30	580,000	581,500
CPS Auto Receivables Trust, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	2,965,000	3,049,870
Credit Acceptance Auto Loan Trust, Ser 2024-3A, Cl A
4.680%, 09/15/34 (B)	2,275,000	2,287,599
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35 (B)	925,000	935,927
Credit Acceptance Auto Loan Trust, Ser 2025-2A, Cl B
4.870%, 01/15/36 (B)	375,000	378,773
Drive Auto Receivables Trust, Ser 2024-2, Cl B
4.520%, 07/16/29	765,000	767,834
Drive Auto Receivables Trust, Ser 2025-2, Cl D
4.900%, 12/15/32	3,905,000	3,912,928
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	4,641,163	4,675,103
Enterprise Fleet Financing, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	858,877
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	335,000	340,528
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (B)	865,000	874,881
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	$1,590,000	$1,587,215
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,632,739	3,679,648
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	1,100,000	1,122,960
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	4,215,000	4,299,988
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,910,062
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	710,878
Exeter Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.740%, 01/16/29	1,240,000	1,243,866
Exeter Automobile Receivables Trust, Ser 2025-4A, Cl A3
4.390%, 09/17/29	145,000	145,623
Exeter Automobile Receivables Trust, Ser 2025-5A, Cl D
5.160%, 03/15/32	2,685,000	2,703,306
Exeter Automobile Receivables Trust, Ser 2026-1A, Cl D
5.000%, 05/17/32	2,045,000	2,048,611
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	210,000	212,137
First Investors Auto Owner Trust 2025-1, Ser 2025-1A, Cl C
4.750%, 12/15/31 (B)	725,000	729,554
Flagship Credit Auto Trust, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	2,735,760	2,702,969
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/28	420,000	423,836
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,740,138
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/29	1,082,000	1,095,024
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	1,415,000	1,444,033

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	$2,341,000	$2,397,003
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	1,210,000	1,233,961
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl B
5.080%, 01/16/29 (B)	365,000	367,236
GLS Auto Receivables Issuer Trust, Ser 2024-4A, Cl A3
4.750%, 07/17/28 (B)	320,000	320,677
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl D
5.610%, 11/15/30 (B)	6,100,000	6,204,753
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl C
5.110%, 01/15/31 (B)	310,000	315,247
GLS Auto Receivables Issuer Trust, Ser 2025-3A, Cl D
5.160%, 06/16/31 (B)	2,020,000	2,027,997
GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl A3
4.290%, 07/16/29 (B)	280,000	280,996
GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl D
5.130%, 08/15/31 (B)	4,600,000	4,625,912
GLS Auto Select Receivables Issuer Trust, Ser 2025-4A, Cl A2
4.170%, 02/18/31 (B)	305,000	304,974
GLS Auto Select Receivables Issuer Trust, Ser 2026-1A, Cl A2
4.050%, 02/17/32 (B)	265,000	265,114
GLS Auto Select Receivables Trust, Ser 2024-4A, Cl A2
4.430%, 12/17/29 (B)	233,554	234,477
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl A2
4.710%, 04/15/30 (B)	321,848	324,168
GLS Auto Select Receivables Trust, Ser 2025-3A, Cl A2
4.460%, 10/15/30 (B)	341,534	343,789
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/28	570,000	574,413
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/28	810,000	813,833
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	$2,000,000	$2,057,802
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	1,115,000	1,136,751
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	1,235,000	1,209,169
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A3
3.970%, 12/15/28 (B)	840,000	841,874
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/29	360,000	363,688
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/29 (B)	330,000	331,395
LAD Auto Receivables Trust, Ser 2025-1A, Cl A3
4.690%, 07/16/29 (B)	910,000	916,005
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/30 (B)	970,000	974,238
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	290,000	294,033
Octane Receivables Trust, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	907,485
Octane Receivables Trust, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,637,860
Octane Receivables Trust, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,603,098
Octane Receivables Trust, Ser 2024-3A, Cl D
5.860%, 10/20/31 (B)	1,950,000	1,981,687
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	1,824,000	1,840,530
Octane Receivables Trust, Ser 2025-1A, Cl A2
4.250%, 02/20/31 (B)	930,000	931,092
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A3
4.700%, 06/15/29 (B)	340,000	341,452
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl C
5.090%, 05/15/30	3,617,649	3,633,817

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl D
6.280%, 08/15/31	$3,730,000	$3,852,826
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,288,439
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/29	3,350	3,358
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/29	690,000	694,680
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A3
4.170%, 04/15/30	595,000	597,194
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl D
4.950%, 01/15/32	1,050,000	1,053,856
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (B)	158,713	159,097
SBNA Auto Receivables Trust, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	2,155,000	2,203,713
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/30 (B)	265,000	266,833
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl A3
4.750%, 07/22/30 (B)	285,000	288,011
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/30 (B)	1,000,000	1,008,185
Tesla Auto Lease Trust, Ser 2023-B, Cl B
6.570%, 08/20/27 (B)	632,593	633,750
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	500,805	502,165
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	915,563
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	1,335,000	1,335,890
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/28 (B)	$680,000	$681,647
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/30 (B)	145,000	146,102
Veros Auto Receivables Trust 2026-1, Ser 2026-1, Cl A
4.530%, 08/15/28 (B)	220,000	220,032
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,968,608
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,385,742
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,063,358
Westlake Automobile Receivables Trust, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,030,884
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A3
4.710%, 04/17/28 (B)	480,000	481,327
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A3
4.750%, 08/15/28 (B)	1,310,000	1,317,428
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	3,570,000	3,639,821
Westlake Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.510%, 05/15/29 (B)	285,000	287,025
Westlake Automobile Receivables Trust, Ser 2025-3A, Cl A3
4.220%, 06/15/29 (B)	430,000	431,402
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A3
4.010%, 07/16/29 (B)	625,000	625,881
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl D
4.750%, 07/15/31 (B)	3,100,000	3,104,195

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (B)	$337,977	$341,587
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (B)	591,121	597,307
Wheels Fleet Lease Funding 1, Ser 2025-3A, Cl A1
4.080%, 09/18/40 (B)	535,000	536,571
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	500,000	503,010
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/30	1,060,000	1,065,719
World Omni Select Auto Trust, Ser 2024-A, Cl A3
4.980%, 02/15/30	460,000	462,090
		163,870,488
Other Asset-Backed Securities — 3.4%
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	3,200,000	3,227,479
Affirm Master Trust, Ser 2025-2A, Cl A
4.670%, 07/15/33 (B)	1,120,000	1,128,019
AGL CLO 11, Ser 2025-11A, Cl CR
5.622%, TSFR3M + 1.950%, 10/15/38 (A)(B)	2,750,000	2,761,806
Applebee's Funding, Ser 2025-1A, Cl A2
6.720%, 06/07/55 (B)	2,060,000	2,077,464
BHG Securitization Trust, Ser 2025-2CON, Cl A
4.840%, 09/17/36 (B)	455,900	459,874
Bluepeak ABS Issuer, Ser 2025-1A, Cl A2
5.858%, 12/20/55 (B)	1,575,000	1,602,511
CBAMR 2019-11R, Ser 2025-11RA, Cl CR
5.535%, TSFR3M + 1.800%, 03/20/38 (A)(B)	3,410,000	3,417,178
CIFC Funding, Ser 2025-3A, Cl CR2
5.471%, TSFR3M + 1.800%, 01/16/38 (A)(B)	2,285,000	2,286,444
Compass Datacenters Issuer II, Ser 2024-2A, Cl A1
5.022%, 08/25/49 (B)	335,000	335,516
Compass Datacenters Issuer III, Ser 2025-1A, Cl A2
5.656%, 02/25/50 (B)	245,000	247,547
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	$2,505,000	$2,543,684
Consumer Portfolio Services Auto Trust, Ser 2025-D, Cl D
5.450%, 02/17/32 (B)	2,745,000	2,782,879
Crockett Partners Equipment IIA, Ser 2024-1C, Cl A
6.050%, 01/20/31 (B)	483,636	493,004
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/50 (B)	675,000	687,288
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,330,587	1,265,521
Foundation Finance Trust, Ser 2025-3A, Cl D
5.710%, 08/15/52 (B)	2,280,000	2,290,142
Golub Capital Partners CLO, Ser 2025-78A, Cl C
5.670%, TSFR3M + 2.000%, 04/21/39 (A)(B)	3,115,000	3,077,860
GoodLeap Sustainable Home Solutions Trust, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,034,383	1,421,538
GoodLeap Sustainable Home Solutions Trust, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,430,414	1,338,272
GreenSky Home Improvement Issuer Trust, Ser 2024-2, Cl A4
5.150%, 10/27/59 (B)	63,310	64,291
GreenSky Home Improvement Trust, Ser 2024-1, Cl A3
5.550%, 06/25/59 (B)	365,000	373,940
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	1,820,000	1,849,000
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	5,375,000	5,454,781
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/30 (B)	610,000	613,335
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	940,638	663,058
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	538,456	550,439

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
New Economy Assets, Ser 2021-1, Cl A1
1.910%, 10/20/61 (B)	$1,090,000	$915,455
NextGear Floorplan Master Owner Trust, Ser 2025-2A, Cl A2
4.230%, 10/15/30 (B)	500,000	501,704
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	723,441	733,225
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl D
5.268%, 04/15/33 (B)	3,500,000	3,491,009
Pagaya AI Debt Grantor Trust, Ser 2025-R3, Cl D
5.655%, 01/18/33 (B)	7,895,000	7,898,257
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	2,179,934	2,199,385
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	977,167	980,096
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	1,826,053	1,840,078
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	2,894,897	2,919,109
PK Alift Loan Funding 7, Ser 2025-2, Cl A
4.750%, 03/15/43 (B)	244,441	244,546
Planet Fitness Master Issuer, Ser 2025-1A, Cl A2I
5.274%, 12/06/55 (B)	425,000	427,967
Reach Abs Trust 2026-1, Ser 2026-1A, Cl A
4.320%, 02/15/33 (B)	460,000	459,975
Renew, Ser 2024-2A, Cl A
5.326%, 11/20/60 (B)	928,009	891,391
Republic Finance Issuance Trust, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	405,000	409,102
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (B)	920,000	920,435
SCF Equipment Trust, Ser 2025-1A, Cl A3
5.110%, 11/21/33 (B)	615,000	629,117
SEB Funding, Ser 2024-1A, Cl A2
7.386%, 04/30/54 (B)	30,000	30,828
Shentel Issuer, Ser 2025-1A, Cl A2
5.640%, 12/20/55 (B)	1,140,000	1,158,573
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Sierra Timeshare Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	$667,742	$677,245
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	586,599	594,792
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	5,169	5,158
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	186,565	185,862
SMB Private Education Loan Trust, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,127,507	1,136,448
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (B)	1,430,024	1,459,671
SoFi Consumer Loan Program Trust, Ser 2025-2, Cl A
4.820%, 06/25/34 (B)	209,305	210,458
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C, Ser 2025-CA, Cl A3
4.110%, 04/20/29 (B)	1,645,000	1,652,206
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A3
4.270%, 01/22/29 (B)	930,000	935,265
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	859,067	782,016
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	840,081	775,139
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	1,016,239	998,922
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	1,024,674	998,020
Sunrun Julius Issuer, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	1,213,385	1,225,893
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	80	81
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	206	206

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	$316	$316
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	1,207	1,212
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	472	472
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	1,015	1,025
Verus Securitization Trust 2025-1, Ser 2025-1, Cl A2
5.773%, 01/25/70 (B)(E)	1,828,180	1,846,440
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	219,392	214,728
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,158,030	1,052,087
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	422,432	430,169
Zayo Issuer, Ser 2025-2A, Cl A2
5.953%, 06/20/55 (B)	1,305,000	1,339,921
		86,186,874
Total Asset-Backed Securities
(Cost $247,994,942)		250,057,362

MUNICIPAL BONDS — 2.9%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,158,463

California — 1.0%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,555,313
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,688,886
2.984%, 06/01/33	3,090,000	2,837,398
California Statewide Communities Development Authority, RB
2.682%, 02/01/39	500,000	387,819
MUNICIPAL BONDS — continued
	Face Amount	Value
City & County of San Francisco California, GO
5.770%, 06/15/45	$1,500,000	$1,534,247
3.700%, 06/15/26	2,500,000	2,501,045
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,278,599
3.482%, 09/01/50	2,500,000	1,765,921
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	2,500,000	2,467,528
4.750%, 09/01/38	2,000,000	1,979,824
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,181,679
3.158%, 05/15/29	1,000,000	976,432
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	520,838
San Jose Financing Authority, RB
4.662%, 05/01/37	500,000	488,818
State of California, GO
7.625%, 03/01/40	40,000	47,802
7.550%, 04/01/39	100,000	120,221
7.500%, 04/01/34	675,000	782,924
7.300%, 10/01/39	625,000	721,345
		23,836,639
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,227,873

District of Columbia — 0.1%
District of Columbia, RB
3.532%, 04/01/47	1,600,000	1,093,686
2.932%, 04/01/33	1,590,000	1,364,802
		2,458,488
Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	840,000	860,669
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	562,108	553,389
		1,414,058

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Illinois — 0.1%
State of Illinois, GO
5.100%, 06/01/33	$1,614,216	$1,652,255

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	420,491

Maryland — 0.1%
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,257,537
5.433%, 05/31/56	500,000	479,704
Montgomery County Housing Opportunities Commission, RB
5.418%, 12/01/44	1,000,000	979,264
		3,716,505
Minnesota — 0.2%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,203,640
5.897%, 08/01/49	1,400,000	1,405,597
		2,609,237
Nebraska — 0.1%
City of North Platte Nebraska Combined Utilities Revenue, Ser B, RB
5.548%, 12/15/42	1,525,000	1,538,073

New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB
5.876%, 12/01/35	1,500,000	1,596,779
5.694%, 11/01/45	1,000,000	992,865
3.970%, 02/01/29 (A)(B)	5,500,000	5,500,000
3.840%, 07/01/33 (A)(B)	850,000	850,000
		8,939,644
New Jersey — 0.1%
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	3,100,000	2,472,475
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	275,000	326,405
7.102%, 01/01/41	925,000	1,068,911
		3,867,791
New York — 0.4%
City of New York New York, Ser D-1, GO
5.094%, 10/01/49	1,000,000	944,519
MUNICIPAL BONDS — continued
	Face Amount	Value
New York City Housing Development, Ser D, RB
5.884%, 02/01/55	$1,250,000	$1,247,550
5.448%, 08/01/54	850,000	815,190
New York City Housing Development, Ser G, RB
5.881%, 08/01/45	1,120,000	1,126,594
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	1,937,000	1,811,433
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,521,137
United Nations Development, Ser A, RB
6.536%, 08/01/55	400,000	424,252
		8,890,675
Ohio — 0.3%
American Municipal Power, RB
7.499%, 02/15/50	2,320,000	2,684,290
American Municipal Power, Sub- Ser, RB
6.449%, 02/15/44	1,740,000	1,836,372
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	730,000	757,073
Toledo-Lucas County Port Authority, Ser D-2, RB
5.850%, 11/15/44 (B)	1,335,000	1,334,885
		6,612,620
Oregon — 0.0%
State of Oregon, GO
5.832%, 05/01/45	1,000,000	1,038,537

Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	610,000	613,722

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	220,000	224,094

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, RB
2.942%, 07/01/43	500,000	381,221

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Wisconsin — 0.0%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	$500,000	$506,676
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	550,000	556,064
		1,062,740
Total Municipal Bonds
(Cost $75,069,921)		74,663,126

SOVEREIGN DEBT — 1.4%

BRAZIL — 0.0%
Brazilian Government International Bond
5.500%, 02/04/33	$1,000,000	$985,500

CANADA — 0.6%
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,478,187
Export Development Canada
4.750%, 06/05/34	5,000,000	5,202,542
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,572,156
3.500%, 04/19/32	5,000,000	4,787,693
		15,040,578

DOMINICAN REPUBLIC — 0.0%
Dominican Republic International Bond
6.600%, 06/01/36(B)	650,000	678,925

ECUADOR — 0.1%
Amazon Conservation DAC
6.034%, 01/16/42(B)	2,000,000	2,057,800

FRANCE — 0.1%
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,225,404

IRELAND — 0.2%
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,423,898
SOVEREIGN DEBT — continued
	Face Amount	Value
IRELAND — continued
GPS Blue Financing DAC
5.645%, 11/09/41(B)	$2,500,000	$2,487,500
		4,911,398
JAPAN — 0.1%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	1,010,895
Japan International Cooperation Agency
4.250%, 05/22/30	470,000	474,874
		1,485,769
MEXICO — 0.0%
Mexico Government International Bond
5.375%, 03/22/33	860,000	846,971

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.500%, 01/16/30(B)	1,000,000	1,024,837
4.375%, 02/28/29(B)	500,000	509,272
1.000%, 05/28/30(B)	2,500,000	2,217,587
		3,751,696
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	881,818
SOUTH KOREA — 0.1%
Korea Electric Power
4.427%, SOFRRATE + 0.620%, 11/12/28(A)(B)	1,000,000	1,002,650
4.125%, 11/12/30(B)	1,000,000	997,850
		2,000,500
Total Sovereign Debt
(Cost $35,048,874)		34,866,359

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

BANK LOAN OBLIGATIONS — 0.1%
	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
Terraform Power Operating Specified Refinancing Term Loan
5.672%, TSFR1M + 2.500%, 05/21/29(A)	$1,616,834	$1,612,792
Vistra Zero Operating Company Term Loan
5.917%, 03/20/31	995,000	980,075
		2,592,867
Total Bank Loan Obligations
(Cost $2,608,042)		2,592,867
U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$250,689	$240,720

Total U.S. Government Agency Obligation
(Cost $241,304)		240,720

SHORT-TERM INVESTMENT — 0.3%
	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.620%, (H)
(Cost $8,399,235)	8,399,235	$8,399,235
Total Short-Term Investment
(Cost $8,399,235)		8,399,235
Total Investments in Securities— 98.4%
(Cost $2,546,559,409)		$2,511,570,318

Percentages are based on Net Assets of $2,552,359,873.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	807	Mar-2026	$88,342,710	$87,906,258	$(436,452)
U.S. Ultra Long Treasury Bond	29	Mar-2026	3,475,380	3,405,687	(69,693)
			$91,818,090	$91,311,945	$(506,145)

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JANUARY 31, 2026 (Unaudited)

‡	Real Estate Investment Trust.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2026 was $528,074,552 and represented 20.7% of Net Assets.
(C)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $8,219,207.
(D)	Perpetual security with no stated maturity date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Zero coupon security.
(G)	No interest rate available.
(H)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2026, was $8,399,235.

Cl — Class CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year RB — Revenue Bond
Ser — Series SOFR — Secured Overnight Financing Rate SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USD — U.S. Dollar
USISDA05 — US Mid-Market Swap Rate 5 Year

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 32.7%
	Face Amount	Value
U.S. Treasury Notes
3.838%, USBMMY3M + 0.205%, 10/31/26(A)	$27,700,000	$27,728,651
3.823%, USBMMY3M + 0.190%, 10/31/27(A)	42,490,000	42,562,038
3.793%, USBMMY3M + 0.160%, 04/30/27(A)	42,520,000	42,573,304
3.792%, USBMMY3M + 0.159%, 07/31/27(A)	42,520,000	42,570,570
3.750%, 01/31/31	43,050,000	42,959,191
3.625%, 10/31/30	31,880,000	31,653,353
3.625%, 12/31/30	13,205,000	13,104,931

Total U.S. Treasury Obligations
(Cost $243,209,879)		243,152,038

CORPORATE OBLIGATIONS — 22.3%

COMMUNICATION SERVICES — 0.6%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,205,490
Charter Communications Operating
6.100%, 06/01/29	810,000	846,271
4.200%, 03/15/28	310,000	308,898
Verizon Communications
1.500%, 09/18/30	1,000,000	883,516
		4,244,175
CONSUMER DISCRETIONARY — 0.4%
Ford Motor Credit
5.303%, 09/06/29	560,000	567,380
General Motors Financial
3.600%, 06/21/30	1,625,000	1,568,055
YMCA of Greater New York
5.184%, 08/01/30	500,000	501,884
		2,637,319
CONSUMER STAPLES — 0.1%
Coty
6.625%, 07/15/30(B)	525,000	538,236

ENERGY — 0.3%
Expand Energy
5.375%, 03/15/30	620,000	631,117
Patterson-UTI Energy
3.950%, 02/01/28	1,525,000	1,510,426
		2,141,543
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — 15.9%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(C)	$1,000,000	$998,192
Aircastle
5.000%, 09/15/30(B)	1,735,000	1,758,422
American Express
3.550%, H15T5Y + 2.854%(A)(C)	360,000	356,238
Andina de Fomento MTN
4.251%, 02/03/31	1,000,000	1,000,000
Anglo American Capital
3.875%, 03/16/29(B)	200,000	197,559
2.625%, 09/10/30(B)	200,000	184,474
Arab Energy Fund
1.483%, 10/06/26	500,000	491,791
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,034,223
Ares Capital
7.000%, 01/15/27	240,000	246,430
2.875%, 06/15/28	650,000	623,811
Ares Strategic Income Fund
5.700%, 03/15/28	2,105,000	2,133,283
Asian Development Bank MTN
1.750%, 08/14/26	750,000	742,146
Athene Global Funding
5.583%, 01/09/29(B)	2,485,000	2,558,991
Avolon Holdings Funding
5.375%, 05/30/30(B)	3,925,000	4,030,085
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,910,000	1,988,873
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	760,000	772,995
Blue Owl Capital
2.875%, 06/11/28	810,000	767,666
Blue Owl Credit Income
7.750%, 01/15/29	955,000	1,012,174
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	2,390,000	2,449,892
Bridge Housing
3.250%, 07/15/30	250,000	235,615
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	500,071
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(C)	2,560,000	2,549,797
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	2,000,000	2,014,240

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.491%, SOFRRATE + 0.712%, 11/19/27(A)	$1,500,000	$1,502,987
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	520,000	523,836
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	980,875
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,877,771
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	3,000,000	2,994,589
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	4,123,000	4,234,496
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	2,000,000	1,989,905
Enel Finance International
5.125%, 06/26/29(B)	2,000,000	2,052,520
European Investment Bank
3.250%, 11/15/27	700,000	696,245
2.375%, 05/24/27	1,253,000	1,233,847
Fifth Third Bancorp
1.707%, SOFRRATE + 0.685%, 11/01/27(A)	503,000	494,458
Foundry JV Holdco
5.900%, 01/25/33(B)	3,000,000	3,149,985
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	1,000,000	1,001,275
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,591,586
HA Sustainable Infrastructure Capital
8.000%, H15T5Y + 4.301%, 06/01/56(A)	475,000	498,207
Inter-American Development Bank
3.975%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	1,000,724
3.802%, 11/12/30	1,000,000	988,082
International Bank for Reconstruction & Development
1.123%, 12/12/26(D)	2,500,000	2,482,816
0.000%, 03/31/27(E)	2,500,000	2,391,475
0.000%, 03/31/28(A)(F)	1,000,000	983,168
International Development Association
4.375%, 11/27/29(B)	2,125,000	2,171,727
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.000%, 06/11/30(B)	$450,000	$453,101
0.875%, 04/28/26(B)	1,000,000	993,274
International Finance Facility for Immunisation MTN
4.125%, 10/29/27	1,000,000	1,006,406
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/27(A)	5,000,000	5,078,073
KEB Hana Bank MTN
4.299%, SOFRRATE + 0.600%, 10/21/28(A)(B)	425,000	426,435
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	935,671
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	907,059
LPL Holdings
5.150%, 06/15/30	3,190,000	3,254,521
M&T Bank MTN
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	1,000,000	1,016,177
Mars
4.650%, 04/20/31(B)	1,000,000	1,019,653
National Rural Utilities Cooperative Finance
1.350%, 03/15/31	789,000	680,830
NHP Foundation
5.850%, 12/01/28	250,000	259,512
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,415,000	1,524,661
Prudential Financial
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,142,535
Repsol E&P Capital Markets US
5.204%, 09/16/30(B)	1,000,000	1,015,355
4.805%, 09/16/28(B)	1,305,000	1,320,185
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	785,000	804,983
South Bow USA Infrastructure Holdings
5.026%, 10/01/29	1,580,000	1,604,454
Starwood Property Trust
7.250%, 04/01/29‡(B)	500,000	527,270
6.000%, 04/15/30‡(B)	360,000	370,350
5.250%, 10/15/28‡(B)	180,000	180,924
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,935,000	2,983,032
4.568%, 12/17/26	4,820,000	4,852,907

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	$2,000,000	$2,011,909
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/29(A)	1,965,000	2,116,187
1.267%, SOFRRATE + 0.609%, 03/02/27(A)	1,634,000	1,630,164
UBS Group
5.617%, USISSO01 + 1.340%, 09/13/30(A)(B)	2,000,000	2,090,678
5.125%, H15T5Y + 4.855%(A)(C)	2,140,000	2,140,000
3.875%, H15T5Y + 3.098%(A)(B)(C)(G)	1,590,000	1,582,425
US Bancorp
5.300%, TSFR3M + 3.176%(A)(C)	985,000	985,947
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,297,748
Volkswagen Group of America Finance
5.350%, 03/27/30(B)	2,165,000	2,225,003
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(C)	1,160,000	1,158,715
WLB Asset II D Pte
6.500%, 12/21/26(B)	978,522	949,629
WLB Asset VI Pte
7.250%, 12/21/27(B)	987,888	1,031,716
WLB Asset VII Pte
5.880%, 07/30/29(B)	462,500	466,035
		118,531,066
HEALTH CARE — 0.1%
CVS Pass-Through Trust
6.036%, 12/10/28	825,447	836,432

INDUSTRIALS — 0.9%
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,387,016
Mileage Plan IP
5.021%, 10/20/29(B)	3,205,000	3,241,718
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,264,919
		6,893,653
INFORMATION TECHNOLOGY — 0.6%
Apple
3.000%, 06/20/27	1,415,000	1,404,024
Arrow Electronics
5.150%, 08/21/29	1,900,000	1,944,149
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Oracle
2.875%, 03/25/31	$1,000,000	$898,655
		4,246,828
MATERIALS — 0.5%
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	685,000	724,563
Freeport-McMoRan
5.250%, 09/01/29	810,000	822,644
LD Celulose International GmbH
7.950%, 01/26/32(B)	200,000	210,679
Smurfit Kappa Treasury ULC
5.200%, 01/15/30	2,250,000	2,316,848
		4,074,734
REAL ESTATE — 0.1%
ERP Operating
4.150%, 12/01/28‡	1,000,000	1,004,603

UTILITIES — 2.8%
Avangrid
3.800%, 06/01/29	2,000,000	1,974,089
California Buyer
6.375%, 02/15/32(B)	675,000	673,151
CenterPoint Energy
7.000%, H15T5Y + 3.254%, 02/15/55(A)	1,500,000	1,572,640
Comision Federal de Electricidad
5.700%, 01/24/30(B)	525,000	534,581
Consumers 2023 Securitization Funding
5.550%, 03/01/28	430,798	434,723
Continental Wind
6.000%, 02/28/33(B)	846,145	873,116
Hanwha Futureproof
4.750%, 04/30/28(B)	500,000	508,148
MidAmerican Energy
3.650%, 04/15/29	1,000,000	989,902
New York State Electric & Gas
2.150%, 10/01/31(B)	1,000,000	881,670
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/54(A)	3,008,000	3,105,634
PG&E Recovery Funding
4.838%, 06/01/33	2,169,718	2,212,396
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,024,923
Sempra
6.625%, H15T5Y + 2.354%, 04/01/55(A)	2,029,000	2,058,228
Solar Star Funding
5.375%, 06/30/35(B)	1,556,077	1,580,420

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
3.950%, 06/30/35(B)	$606,661	$578,175
XPLR Infrastructure Operating Partners
7.750%, 04/15/34(B)	285,000	290,413
7.250%, 01/15/29(B)	1,016,000	1,048,347
		20,340,556
Total Corporate Obligations
(Cost $163,326,985)		165,489,145

ASSET-BACKED SECURITIES — 19.9%

Automotive — 9.3%
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	$2,213,955	$2,236,860
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (B)	1,450,000	1,483,480
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,650,226
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	1,515,000	1,523,673
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	935,000	935,518
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	3,055,000	3,111,220
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	89,283	87,500
Consumer Portfolio Services Auto Trust, Ser 2025-A, Cl D
5.660%, 04/15/31 (B)	3,520,000	3,582,787
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	454,074	458,576
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	1,800,000	1,829,136
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	2,002,637
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CPS Auto Receivables Trust, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	$3,555,000	$3,714,404
CPS Auto Receivables Trust, Ser 2026-A, Cl D
4.980%, 06/15/32 (B)	2,175,000	2,179,110
Drive Auto Receivables Trust, Ser 2025-2, Cl D
4.900%, 12/15/32	1,460,000	1,463,103
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	1,782,445	1,795,499
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	290,343	289,750
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	1,190,000	1,187,911
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,060,884
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,611,524	1,637,463
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,025,374
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl D
5.060%, 02/18/31	1,110,000	1,118,224
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl D
5.570%, 10/15/31	2,040,000	2,081,391
Exeter Automobile Receivables Trust, Ser 2025-5A, Cl D
5.160%, 03/15/32	3,375,000	3,398,384
Exeter Automobile Receivables Trust, Ser 2026-1A, Cl D
5.000%, 05/17/32	780,000	781,495
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	1,000,000	971,245
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	1,212,098	1,211,452
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	439,740	443,633
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	440,299
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl D
5.590%, 01/15/31 (B)	1,001,000	1,017,410

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value

GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl D
5.130%, 08/15/31 (B)	$1,740,000	$1,750,035
Octane Receivables Trust, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,117,185
Octane Receivables Trust, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	3,779,000	3,911,404
Octane Receivables Trust, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,041,991
Octane Receivables Trust, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,330,295
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	3,875,000	3,910,117
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl D
5.430%, 03/17/31	600,000	611,894
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl D
4.950%, 01/15/32	400,000	401,528
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	500,805	502,165
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (B)	88,213	88,251
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (B)	1,000,000	1,003,521
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	516,882	521,809
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	865,000	865,577
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	1,685,000	1,729,854
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	1,435,000	1,463,274
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl D
4.750%, 07/15/31 (B)	1,175,000	1,176,696
		69,144,240
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other Asset-Backed Securities — 10.6%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/29 (B)	$710,000	$714,211
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	1,215,000	1,225,469
AGL CLO 11, Ser 2025-11A, Cl CR
5.622%, TSFR3M + 1.950%, 10/15/38 (A)(B)	1,655,000	1,662,105
AGL CLO 13, Ser 2025-13A, Cl CR
5.468%, TSFR3M + 1.800%, 10/20/34 (A)(B)	1,765,000	1,765,253
AGL CLO 16, Ser 2025-16A, Cl DR
6.068%, TSFR3M + 2.400%, 01/20/35 (A)(B)	3,100,000	3,072,915
Antares CLO 2023-1, Ser 2025-1A, Cl A2R
5.368%, TSFR3M + 1.700%, 07/25/37 (A)(B)	2,795,000	2,811,580
Barings Private Credit CLO, Ser 2024-1A, Cl A1AR
5.302%, TSFR3M + 1.630%, 10/15/36 (A)(B)	3,255,000	3,263,935
CIFC Funding, Ser 2025-3A, Cl CR2
5.471%, TSFR3M + 1.800%, 01/16/38 (A)(B)	895,000	895,566
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	923,426	872,911
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	362,818	278,941
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	2,940,000	2,985,741
Consumer Portfolio Services Auto Trust, Ser 2025-D, Cl D
5.450%, 02/17/32 (B)	1,035,000	1,049,365
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,774,116	1,687,362
Foundation Finance Trust, Ser 2021-1A, Cl D
4.960%, 05/15/41 (B)	690,656	686,468
Foundation Finance Trust, Ser 2023-2A, Cl C
7.310%, 06/15/49 (B)	1,254,350	1,307,740

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Foundation Finance Trust, Ser 2025-3A, Cl D
5.710%, 08/15/52 (B)	$2,290,000	$2,300,379
Golub Capital Partners Clo 45M, Ser 2024-45A, Cl A1R
5.288%, TSFR3M + 1.620%, 07/20/37 (A)(B)	3,400,000	3,405,161
Golub Capital Partners Clo 47M, Ser 2024-47A, Cl A1AR
5.521%, TSFR3M + 1.620%, 08/05/37 (A)(B)	1,385,000	1,386,658
Golub Capital Partners CLO, Ser 2025-78A, Cl C
5.670%, TSFR3M + 2.000%, 04/21/39 (A)(B)	1,230,000	1,215,335
Guggenheim MM CLO, Ser 2021-3A, Cl A
5.481%, TSFR3M + 1.812%, 01/21/34 (A)(B)	3,060,000	3,069,584
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,313,125	1,230,707
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.444%, 03/25/36 (A)	40,889	709
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	500,000	507,998
Jersey Mike's Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,621,125	1,621,871
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR
6.222%, TSFR3M + 2.550%, 04/15/35 (A)(B)	6,000,000	5,931,966
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	1,935,000	1,963,935
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	940,638	663,058
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	211,105
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	634,239	648,417
MVW Owner Trust, Ser 2024-2A, Cl C
4.920%, 03/20/42 (B)	472,361	471,602
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Neuberger Berman Loan Advisers CLO 35, Ser 2025-35A, Cl DR
6.818%, TSFR3M + 3.150%, 01/19/33 (A)(B)	$3,200,000	$3,200,419
Octagon Investment Partners 26, Ser 2018-1A, Cl CR
5.734%, TSFR3M + 2.062%, 07/15/30 (A)(B)	1,000,000	1,001,251
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust, Ser 2024-6, Cl C
7.068%, 11/15/31 (B)	1,054,383	1,059,976
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl D
6.307%, 07/15/32 (B)	729,710	736,260
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl D
6.174%, 03/15/32 (B)	956,669	961,709
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
6.988%, 12/15/32 (B)	959,805	973,253
Pagaya AI Debt Grantor Trust, Ser 2025-5, Cl D
5.865%, 03/15/33 (B)	719,972	722,974
Pagaya AI Debt Grantor Trust, Ser 2025-R2, Cl D
5.802%, 10/15/32 (B)	1,635,222	1,639,935
Pagaya AI Debt Grantor Trust, Ser 2025-R3, Cl D
5.655%, 01/18/33 (B)	2,990,000	2,991,280
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	853,018	860,628
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	912,596	915,329
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	724,737	730,307
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	1,119,960	1,129,355
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl D
6.739%, 01/20/34 (B)	760,000	766,581
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	937,960	894,581
Sierra Timeshare Receivables Funding, Ser 2025-3A, Cl C
4.980%, 08/22/44 (B)	1,157,845	1,156,350

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SoFi Consumer Loan Program Trust 2026-1, Ser 2026-1, Cl D
5.060%, 12/26/35 (B)	$2,175,000	$2,182,076
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl D
5.270%, 08/25/35 (B)	2,345,000	2,365,597
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	859,067	782,016
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	840,081	775,139
Sunrun Neptune Issuer, Ser 2024-1A, Cl A
6.270%, 02/01/55 (B)	1,274,414	1,247,169
Switch ABS Issuer, Ser 2025-2A, Cl A21
5.121%, 10/25/55 (B)	1,090,000	1,087,026
Trinity Rail Leasing, Ser 2025-1A, Cl A
5.090%, 10/19/55 (B)	247,851	245,708
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	109,696	107,364
Westgate Resorts, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	995,865	1,016,625
		78,456,955
Total Asset-Backed Securities
(Cost $147,744,706)		147,601,195

MORTGAGE-BACKED SECURITIES — 19.2%

Agency Mortgage-Backed Obligations — 6.7%
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.615%, 09/25/33 (A)	$2,500,000	$2,533,744
FNMA
5.136%, 07/01/29 (A)	1,000,000	1,018,566
GNMA
6.000%, 12/20/54	2,858,304	2,929,565
6.000%, 09/20/54	5,962,577	6,111,233
6.000%, 07/20/54	6,427,202	6,587,439
6.000%, 06/20/54	2,690,522	2,757,600
6.000%, 05/20/54	3,034,951	3,110,616
6.000%, 04/20/54	4,922,586	5,048,438
6.000%, 02/20/54	1,891,484	1,941,938
6.000%, 12/20/53	3,936,330	4,038,651
6.000%, 11/20/53	4,789,622	4,938,117
6.000%, 10/20/53	3,970,493	4,069,482
5.500%, 09/20/54	458,581	465,326
5.000%, 02/20/53	522,599	525,453
5.000%, 11/20/52	674,119	678,719
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.500%, 12/20/52	$746,067	$734,165
4.500%, 10/20/52	349,957	344,590
4.500%, 08/20/52	308,418	303,640
4.000%, 09/20/52	835,169	798,456
3.500%, 12/20/52	199,321	184,375
3.500%, 04/20/52	524,926	485,970
3.000%, 12/20/51	409,247	370,441
		49,976,524
Non-Agency Mortgage-Backed Obligations — 12.5%
Aventura Mall Trust, Ser AVM, Cl D
4.112%, 07/05/40 (A)(B)	1,200,000	1,168,694
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.600%, TSFR1M + 0.919%, 03/15/37 (A)(B)	1,670,000	1,594,930
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
4.999%, TSFR1M + 1.318%, 03/15/37 (A)(B)	2,400,000	2,172,235
BBCMS Mortgage Trust, Ser 2024-5C25, Cl C
6.643%, 03/15/57 (A)	925,000	954,228
BBCMS Mortgage Trust, Ser CHRS, Cl D
4.267%, 08/05/38 (A)(B)	1,500,000	1,353,202
BBCMS Mortgage Trust, Ser TALL, Cl D
5.327%, TSFR1M + 1.646%, 03/15/37 (A)(B)	1,000,000	890,112
BBCMS Trust, Ser SRCH, Cl B
4.498%, 08/10/35 (B)	1,000,000	974,434
Benchmark Mortgage Trust, Ser V13, Cl C
5.908%, 02/15/58 (A)	1,750,000	1,760,030
Benchmark Mortgage Trust, Ser V15, Cl C
6.268%, 06/15/58	410,000	420,865
Benchmark Mortgage Trust, Ser V6, Cl D
4.000%, 03/15/57	1,200,000	1,086,513
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	250,000	262,488
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	1,400,000	1,254,740
BMO Mortgage Trust, Ser 5C8, Cl D
4.500%, 12/15/57 (B)	1,200,000	1,083,876
BPR Trust, Ser 2023-BRK2, Cl A
6.899%, 10/05/38 (A)(B)	2,100,000	2,184,244
BPR Trust, Ser 2023-BRK2, Cl C
8.335%, 10/05/38 (A)(B)	1,500,000	1,552,734

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BRCK Trust, Ser 830B, Cl B
5.357%, 12/10/42 (A)(B)	$600,000	$605,539
BRCK Trust, Ser 830B, Cl C
5.658%, 12/10/42 (A)(B)	600,000	607,512
BRCK Trust, Ser 830B, Cl D
6.409%, 12/10/42 (A)(B)	1,500,000	1,527,717
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.170%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,499,219
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,214,867
Cantor Commercial Real Estate Lending, Ser 2019-CF2, Cl E
2.500%, 11/15/52 (B)	2,000,000	1,433,203
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	490,957
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	1,000,000	916,320
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,934,216
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/40 (A)(B)	1,100,000	1,110,858
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/42 (A)(B)	500,000	513,070
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.310%, 04/15/42 (A)(B)	1,975,000	17,437
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(D)	682,283	680,181
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,342,910
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	373,568
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	475,161
CSAIL Commercial Mortgage Trust, Ser C20, Cl C
3.706%, 03/15/54 (A)	1,200,000	1,024,468
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	920,202
DLIC Re-REMIC Trust, Ser FRR1, Cl CK57
1.268%, 08/27/49 (A)(B)	1,565,000	1,525,561
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Fashion Show Mall, Ser SHOW, Cl C
6.276%, 10/10/41 (A)(B)	$2,300,000	$2,311,783
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.439%, 09/25/37 (A)	22,951,983	2,401,232
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.348%, 02/10/56 (A)	2,223,000	2,243,778
FIVE Mortgage Trust, Ser V1, Cl D
6.348%, 02/10/56 (A)(B)	384,000	368,995
GAM RE-REMIC Trust, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)	1,500,000	1,342,171
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,000,000	990,998
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
2.943%, 12/10/41 (A)(B)	1,500,000	1,362,159
Hudson Yards Mortgage Trust, Ser SPRL, Cl D
6.340%, 01/13/40 (A)(B)	2,000,000	2,087,051
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.283%, 10/15/48 (A)	276,063	271,936
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	2,149,695
Life Mortgage Trust, Ser 2021-BMR, Cl C
4.895%, TSFR1M + 1.214%, 03/15/38 (A)(B)	80,100	79,699
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.818%, 10/15/42 (A)(B)	2,730,000	2,752,373
Morgan Stanley Capital I Trust, Ser 2018-L1, Cl C
4.800%, 10/15/51 (A)	2,455,000	2,269,825
MSWF Commercial Mortgage Trust, Ser 1, Cl D
4.000%, 05/15/56 (B)	1,550,000	1,256,331
NJ Trust, Ser GSP, Cl A
6.481%, 01/06/29 (A)(B)	1,500,000	1,575,125
NYMT Loan Trust Series, Ser 2024-BPL2, Cl A1
6.509%, 05/25/39 (B)(D)	1,580,000	1,595,483
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	931,851

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
OWS Real Estate Finance, Ser MARG2, Cl A
7.750%, TSFR1M + 4.000%, 08/15/34 (A)(B)	$2,310,000	$2,312,685
RFM Reremic Trust, Ser FRR1, Cl AK55, PO
0.000%, 03/28/49 (B)	1,640,000	1,623,359
RFM Reremic Trust, Ser FRR1, Cl AK64
2.761%, 03/01/50 (A)(B)	2,100,000	2,027,038
RIDE Trust, Ser SHRE, Cl D
6.972%, 02/14/47 (A)(B)	1,310,000	1,348,305
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	802,500	700,037
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,500,000	1,322,661
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.052%, TSFR1M + 1.371%, 11/15/36 (A)(B)	715,000	713,212
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.100%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	449,156
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	599,297
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl C
4.355%, 08/15/50 (A)	1,500,000	1,411,252
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	507,394	465,039
Verus Securitization Trust, Ser 2025-12, Cl M1
5.760%, 12/25/70 (A)(B)	1,000,000	1,003,951
Verus Securitization Trust, Ser 2025-3, Cl A3
5.928%, 05/25/70 (B)(D)	1,542,336	1,559,833
Verus Securitization Trust, Ser 2026-1, Cl A3
5.218%, 01/25/71 (B)(D)	660,000	661,750
Verus Securitization Trust, Ser 2026-1, Cl M1
5.670%, 01/25/71 (A)(B)	1,660,000	1,664,161
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/48 (A)	2,000,000	1,976,684
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	$1,500,000	$1,244,141
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,500,000	1,552,256
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.223%, TSFR1M + 1.542%, 08/15/42 (A)(B)	500,000	501,250
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl B
4.089%, 06/15/49	1,225,000	1,205,780
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl C
5.055%, 06/15/49 (A)	3,000,000	2,802,932
		93,061,555
Total Mortgage-Backed Securities
(Cost $139,212,516)		143,038,079

MUNICIPAL BONDS — 2.1%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$380,000	$402,360

Arizona — 0.1%
Arizona Industrial Development Authority, RB
4.809%, 10/01/30	500,000	506,016

California — 0.7%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,472,363
5.950%, 08/01/29	825,000	842,110
City & County of San Francisco California, GO
3.700%, 06/15/26	2,500,000	2,501,045
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	969,635
		5,785,153

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$562,108	$553,389

Illinois — 0.2%
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,250,037

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29 (H)	234,358	23

Iowa — 0.1%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	420,491

Maryland — 0.0%
Montgomery County Housing Opportunities Commission, GO
4.482%, 12/01/29	250,000	254,713

New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB
3.970%, 02/01/29 (A)(B)	2,500,000	2,500,000
3.840%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
5.822%, 04/01/28	500,000	503,618
4.621%, 04/01/27	820,000	820,382
		1,324,000
Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	275,000	276,678

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	180,000	183,350

Wisconsin — 0.2%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	500,000	506,676
MUNICIPAL BONDS — continued
	Face Amount	Value
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	$500,000	$505,512
		1,012,188
Total Municipal Bonds
(Cost $15,398,899)		15,318,398

SOVEREIGN DEBT — 1.6%

CANADA — 0.4%
CDP Financial MTN
1.000%, 05/26/26(B)	1,000,000 $	991,275
OMERS Finance Trust
3.500%, 04/19/32(B)	2,000,000	1,915,077
		2,906,352
FINLAND — 0.1%
Kuntarahoitus
3.625%, 10/09/29(B)	1,000,000	995,173

IRELAND — 0.3%
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,442,692

JAPAN — 0.5%
Japan Bank for International Cooperation
4.375%, 10/05/27	2,046,000	2,068,290
1.625%, 01/20/27	1,500,000	1,470,400
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	232,385
		3,771,075
NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	407,418
1.000%, 05/28/30(B)	1,000,000	887,035
		1,294,453

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2026 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
SOUTH KOREA — 0.1%
Korea Electric Power
4.875%, 01/31/27(B)	$250,000	$252,224

Total Sovereign Debt
(Cost $11,612,860)		11,661,969

BANK LOAN OBLIGATIONS — 0.3%

ECOLOGICAL SERVICES & EQUIPMENT — 0.3%
Terraform Power Operating Specified Refinancing Term Loan
5.672%, TSFR1M + 2.500%, 05/21/29(A)	$1,616,834	$1,612,792
Vistra Zero Operating Company Term Loan
5.917%, 03/20/31	995,000	980,075
		2,592,867
Total Bank Loan Obligations
(Cost $2,608,115)		2,592,867

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$200,551	$192,576

Total U.S. Government Agency Obligation
(Cost $193,044)		192,576

SHORT-TERM INVESTMENT — 0.2%
	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.620%, (I)
(Cost $1,623,730)	1,623,730	$1,623,730

Total Short-Term Investment
(Cost $1,623,730)		1,623,730

Total Investments in Securities— 98.3%
(Cost $724,930,734)		$730,669,997
‡	Real Estate Investment Trust.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2026 was $253,923,199 and represented 34.2% of Net Assets.

(C)	Perpetual security with no stated maturity date.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(E)	Zero coupon security.

(F)	No interest rate available.

(G)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $1,591,427.

(H)	Security in default and no interest is being accrued.

(I)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2026, was $1,623,730.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO— Interest Only

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFRRATE — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

CRI-QH-001-0900

Percentages are based on Net Assets of $743,265,653.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.5%#

	Shares	Value
COMMUNICATION SERVICES — 11.6%
Alphabet, Cl A	460,641	$155,696,658
Alphabet, Cl C	371,496	125,762,541
AT&T	759,621	19,909,666
Charter Communications, Cl A *	6,706	1,382,241
Comcast, Cl A	277,005	8,240,899
Electronic Arts	27,074	5,520,930
Fox, Cl A	25,286	1,840,315
Fox, Cl B, Cl B	14,042	920,734
Match Group	18,004	560,824
Meta Platforms, Cl A	167,188	119,790,202
Netflix *	322,956	26,963,596
News, Cl A	28,532	771,220
News, Cl B, Cl B	9,437	293,491
Omnicom Group	24,288	1,871,115
Paramount Skydance, Cl B	23,680	265,453
Take-Two Interactive Software *	14,886	3,279,386
TKO Group Holdings, Cl A	5,121	1,037,412
T-Mobile US	46,480	9,166,321
Trade Desk, Cl A *	33,600	1,019,088
Verizon Communications	468,965	20,878,322
Walt Disney	136,051	15,346,553
Warner Bros Discovery *	204,727	5,638,181
		526,155,148
CONSUMER DISCRETIONARY — 10.3%
Airbnb, Cl A *	32,410	4,192,882
Amazon.com *	741,345	177,403,859
Aptiv *	16,437	1,245,103
AutoZone *	1,268	4,697,040
Best Buy	14,895	969,665
Booking Holdings	2,456	12,284,519
Carnival *	82,722	2,483,314
Carvana, Cl A *	10,777	4,322,762
Chipotle Mexican Grill, Cl A *	100,800	3,918,096
Darden Restaurants	8,864	1,767,038
Deckers Outdoor *	11,085	1,322,884
Domino's Pizza	2,369	972,072
DoorDash, Cl A *	28,488	5,829,215
DR Horton	20,870	3,106,291
eBay	34,475	3,144,809
Expedia Group	8,917	2,361,578
Ford Motor	298,217	4,139,252
Garmin	12,459	2,512,233
General Motors	71,116	5,973,744
Genuine Parts	10,601	1,473,433
Hasbro	13,985	1,249,000
Hilton Worldwide Holdings	17,713	5,287,508
Home Depot	75,855	28,414,524
Lennar, Cl A	16,442	1,797,933
Lowe's	42,739	11,413,877
Lululemon Athletica *	8,224	1,435,088
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Marriott International, Cl A	16,974	$5,351,902
McDonald's	54,271	17,095,365
NIKE, Cl B	90,635	5,602,149
Norwegian Cruise Line Holdings *	34,671	761,375
NVR *	216	1,649,318
O'Reilly Automotive *	64,326	6,330,322
Pool	2,498	634,717
PulteGroup	14,854	1,858,087
Ralph Lauren, Cl A	2,954	1,043,973
Ross Stores	24,784	4,675,502
Royal Caribbean Cruises	19,328	6,274,835
Starbucks	86,657	7,968,111
Tapestry	18,763	2,381,212
Tesla *	214,136	92,166,276
TJX	84,813	12,705,836
Tractor Supply	40,280	2,049,446
Ulta Beauty *	3,417	2,212,029
Williams-Sonoma	9,281	1,899,357
Yum! Brands	21,159	3,290,224
		469,667,755
CONSUMER STAPLES — 5.8%
Archer-Daniels-Midland	76,049	5,118,858
Brown-Forman, Cl B	13,373	366,019
Bunge Global	40,865	4,653,706
Campbell's	14,987	419,336
Clorox	9,296	1,048,496
Coca-Cola	508,138	38,013,804
Colgate-Palmolive	99,384	8,973,381
Conagra Brands	36,410	673,949
Constellation Brands, Cl A	15,835	2,481,345
Costco Wholesale	38,229	35,944,817
Dollar General	32,828	4,708,520
Dollar Tree *	27,232	3,202,211
Estee Lauder, Cl A	18,736	2,159,886
General Mills	118,360	5,475,334
Hershey	34,693	6,756,462
Hormel Foods	31,217	768,250
J M Smucker	24,849	2,605,666
Kenvue	145,981	2,540,069
Keurig Dr Pepper	225,690	6,192,934
Kimberly-Clark	25,240	2,523,748
Kraft Heinz	129,456	3,073,286
Kroger	60,342	3,792,495
Lamb Weston Holdings	10,586	486,215
McCormick	51,461	3,181,834
Molson Coors Beverage, Cl B	12,928	621,061
Mondelez International, Cl A	212,028	12,397,277
Monster Beverage *	162,008	13,083,766
PepsiCo	183,135	28,135,030
Sysco	55,318	4,638,414

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Target	34,628	$3,652,215
Tyson Foods, Cl A	53,677	3,506,718
Walmart	423,928	50,506,782
		261,701,884
ENERGY — 3.2%
APA	27,052	714,443
Baker Hughes, Cl A	75,231	4,215,945
Chevron	144,238	25,515,653
ConocoPhillips	94,170	9,815,339
Coterra Energy	58,039	1,674,425
Devon Energy	47,780	1,921,234
Diamondback Energy	14,193	2,326,942
EOG Resources	41,350	4,636,575
EQT Corporation	47,600	2,747,948
Expand Energy Corporation	18,150	2,040,242
Exxon Mobil	352,174	49,797,404
Halliburton	64,113	2,149,068
Kinder Morgan	149,214	4,549,535
Marathon Petroleum	22,908	4,036,161
Occidental Petroleum	54,787	2,486,782
ONEOK	48,000	3,801,120
Phillips 66	30,705	4,408,010
SLB Limited	113,842	5,507,676
Targa Resources	16,358	3,287,631
Texas Pacific Land	4,413	1,537,313
Valero Energy	23,244	4,217,159
Williams	93,047	6,258,341
		147,644,946
FINANCIALS — 12.8%
Aflac	35,947	3,988,320
Allstate	20,142	4,008,057
American Express	40,946	14,419,953
American International Group	41,126	3,079,515
Ameriprise Financial	7,080	3,732,505
Aon, Cl A	16,380	5,727,103
Apollo Global Management	35,386	4,760,832
Arch Capital Group *	27,563	2,647,150
Ares Management, Cl A	15,699	2,349,669
Arthur J Gallagher	19,570	4,880,171
Assurant	3,817	908,942
Bank of America	511,969	27,236,751
Bank of New York Mellon	55,136	6,611,909
Berkshire Hathaway, Cl B *	143,754	69,078,110
Blackstone	56,275	8,014,686
Block, Cl A *	41,700	2,519,931
Brown & Brown	22,404	1,615,328
Capital One Financial	48,448	10,606,611
Cboe Global Markets	7,975	2,113,854
Charles Schwab	127,289	13,227,873
Chubb	46,780	14,481,217
Cincinnati Financial	11,890	1,912,982
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Citigroup	136,356	$15,777,753
Citizens Financial Group	32,749	2,062,532
CME Group, Cl A	27,480	7,943,369
Coinbase Global, Cl A *	17,387	3,385,944
Corpay *	5,331	1,677,293
Erie Indemnity, Cl A	1,936	547,907
Everest Group	3,199	1,059,765
FactSet Research Systems	2,854	725,943
Fidelity National Information Services	39,427	2,178,342
Fifth Third Bancorp	50,326	2,527,372
Fiserv *	40,975	2,611,337
Franklin Resources	23,460	624,505
Global Payments	18,065	1,295,983
Globe Life	6,067	850,715
Goldman Sachs Group	26,028	24,346,852
Hartford Insurance Group	25,421	3,433,360
Huntington Bancshares	119,851	2,094,995
Interactive Brokers Group, Cl A	33,900	2,538,432
Intercontinental Exchange	43,451	7,550,915
Invesco	33,886	924,749
Jack Henry & Associates	5,516	988,522
JPMorgan Chase	207,454	63,458,104
KeyCorp	70,767	1,522,906
Loews	13,097	1,382,650
M&T Bank	11,712	2,595,028
Marsh & McLennan	37,334	7,025,885
Mastercard, Cl A	65,867	35,488,481
MetLife	42,129	3,323,136
Moody's	11,692	6,027,928
Morgan Stanley	105,049	19,202,957
MSCI, Cl A	5,726	3,488,394
Nasdaq	34,417	3,334,663
Northern Trust	14,412	2,153,585
PayPal Holdings	71,299	3,756,744
PNC Financial Services Group	29,885	6,673,321
Principal Financial Group	15,239	1,443,438
Progressive	44,687	9,294,896
Prudential Financial	26,672	2,963,526
Raymond James Financial	13,436	2,228,495
Regions Financial	66,780	1,903,230
Robinhood Markets, Cl A *	59,926	5,961,438
S&P Global	23,624	12,468,511
State Street	21,285	2,785,355
Synchrony Financial	27,461	1,994,492
T Rowe Price Group	16,631	1,757,564
Travelers	27,624	7,859,304
Truist Financial	97,534	5,015,198
US Bancorp	118,438	6,645,556
Visa, Cl A	137,347	44,202,385
W R Berkley	22,917	1,571,648
Wells Fargo	239,235	21,648,375

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Willis Towers Watson	7,297	$2,316,579
		584,561,826
HEALTH CARE — 6.8%
Align Technology *	5,085	829,008
Baxter International	48,000	963,360
Boston Scientific *	223,362	20,891,048
Cardinal Health	62,318	13,390,892
Cencora, Cl A	40,819	14,663,001
Centene *	35,600	1,542,192
Cigna Group	39,275	10,765,670
CVS Health	153,139	11,411,918
DaVita *	6,244	682,719
Dexcom *	33,213	2,425,878
Edwards Lifesciences *	107,234	8,724,558
Elevance Health	30,852	10,666,771
Henry Schein *	45,330	3,421,508
Hologic *	96,781	7,251,800
Humana	15,640	3,052,928
IDEXX Laboratories *	15,284	10,247,311
Insulet *	12,409	3,174,346
Intuitive Surgical *	41,441	20,895,381
McKesson	19,930	16,566,015
Medtronic	195,871	20,166,878
Molina Healthcare *	3,917	703,454
Quest Diagnostics	45,281	8,468,906
ResMed	32,845	8,484,192
STERIS	32,602	8,561,285
Stryker	53,633	19,820,611
West Pharmaceutical Services	119,333	27,580,243
Zimmer Biomet Holdings	59,936	5,218,628
Zoetis, Cl A	401,787	50,151,053
		310,721,554
INDUSTRIALS — 7.8%
3M	51,550	7,895,398
A O Smith	8,656	636,129
Allegion	15,540	2,570,161
AMETEK	35,920	8,045,362
Automatic Data Processing	32,885	8,116,676
Axon Enterprise *	6,014	2,908,250
Broadridge Financial Solutions	8,895	1,753,293
Builders FirstSource *	8,427	964,049
Carrier Global	60,286	3,591,840
Caterpillar	46,987	30,887,374
CH Robinson Worldwide	9,003	1,755,135
Cintas	26,031	4,982,073
Comfort Systems USA	4,299	4,909,888
Copart *	67,892	2,755,057
CSX	141,882	5,357,464
Cummins	20,528	11,882,017
Dayforce *	12,170	843,016
Deere	25,700	13,569,600
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Delta Air Lines	49,400	$3,254,966
Dover	13,980	2,816,830
EMCOR Group	4,706	3,391,755
Emerson Electric	49,568	7,284,513
Equifax	9,327	1,878,458
Expeditors International of Washington	10,213	1,639,595
Fastenal	130,858	5,674,003
FedEx	16,543	5,330,982
GE Vernova	26,013	18,895,063
Generac Holdings *	4,472	751,475
Howmet Aerospace	46,250	9,623,700
Hubbell, Cl B	5,420	2,644,635
IDEX	5,704	1,132,529
Illinois Tool Works	36,437	9,519,531
Ingersoll Rand	27,359	2,355,336
JB Hunt Transport Services	5,732	1,161,991
Johnson Controls International	100,244	11,955,099
Lennox International	2,432	1,204,035
Masco	15,791	1,043,627
Nordson	5,500	1,509,915
Norfolk Southern	17,100	4,980,204
Old Dominion Freight Line	14,023	2,428,784
Otis Worldwide	32,181	2,748,901
PACCAR	58,550	7,196,380
Parker-Hannifin	16,138	15,102,586
Paychex	24,684	2,545,661
Paycom Software	3,724	501,809
Pentair	12,471	1,314,069
Quanta Services	16,424	7,795,323
Republic Services, Cl A	19,076	4,103,057
Rockwell Automation	14,297	6,028,330
Rollins	53,970	3,418,460
Snap-on	5,063	1,853,615
Southwest Airlines	39,371	1,870,910
Stanley Black & Decker	11,787	927,165
Trane Technologies	24,085	10,129,669
TransDigm Group	7,039	10,048,454
Uber Technologies *	158,300	12,671,915
Union Pacific	45,203	10,627,225
United Airlines Holdings *	24,671	2,524,337
United Parcel Service, Cl B	56,316	5,981,886
United Rentals	5,212	4,076,097
Veralto	18,885	1,869,237
Verisk Analytics, Cl A	10,621	2,309,643
Waste Management	37,193	8,265,772
Westinghouse Air Brake Technologies	22,384	5,151,454
WW Grainger	4,118	4,447,193
Xylem	33,396	4,604,307
		352,013,263

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 34.0%
Accenture, Cl A	47,259	$12,459,363
Adobe *	31,900	9,354,675
Advanced Micro Devices *	124,895	29,566,393
Akamai Technologies *	10,963	1,065,055
Amphenol, Cl A	129,428	18,647,986
Analog Devices	44,169	13,731,259
Apple	1,154,691	299,619,221
Applied Materials	64,839	20,898,906
AppLovin, Cl A *	20,628	9,759,313
Arista Networks *	78,692	11,153,804
Autodesk *	16,232	4,104,586
Broadcom	366,596	121,453,255
Cadence Design Systems *	20,744	6,147,692
CDW	9,922	1,254,042
Cisco Systems	350,250	27,431,580
Cognizant Technology Solutions, Cl A	36,801	3,019,890
Crowdstrike Holdings, Cl A *	19,124	8,441,429
Datadog, Cl A *	24,801	3,207,265
Dell Technologies, Cl C	22,968	2,628,458
EPAM Systems *	4,210	878,206
F5 *	4,396	1,211,582
Fair Isaac *	1,807	2,643,948
First Solar *	8,178	1,844,303
Fortinet *	48,170	3,914,294
Gartner *	5,493	1,151,388
Gen Digital	42,748	1,025,524
GoDaddy, Cl A *	10,299	1,035,255
Hewlett Packard Enterprise	100,519	2,163,169
HP	71,223	1,384,575
Intel *	345,666	16,063,099
International Business Machines	71,233	21,847,161
Intuit	21,247	10,600,553
Jabil	8,142	1,931,201
Keysight Technologies *	13,097	2,833,274
KLA	12,313	17,582,225
Lam Research	113,202	26,428,139
Microchip Technology	41,228	3,130,030
Micron Technology	90,038	37,354,965
Microsoft	570,502	245,481,306
Monolithic Power Systems	3,979	4,472,993
Motorola Solutions	12,693	5,109,440
NetApp	15,234	1,467,796
NVIDIA	1,867,354	356,907,370
NXP Semiconductors	19,179	4,337,139
ON Semiconductor *	30,700	1,838,623
Oracle	128,177	21,095,371
Palantir Technologies, Cl A *	174,081	25,518,534
Palo Alto Networks *	52,124	9,224,384
PTC *	9,129	1,425,311
Qnity Electronics	15,961	1,535,081
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
QUALCOMM	81,617	$12,372,321
Roper Technologies	8,203	3,045,200
Salesforce	72,549	15,401,427
Sandisk *	10,610	6,114,012
Seagate Technology Holdings	22,165	9,036,449
ServiceNow *	79,058	9,250,577
Skyworks Solutions	11,289	629,475
Super Micro Computer *	38,200	1,112,002
Synopsys *	14,155	6,583,703
TE Connectivity	30,220	6,732,412
Teradyne	11,935	2,876,932
Texas Instruments	69,510	14,982,880
Trimble *	18,100	1,223,560
Tyler Technologies *	3,279	1,211,263
VeriSign	6,358	1,552,814
Western Digital	31,984	8,003,356
Workday, Cl A *	16,537	2,904,393
Zebra Technologies, Cl A *	3,861	907,258
		1,541,320,445
MATERIALS — 2.2%
Air Products and Chemicals	16,960	4,621,600
Albemarle	8,969	1,530,380
Amcor	35,207	1,557,910
Avery Dennison	5,890	1,092,654
Ball	20,468	1,164,015
CF Industries Holdings	11,898	1,109,251
Corteva	51,539	3,752,039
CRH	58,254	7,130,872
Dow	54,128	1,491,226
DuPont de Nemours	31,965	1,403,903
Ecolab	19,972	5,631,904
Freeport-McMoRan	123,151	7,417,385
International Flavors & Fragrances	19,467	1,358,991
International Paper	40,230	1,622,074
Linde	39,501	18,050,772
LyondellBasell Industries, Cl A	19,595	960,155
Martin Marietta Materials	4,596	2,996,362
Mosaic	24,166	664,565
Newmont	127,833	14,362,038
Nucor	17,441	3,099,614
Packaging Corp of America	6,811	1,515,788
PPG Industries	17,101	1,977,389
Sherwin-Williams	17,569	6,230,670
Smurfit WestRock	39,841	1,658,581
Steel Dynamics	10,461	1,878,482
Vulcan Materials	10,069	3,026,137
		97,304,757
REAL ESTATE — 2.3%
American Tower ‡	36,946	6,623,679
AvalonBay Communities ‡	10,777	1,914,750

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
BXP ‡	11,272	$728,960
Camden Property Trust ‡	8,108	884,177
CBRE Group, Cl A *	22,339	3,805,002
CoStar Group *	32,300	1,986,450
Crown Castle International ‡	33,208	2,882,787
Digital Realty Trust ‡	24,607	4,083,532
Equinix ‡	7,482	6,142,198
Equity Residential ‡	26,382	1,644,126
Essex Property Trust ‡	4,908	1,236,178
Extra Space Storage ‡	16,175	2,231,665
Federal Realty Investment Trust ‡	5,971	604,026
Host Hotels & Resorts ‡	48,691	902,244
Invitation Homes ‡	43,000	1,149,390
Iron Mountain ‡	22,541	2,076,702
Kimco Realty ‡	51,655	1,088,887
Mid-America Apartment Communities ‡	8,922	1,198,225
Prologis ‡	88,474	11,551,165
Public Storage ‡	12,034	3,323,671
Realty Income ‡	154,230	9,432,707
Regency Centers ‡	12,587	917,215
SBA Communications, Cl A ‡	8,120	1,494,973
Simon Property Group ‡	46,888	8,970,143
UDR ‡	22,883	850,103
Welltower ‡	126,477	23,823,208
Weyerhaeuser ‡	54,969	1,417,101
		102,963,264
UTILITIES — 2.7%
Alliant Energy	29,600	1,950,936
American Water Works	14,870	1,920,163
Atmos Energy	35,760	5,948,319
CenterPoint Energy	133,786	5,309,966
COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
CMS Energy	38,237	$2,733,563
Consolidated Edison	54,050	5,763,352
Constellation Energy	23,799	6,679,903
Dominion Energy	140,367	8,445,883
Edison International	29,287	1,823,994
Entergy	86,030	8,249,417
Eversource Energy	46,769	3,233,141
Exelon	187,913	8,414,744
FirstEnergy	102,957	4,873,984
NextEra Energy	233,988	20,567,545
NRG Energy	19,081	2,912,333
PG&E	167,500	2,582,850
Pinnacle West Capital	9,104	851,770
Public Service Enterprise Group	46,246	3,808,821
Sempra	87,724	7,632,865
Southern	189,243	16,901,292
		120,604,841

Total Common Stock
(Cost $1,723,931,167)		4,514,659,683

RIGHTS — 0.0%

	Number of
	Rights
Abiomed * (A)(B)	5,594	$—

Total Rights
(Cost $–)		—
Total Investments in Securities— 99.5%
(Cost $1,723,931,167)		$4,514,659,683

Percentages are based on Net Assets of $4,538,339,638.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts S&P 500 Index E-Mini	66	Mar-2026	$22,995,750	$22,986,975	$(8,775)

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2026 (Unaudited)

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Expiration date not available.

Cl — Class

Amounts designated as “–” are $0 or have been round to $0.

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.8%

	Shares	Value
COMMUNICATION SERVICES — 3.3%
Angi, Cl A *	16,808	$218,167
Cable One	2,086	168,945
Cargurus, Cl A *	30,432	985,997
Cars.com *	22,010	250,034
Cinemark Holdings	39,526	935,976
Cogent Communications Holdings	20,671	502,305
DoubleVerify Holdings, Cl Rights *	53,814	582,267
Gogo *	40,327	185,101
IAC *	26,956	996,024
Iridium Communications	39,829	793,394
John Wiley & Sons, Cl A	15,183	474,165
Lumen Technologies *	363,425	3,205,409
Madison Square Garden Sports *	6,927	1,964,151
QuinStreet *	21,381	284,153
Scholastic	9,836	343,965
Shenandoah Telecommunications	23,567	279,740
Shutterstock	9,004	178,729
TEGNA	60,332	1,155,961
Telephone and Data Systems	38,578	1,741,025
TripAdvisor *	45,960	610,808
Uniti Group *	74,234	617,625
Versant Media Group *	56,403	1,837,610
Yelp, Cl A *	21,883	599,157
Ziff Davis *	15,173	579,912
		19,490,620
CONSUMER DISCRETIONARY — 12.9%
Abercrombie & Fitch, Cl A *	500	48,815
Academy Sports & Outdoors	24,958	1,372,940
Acushnet Holdings	10,328	1,001,196
Adient *	29,669	617,115
Adtalem Global Education *	14,706	1,522,806
Advance Auto Parts	23,823	1,143,742
American Axle & Manufacturing Holdings *	44,104	351,509
American Eagle Outfitters	60,604	1,412,679
Asbury Automotive Group *	7,283	1,707,936
BJ's Restaurants *	10,727	448,603
Bloomin' Brands	42,049	252,294
Boot Barn Holdings *	11,654	2,080,006
Brinker International *	17,269	2,723,667
Buckle	11,283	533,686
Callaway Golf *	55,953	802,926
CarMax *	55,008	2,450,056
Carter's	13,537	468,516
Cavco Industries *	2,952	1,452,443
Century Communities	9,577	603,159
Champion Homes *	21,227	1,663,772
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Cheesecake Factory (A)	19,606	$1,136,364
Cracker Barrel Old Country Store	11,125	335,085
Dana	43,767	1,264,866
Dave & Buster's Entertainment *	15,179	284,910
Dorman Products *	10,419	1,294,040
Dream Finders Homes, Cl A *	10,636	195,596
Ethan Allen Interiors	8,609	197,404
Etsy *	37,439	1,982,769
Fox Factory Holding *	15,557	286,249
Frontdoor *	29,086	1,719,273
Gentherm *	11,337	362,331
G-III Apparel Group	13,797	404,942
Green Brick Partners *	11,424	792,711
Group 1 Automotive	4,634	1,641,641
Installed Building Products	8,663	2,496,157
Kohl's	43,967	768,104
Kontoor Brands	19,160	1,144,427
La-Z-Boy, Cl Z	15,436	562,025
LCI Industries	9,065	1,329,745
Leggett & Platt	50,735	592,077
LGI Homes *	7,556	378,631
LKQ	95,885	3,149,822
M/I Homes *	9,796	1,309,725
MarineMax *	9,278	250,784
Marriott Vacations Worldwide	12,486	678,115
Matthews International, Cl A	17,042	448,034
Meritage Homes	26,478	1,840,486
Mister Car Wash *	61,925	343,684
Mohawk Industries *	19,643	2,325,338
Monro	13,726	256,951
National Vision Holdings *	31,786	837,561
Oxford Industries	5,822	214,541
Papa John's International	15,474	544,221
Patrick Industries	12,465	1,572,709
Perdoceo Education	26,149	837,553
Phinia	14,401	1,024,919
Pursuit Attractions and
Hospitality *	12,575	436,730
Sabre *	221,989	288,586
Sally Beauty Holdings *	36,523	555,880
Shake Shack, Cl A *	16,382	1,450,954
Signet Jewelers	15,377	1,418,836
Six Flags Entertainment *	45,166	813,440
Sonic Automotive, Cl A	5,515	330,679
Sonos *	49,144	705,216
Standard Motor Products	7,776	310,496
Steven Madden	27,788	1,219,337
Strategic Education	10,345	879,532
Stride *	17,468	1,477,793
Tri Pointe Homes *	32,198	1,073,803

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Under Armour, Cl A *	78,465	$484,129
Under Armour, Cl C *	51,494	312,569
United Parks & Resorts *	12,875	484,744
Upbound Group, Cl A	19,356	365,828
Urban Outfitters *	20,296	1,437,972
Victoria's Secret *	30,877	1,683,105
Wendy's (A)	64,028	498,778
Winmark	1,112	501,167
Winnebago Industries	10,567	485,131
Wolverine World Wide	32,730	579,976
XPEL *	9,436	486,048
		75,742,385
CONSUMER STAPLES — 2.6%
Andersons	13,629	844,862
Cal-Maine Foods	17,078	1,426,525
Central Garden & Pet *	2,987	101,050
Central Garden & Pet, Cl A *	19,336	593,035
Chefs' Warehouse *	14,568	916,327
Edgewell Personal Care	17,275	336,171
Energizer Holdings	22,761	496,873
Fresh Del Monte Produce	14,996	594,741
Freshpet *	19,507	1,359,638
Grocery Outlet Holding *	43,980	419,129
Inter Parfums	6,847	668,062
J & J Snack Foods	6,563	623,485
John B Sanfilippo & Son	3,374	272,957
National Beverage *	10,303	351,126
PriceSmart	9,999	1,421,958
Reynolds Consumer Products	20,311	470,606
Simply Good Foods *	37,305	700,215
Tootsie Roll Industries	9,634	364,952
TreeHouse Foods *	22,342	550,507
United Natural Foods *	25,281	941,212
Vital Farms *	16,390	466,295
WD-40	5,068	1,171,874
		15,091,600
ENERGY — 5.0%
Archrock	72,020	2,131,072
Atlas Energy Solutions, Cl A	41,433	483,523
Bristow Group *	11,480	504,661
Cactus, Cl A	28,732	1,615,600
California Resources	32,515	1,739,552
Comstock Resources *	34,802	847,429
Core Laboratories	23,073	450,846
Crescent Energy, Cl A	109,291	1,067,775
CVR Energy *	16,451	374,096
Dorian LPG	17,760	524,453
Helix Energy Solutions Group *	70,353	558,603
Helmerich & Payne	42,443	1,437,969
Innovex International *	21,208	527,019
International Seaways	17,744	1,058,429
COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Kinetik Holdings, Cl A (A)	21,478	$878,665
Kodiak Gas Services	35,694	1,499,505
Liberty Energy, Cl A	66,041	1,627,911
Magnolia Oil & Gas, Cl A	75,084	1,915,393
Noble	52,889	1,883,906
Northern Oil and Gas	42,081	1,052,025
Par Pacific Holdings *	21,426	808,617
Patterson-UTI Energy	156,547	1,178,799
REX American Resources *	14,564	492,409
RPC	56,608	376,443
SM Energy	89,572	1,743,967
Talos Energy *	63,978	762,618
Tidewater *	19,373	1,210,619
World Kinect	29,616	796,966
		29,548,870
FINANCIALS — 18.4%
Acadian Asset Management	9,901	548,713
Adamas Trust ‡	31,999	255,992
Ameris Bancorp	23,961	1,931,736
AMERISAFE	7,050	265,150
Apollo Commercial Real Estate Finance ‡	48,926	528,890
Arbor Realty Trust ‡(A)	73,314	564,518
ARMOUR Residential REIT ‡	44,897	781,208
Artisan Partners Asset
Management, Cl A	26,395	1,175,105
Assured Guaranty	16,229	1,377,031
Atlantic Union Bankshares	53,387	2,073,551
Axos Financial *	21,219	2,100,469
Banc of California	50,285	1,004,694
BancFirst	7,707	847,385
Bancorp *	16,452	977,907
Bank of Hawaii	14,904	1,114,521
BankUnited	28,149	1,336,233
Banner	12,769	789,635
Beacon Financial Corporation	31,433	891,135
BGC Group, Cl A	134,592	1,226,133
Blackstone Mortgage Trust, Cl A ‡	59,060	1,136,905
Bread Financial Holdings	17,105	1,240,797
Capitol Federal Financial	45,243	329,369
Cathay General Bancorp	25,487	1,304,425
Central Pacific Financial	9,979	325,016
City Holding	5,398	664,440
Cohen & Steers	10,318	663,035
Community Financial System	19,727	1,232,937
Customers Bancorp *	11,904	940,654
CVB Financial	48,174	949,510
Dime Community Bancshares	15,292	520,234
Donnelley Financial Solutions *	9,941	514,447
Eagle Bancorp	14,020	375,175
Ellington Financial ‡	40,201	516,583

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Employers Holdings	8,351	$364,271
Enact Holdings	10,726	426,573
Encore Capital Group *	9,478	523,186
Enova International *	9,385	1,550,120
EVERTEC	23,969	719,310
EZCORP, Cl A *	21,512	461,432
FB Financial	15,051	865,884
First BanCorp Puerto Rico	58,775	1,300,103
First Bancorp Southern Pines	15,533	899,827
First Commonwealth Financial	38,744	698,554
First Financial Bancorp	38,759	1,113,934
First Hawaiian	46,346	1,230,486
First Interstate BancSystem, Cl A	33,533	1,189,416
Franklin BSP Realty Trust ‡	30,358	311,473
Fulton Financial	67,651	1,396,993
Genworth Financial, Cl A *	149,608	1,247,731
Goosehead Insurance, Cl A *	10,322	638,312
HA Sustainable Infrastructure Capital	47,627	1,638,845
Hanmi Financial	11,047	293,519
HCI Group	4,024	638,488
Heritage Financial	12,627	325,903
Hilltop Holdings	16,082	602,271
Hope Bancorp	48,019	575,268
Horace Mann Educators	15,241	682,949
Independent Bank	18,572	1,500,246
Jackson Financial, Cl A	25,462	3,027,941
Lakeland Financial	9,563	569,955
Lincoln National	63,325	2,634,953
MarketAxess Holdings	13,925	2,356,528
Mercury General	10,292	901,476
Moelis, Cl A	27,719	1,986,621
National Bank Holdings, Cl A	14,168	569,270
Navient	32,864	322,396
NBT Bancorp	19,508	866,740
NCR Atleos *	28,423	1,060,178
NMI Holdings, Cl A *	28,795	1,114,942
Northwest Bancshares	54,729	704,910
OFG Bancorp	16,466	663,580
Palomar Holdings *	10,193	1,259,753
Park National	5,361	873,521
Pathward Financial	8,531	770,264
Payoneer Global *	112,392	718,185
PennyMac Mortgage Investment Trust ‡	32,318	382,322
Piper Sandler	6,232	2,158,453
PJT Partners	9,106	1,575,611
PRA Group *	16,902	216,177
Preferred Bank	4,215	361,521
ProAssurance *	22,938	555,558
PROG Holdings	14,814	480,566
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Provident Financial Services	48,931	$1,083,332
Radian Group	50,754	1,669,807
Redwood Trust ‡	61,146	335,080
Renasant	35,595	1,342,287
S&T Bancorp	14,319	610,562
Safety Insurance Group	5,532	435,368
Seacoast Banking Corp of Florida	36,288	1,213,471
ServisFirst Bancshares	18,825	1,540,826
Sezzle *	6,842	432,688
Simmons First National, Cl A	61,690	1,254,158
SiriusPoint *	38,946	794,888
Southside Bancshares	10,505	338,156
Stellar Bancorp	17,257	640,925
StepStone Group, Cl A	28,844	2,038,982
Stewart Information Services	10,498	707,880
StoneX Group *	17,395	1,952,763
Tompkins Financial	4,719	378,086
Triumph Financial *	8,426	531,596
Trupanion *	14,743	471,629
TrustCo Bank NY	6,859	297,681
Trustmark	22,460	954,999
Two Harbors Investment ‡	46,541	533,825
United Community Banks	45,535	1,567,770
United Fire Group	8,286	297,799
Victory Capital Holdings, Cl A	18,000	1,269,540
Virtu Financial, Cl A	29,898	1,241,066
Virtus Investment Partners	2,358	384,943
WaFd	29,516	962,812
Walker & Dunlop	12,761	802,539
Westamerica BanCorp	9,260	468,371
Western Union	119,065	1,115,639
WisdomTree	43,623	706,693
World Acceptance *	1,080	130,950
WSFS Financial	20,482	1,325,800
		107,662,959
HEALTH CARE — 11.5%
Acadia Healthcare *	37,707	506,782
ACADIA Pharmaceuticals *	54,565	1,371,218
AdaptHealth, Cl A *	46,424	466,561
Addus HomeCare *	7,231	748,264
ADMA Biologics *	98,487	1,703,825
Alkermes *	73,350	2,485,832
AMN Healthcare Services *	18,830	401,079
Apellis Pharmaceuticals *	47,094	1,063,383
Arcus Biosciences *	39,202	824,810
Arrowhead Pharmaceuticals *	54,159	3,754,843
Artivion *	17,945	731,618
Avanos Medical *	23,918	318,588
BrightSpring Health Services *	45,089	1,770,645
Catalyst Pharmaceuticals *	58,174	1,413,628

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Certara *	52,846	$464,516
Collegium Pharmaceutical *	17,118	786,059
Concentra Group Holdings Parent	45,924	1,018,593
CONMED	12,343	473,848
CorVel *	12,508	870,932
Embecta	25,465	270,184
Enovis *	24,674	543,815
Glaukos *	22,457	2,680,917
Harmony Biosciences Holdings *	21,751	794,347
HealthStream	9,465	210,975
ICU Medical *	9,945	1,490,756
Indivior Pharmaceuticals *	52,249	1,848,570
Innoviva *	43,675	873,500
Inspire Medical Systems *	10,753	814,862
Integer Holdings *	13,918	1,208,917
Integra LifeSciences Holdings *	32,864	366,105
Krystal Biotech *	10,438	2,914,707
LeMaitre Vascular	8,484	720,885
Ligand Pharmaceuticals *	8,845	1,699,125
Merit Medical Systems *	23,132	1,875,774
Myriad Genetics *	59,313	333,339
National HealthCare	5,106	730,720
Neogen *	91,569	935,835
NeoGenomics *	55,165	665,290
Omnicell *	18,401	892,449
Pacira BioSciences *	24,796	509,310
Phibro Animal Health, Cl A	12,876	516,971
Prestige Consumer Healthcare *	24,147	1,556,757
Privia Health Group *	47,264	1,097,470
Progyny *	32,915	785,681
Protagonist Therapeutics *	25,839	2,113,630
PTC Therapeutics *	34,213	2,584,108
RadNet *	27,502	1,927,890
Schrodinger *	27,115	378,797
Select Medical Holdings	43,818	659,461
STAAR Surgical *	22,794	431,946
Supernus Pharmaceuticals *	26,983	1,299,501
Tandem Diabetes Care *	29,387	584,507
Teleflex	18,087	1,887,740
TG Therapeutics *	57,316	1,686,810
TransMedics Group *	13,394	1,794,461
UFP Technologies *	3,149	790,840
US Physical Therapy	6,315	529,639
Veracyte *	34,667	1,320,119
Vericel *	25,091	902,774
Waystar Holding *	46,604	1,237,802
		67,642,310
INDUSTRIALS — 17.5%
AAR *	15,567	1,648,701
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
ABM Industries	23,267	$1,071,213
Air Lease, Cl A	39,355	2,543,514
Alamo Group	4,151	810,732
Albany International, Cl A	12,396	687,854
Allegiant Travel *	5,914	524,158
American Woodmark *	5,618	333,653
Apogee Enterprises	8,143	302,350
ArcBest	8,582	774,268
Arcosa	19,144	2,191,414
Armstrong World Industries	16,580	3,046,409
Astec Industries	9,433	459,576
AZZ	11,338	1,409,200
Boise Cascade	14,150	1,143,461
Brady, Cl A	16,593	1,434,797
Casella Waste Systems, Cl A *	24,690	2,490,727
CoreCivic *	42,820	793,455
CSG Systems International	10,936	872,146
CSW Industrials	6,482	1,750,010
Deluxe	18,437	486,737
DNOW *	73,252	1,112,698
DXP Enterprises *	5,253	683,153
Enerpac Tool Group, Cl A	19,847	801,025
EnPro Industries	8,298	1,981,396
Enviri *	34,973	661,689
ESCO Technologies	10,143	2,314,328
Everus Construction Group *	19,944	1,764,800
Federal Signal	23,552	2,545,736
Forward Air *	10,667	297,396
Franklin Electric	14,792	1,473,579
Gates Industrial *	100,154	2,305,545
GEO Group *	54,491	870,766
Gibraltar Industries *	11,067	567,294
Granite Construction	17,025	2,055,599
Greenbrier	11,599	584,821
Griffon	15,623	1,272,493
Hayward Holdings *	78,149	1,261,325
Healthcare Services Group *	30,701	577,793
Heartland Express	23,222	234,310
Hertz Global Holdings *(A)	56,332	276,027
Hillenbrand	28,895	922,039
HNI	26,493	1,266,100
Hub Group, Cl A	22,693	1,079,733
Insperity	14,825	633,472
Insteel Industries	7,432	246,296
Interface, Cl A	23,823	749,710
JBT Marel	20,378	3,205,663
JetBlue Airways *	126,350	615,325
Kadant	4,613	1,480,958
Kennametal	30,370	1,044,424
Korn Ferry	19,626	1,363,418
Legalzoom.com *	51,850	460,947
Lindsay	4,047	506,968

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Liquidity Services *	10,641	$340,512
ManpowerGroup	20,995	762,748
Marten Transport	21,565	265,250
Masterbrand *	51,620	625,634
Matson	11,680	1,872,304
Mercury Systems *	21,017	1,973,076
MillerKnoll	30,827	619,006
Mueller Water Products, Cl A	59,831	1,619,625
MYR Group *	6,166	1,541,747
OPENLANE *	43,354	1,302,354
Pitney Bowes	62,513	652,010
Powell Industries	3,694	1,638,621
Primoris Services	20,923	3,101,835
Proto Labs *	10,267	540,558
Quanex Building Products	22,578	422,660
Resideo Technologies *	54,872	1,879,915
Robert Half	37,746	1,306,389
Rush Enterprises, Cl A	23,297	1,495,434
RXO *	66,217	965,444
Schneider National, Cl B	19,433	521,582
SkyWest *	15,023	1,450,020
Standex International	4,860	1,166,400
Sun Country Airlines Holdings *	19,991	350,642
Sunrun *	91,061	1,730,159
Tennant	6,868	522,586
Titan International *	26,455	252,381
Trinity Industries	31,203	896,774
UniFirst	5,844	1,256,460
Upwork *	51,745	1,036,452
Verra Mobility, Cl A *	63,414	1,223,890
Vestis	56,053	366,026
Vicor *	9,028	1,423,445
Werner Enterprises	22,463	769,358
WillScot Holdings	69,017	1,382,411
Worthington Enterprises	12,611	700,793
Zurn Elkay Water Solutions	57,829	2,666,495
		102,632,197
INFORMATION TECHNOLOGY — 12.9%
A10 Networks	26,869	468,595
ACI Worldwide *	38,648	1,675,777
ACM Research, Cl A *	20,749	1,205,932
Adeia	44,268	800,808
Alarm.com Holdings *	18,892	921,552
Alpha & Omega Semiconductor *	11,398	251,896
Arlo Technologies *	42,506	539,401
Axcelis Technologies *	11,617	1,023,109
Badger Meter	11,040	1,618,243
Benchmark Electronics	13,759	717,394
BlackLine *	19,607	911,137
Box, Cl A *	54,275	1,375,871
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Calix *	23,518	$1,050,549
Cleanspark *	109,879	1,300,967
Clear Secure, Cl A	34,953	1,140,167
Cohu *	18,381	524,594
Corsair Gaming *	27,464	140,066
CTS	10,883	559,495
Digi International *	14,093	606,986
DigitalOcean Holdings *	26,819	1,481,750
Diodes *	17,376	1,028,485
DXC Technology *	65,231	941,283
Enphase Energy *	49,051	1,813,906
ePlus	9,812	841,968
Extreme Networks *	50,944	742,764
FormFactor *	29,601	2,086,574
Grid Dynamics Holdings *	30,586	252,946
Harmonic *	41,633	404,673
Ichor Holdings *	13,981	424,184
Impinj *	10,311	1,423,949
Insight Enterprises *	11,605	975,052
InterDigital	9,891	3,228,818
Itron *	17,157	1,699,916
Knowles *	31,898	773,208
Kulicke & Soffa Industries	19,534	1,119,884
LiveRamp Holdings *	25,327	616,712
MARA Holdings *(A)	145,812	1,385,214
MaxLinear, Cl A *	33,014	572,793
Mirion Technologies, Cl A *	94,770	2,354,087
N-able *	36,700	222,769
NCR Voyix *	61,176	606,866
NetScout Systems *	25,692	714,495
OSI Systems *	5,981	1,496,087
PC Connection	4,239	249,296
PDF Solutions *	11,887	378,601
Penguin Solutions *	18,463	354,674
Photronics *	22,103	764,101
Plexus *	10,110	2,015,226
Power Integrations	20,729	952,290
Progress Software *	16,505	675,385
Q2 Holdings *	24,454	1,497,808
Qorvo *	31,497	2,460,231
Ralliant	43,369	2,297,256
Rogers *	6,602	641,978
Sanmina *	20,611	2,920,166
ScanSource *	7,511	322,898
Semtech *	33,068	2,637,173
SiTime *	8,366	3,037,778
SolarEdge Technologies *	24,112	746,266
Sprinklr, Cl A *	45,058	287,470
SPS Commerce *	14,589	1,302,214
Teradata *	36,257	1,034,050
Ultra Clean Holdings *	17,840	779,251
Veeco Instruments *	22,537	703,831

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Viasat *	52,355	$2,364,875
Viavi Solutions *	85,654	2,095,097
Vishay Intertechnology	48,080	968,812
		75,527,649
MATERIALS — 5.6%
Alpha Metallurgical Resources *	4,300	902,140
Balchem	12,132	2,064,502
Celanese, Cl A	42,299	1,879,768
Century Aluminum *	21,171	959,681
Chemours	60,224	902,758
Eastman Chemical	42,731	2,962,113
Element Solutions	85,214	2,479,727
FMC	51,178	808,612
Hawkins	7,953	1,035,878
HB Fuller	20,262	1,217,746
Ingevity *	14,507	954,416
Innospec	9,282	758,525
Kaiser Aluminum	6,035	740,012
Koppers Holdings	7,323	215,736
Materion	7,993	1,105,272
Metallus *	15,051	300,268
Minerals Technologies	11,813	776,823
O-I Glass, Cl I *	62,378	953,136
Quaker Chemical	5,248	806,828
Sealed Air	55,113	2,308,132
Sensient Technologies	15,914	1,504,191
Solstice Advanced Materials *	60,598	3,743,139
Stepan	7,981	459,785
SunCoke Energy	31,512	247,684
Sylvamo	12,410	607,345
Warrior Met Coal	20,247	1,808,057
Worthington Steel	12,187	490,283
		32,992,557
REAL ESTATE — 6.9%
Acadia Realty Trust ‡	52,461	1,049,745
Alexander & Baldwin ‡	27,255	565,269
American Assets Trust ‡	17,566	317,242
Apple Hospitality REIT ‡	82,418	959,346
Armada Hoffler Properties ‡	29,828	207,901
CareTrust REIT ‡	85,471	3,191,487
Centerspace ‡	6,204	398,731
Curbline Properties ‡	37,379	906,441
Cushman & Wakefield *	89,076	1,464,409
DiamondRock Hospitality ‡	76,307	700,498
Douglas Emmett ‡	67,303	710,720
Easterly Government Properties, Cl A ‡	16,792	392,765
Essential Properties Realty Trust ‡	74,225	2,253,471
eXp World Holdings	42,506	384,254
Four Corners Property Trust ‡	39,739	979,566
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Getty Realty ‡	19,900	$594,214
Global Net Lease ‡	94,446	893,459
Highwoods Properties ‡	41,167	1,064,167
Innovative Industrial Properties, Cl A ‡	10,498	507,263
JBG SMITH Properties ‡	31,461	529,803
Kennedy-Wilson Holdings	55,767	549,305
LTC Properties ‡	17,836	650,479
LXP Industrial Trust ‡	23,944	1,186,445
Macerich ‡	108,221	2,048,624
Marcus & Millichap	10,251	278,827
Millrose Properties ‡	62,186	1,853,143
NexPoint Residential Trust ‡	11,844	357,926
Outfront Media ‡	57,396	1,395,871
Pebblebrook Hotel Trust ‡	57,933	661,595
Phillips Edison ‡	47,125	1,707,339
Ryman Hospitality Properties ‡	23,602	2,235,109
Safehold ‡	17,120	241,563
Saul Centers ‡	4,662	147,925
SL Green Realty ‡	29,235	1,309,143
St. Joe	14,998	992,718
Summit Hotel Properties ‡	59,068	261,081
Sunstone Hotel Investors ‡	74,835	656,303
Tanger ‡	43,120	1,410,886
Terreno Realty ‡	38,732	2,383,567
Urban Edge Properties ‡	47,145	916,027
Veris Residential ‡	34,825	528,992
Whitestone REIT, Cl B ‡	16,752	238,549
Xenia Hotels & Resorts ‡	35,515	523,846
		40,606,014
UTILITIES — 2.2%
American States Water	16,874	1,231,127
Avista	35,647	1,471,865
California Water Service Group	26,377	1,179,052
Chesapeake Utilities	10,464	1,346,507
Clearway Energy, Cl A	16,213	547,513
Clearway Energy, Cl C	36,575	1,322,186
H2O America	15,154	788,614
Hawaiian Electric Industries *	70,411	1,078,697
MDU Resources Group	87,540	1,795,445
Middlesex Water	9,203	482,053
Northwest Natural Holding	19,423	904,335
Unitil	8,347	424,946
		12,572,340
Total Common Stock
(Cost $434,419,296)		579,509,501

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

RIGHTS — 0.0%
	Number of Rights	Value
Toriba Therapeutics * (B)(C)	2,044	$—

Total Rights
(Cost $122)		—
SHORT-TERM INVESTMENT — 0.8%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.620%, (D)
(Cost $4,772,606)	4,772,606	$4,772,606
Total Short-Term Investment
(Cost $4,772,606)		4,772,606
Total Investments in Securities— 99.6%
(Cost $439,192,024)		$584,282,107

Percentages are based on Net Assets of $586,638,004.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts Russell 2000 Index E-Mini	57	Mar-2026	$7,568,230	$7,480,110	$(88,120)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $4,541,460.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Expiration date not available.

(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2026, was $4,772,606.

Cl — Class

REIT — Real Estate investment Trust

Amounts designated as “–” are $0 or have been round to $0.

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.7%#
	Shares	Value
COMMUNICATION SERVICES — 9.5%
Alphabet, Cl A	44,300	$14,973,400
Alphabet, Cl C	51,563	17,455,622
Comcast, Cl A	1,814	53,966
Liberty Media -Liberty Formula One, Cl C *	352	30,631
Meta Platforms, Cl A	36,345	26,041,193
Netflix *	53,393	4,457,782
Spotify Technology *	107	53,537
TKO Group Holdings, Cl A	1,201	243,299
T-Mobile US	17,523	3,455,711
Walt Disney	42,784	4,826,035
		71,591,176
CONSUMER DISCRETIONARY — 7.8%
Airbnb, Cl A *	325	42,045
Amazon.com *	148,836	35,616,455
Aptiv *	20,613	1,561,435
AutoNation *	5,289	1,084,139
AutoZone *	686	2,541,143
Booking Holdings	498	2,490,916
Carvana, Cl A *	567	227,429
Cava Group *	15,035	911,422
Chipotle Mexican Grill, Cl A *	41,978	1,631,685
Darden Restaurants	233	46,448
Domino's Pizza	99	40,623
DoorDash, Cl A *	808	165,333
General Motors	2,417	203,028
Hilton Worldwide Holdings	974	290,749
Home Depot	8,053	3,016,573
Lowe's	1,137	303,647
Lululemon Athletica *	5,814	1,014,543
McDonald's	1,790	563,850
NIKE, Cl B	1,512	93,457
O'Reilly Automotive *	30,934	3,044,215
Pool	90	22,868
PulteGroup	1,518	189,887
Ross Stores	844	159,220
Royal Caribbean Cruises	685	222,385
Starbucks	1,500	137,925
Tesla *	6,258	2,693,506
TJX	2,796	418,869
Ulta Beauty *	152	98,399
Wingstop	273	72,462
		58,904,656
CONSUMER STAPLES — 4.7%
Coca-Cola	85,955	6,430,294
Coca-Cola Europacific Partners	18,431	1,690,123
Colgate-Palmolive	3,289	296,964
Costco Wholesale	4,690	4,409,772
elf Beauty *	553	46,999
Estee Lauder, Cl A	1,446	166,695
COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Kenvue	3,583	$62,344
Keurig Dr Pepper	4,976	136,541
Lamb Weston Holdings	1,350	62,005
Magnum Ice Cream *	138	2,450
Mondelez International, Cl A	2,146	125,477
Monster Beverage *	43,514	3,514,191
PepsiCo	2,065	317,246
Sysco	55,662	4,667,259
Target	861	90,810
Tyson Foods, Cl A	703	45,927
Unilever ADR	71,990	4,921,236
US Foods Holding *	87,340	7,303,371
Walmart	9,988	1,189,970
		35,479,674
ENERGY — 2.9%
Baker Hughes, Cl A	2,860	160,274
Cenovus Energy	143,126	2,822,445
Chevron	4,898	866,456
ConocoPhillips	47,902	4,992,825
Diamondback Energy	29,023	4,758,321
EOG Resources	1,011	113,363
EQT Corporation	1,590	91,791
Expand Energy Corporation	708	79,586
Exxon Mobil	8,186	1,157,500
Marathon Petroleum	24,566	4,328,284
SLB Limited	38,536	1,864,372
Targa Resources	971	195,152
Valero Energy	738	133,895
Williams	5,018	337,511
		21,901,775
FINANCIALS — 15.1%
Allstate	12,798	2,546,674
American Express	14,836	5,224,794
American International Group	2,938	219,997
Aon, Cl A	9,242	3,231,373
Apollo Global Management	26,607	3,579,706
Ares Management, Cl A	1,146	171,522
Arthur J Gallagher	5,474	1,365,051
Axis Capital Holdings	617	63,662
Bank of America	18,972	1,009,310
Bank of New York Mellon	2,751	329,900
Berkshire Hathaway, Cl B *	18,973	9,117,096
Blackstone	858	122,196
Block, Cl A *	5,196	313,994
Blue Owl Capital, Cl A	150,661	2,055,016
Capital One Financial	14,387	3,149,831
Cboe Global Markets	138	36,578
Charles Schwab	36,231	3,765,125
Chubb	2,032	629,026
Citigroup	7,075	818,648
CME Group, Cl A	1,411	407,864

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Corebridge Financial	2,362	$72,820
Corpay *	7,933	2,495,960
East West Bancorp	1,196	136,870
Equitable Holdings	4,359	202,258
Everest Group	5,599	1,854,837
Fifth Third Bancorp	2,909	146,090
Fiserv *	590	37,601
Global Payments	82	5,883
Goldman Sachs Group	3,796	3,550,816
Hartford Insurance Group	929	125,471
Huntington Bancshares	215,890	3,773,757
Intercontinental Exchange	20,879	3,628,353
Invesco	1,900	51,851
JPMorgan Chase	42,821	13,098,516
KeyCorp	4,693	100,993
Klarna Group *(A)	225	5,191
LPL Financial Holdings	11,268	4,107,186
Marsh & McLennan	2,305	433,778
Mastercard, Cl A	13,476	7,260,734
MetLife	4,529	357,247
Moody's	20,498	10,567,949
Morgan Stanley	26,534	4,850,415
MSCI, Cl A	158	96,257
Popular	354	47,270
Progressive	851	177,008
RenaissanceRe Holdings	140	39,438
Robinhood Markets, Cl A *	1,097	109,130
S&P Global	713	376,314
Tradeweb Markets, Cl A	2,383	245,616
Truist Financial	615	31,623
US Bancorp	8,623	483,837
Visa, Cl A	37,680	12,126,554
Voya Financial	2,003	153,550
Wells Fargo	55,016	4,978,398
Western Alliance Bancorp	713	63,564
		113,950,498
HEALTH CARE — 6.7%
Boston Scientific *	4,008	374,868
Cardinal Health	666	143,110
Cencora, Cl A	22,233	7,986,538
Centene *	81,448	3,528,327
Cigna Group	593	162,547
CVS Health	54,469	4,059,030
Edwards Lifesciences *	1,197	97,388
Elevance Health	503	173,907
Guardant Health *	247	28,168
Humana	8,505	1,660,176
IDEXX Laboratories *	4,724	3,167,253
Intuitive Surgical *	1,047	527,918
McKesson	6,436	5,349,668
Medline, Cl A *	924	40,841
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Medtronic	55,496	$5,713,868
Natera *	97	22,421
Quest Diagnostics	29,698	5,554,417
ResMed	512	132,255
Stryker	23,493	8,682,073
Veeva Systems, Cl A *	9,296	1,895,640
West Pharmaceutical Services	4,939	1,141,502
Zoetis, Cl A	464	57,917
		50,499,832
INDUSTRIALS — 12.6%
3M	461	70,607
Allegion	8,778	1,451,793
AMETEK	51,021	11,427,684
API Group *	3,292	136,848
Automatic Data Processing	86	21,227
Booz Allen Hamilton Holding, Cl A	380	33,600
Canadian National Railway	1,323	127,299
Carrier Global	1,990	118,564
Caterpillar	1,290	847,994
CH Robinson Worldwide	30,195	5,886,515
Cintas	983	188,136
Copart *	70,557	2,863,203
CSX	8,820	333,043
Cummins	8,429	4,878,874
Dayforce *	234	16,209
Deere	850	448,800
Dover	950	191,416
Emerson Electric	10,661	1,566,741
Equifax	257	51,760
Esab	985	119,284
FedEx	13,034	4,200,206
GE Vernova	13,032	9,466,054
HEICO	10,726	3,549,341
Howmet Aerospace	1,250	260,100
Hubbell, Cl B	10,125	4,940,392
Ingersoll Rand	1,315	113,208
Johnson Controls International	1,449	172,808
Middleby *	944	138,928
Mueller Industries	328	44,654
Old Dominion Freight Line	14,748	2,554,354
PACCAR	1,828	224,679
Parker-Hannifin	514	481,022
QXO *	91,262	2,024,191
Saia *	688	230,391
SiteOne Landscape Supply *	482	69,186
Stanley Black & Decker	731	57,500
Trane Technologies	433	182,111
TransDigm Group	9,695	13,840,000
TransUnion	24,784	1,958,432
Uber Technologies *	56,318	4,508,256

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Union Pacific	197	$46,315
United Airlines Holdings *	21,232	2,172,458
United Rentals	7,929	6,200,954
Veralto	23,173	2,293,664
Verisk Analytics, Cl A	4,690	1,019,887
Vertiv Holdings, Cl A	1,175	218,762
Waste Connections	664	111,286
Waste Management	676	150,234
Westinghouse Air Brake
Technologies	10,566	2,431,659
WW Grainger	180	194,389
Xylem	364	50,185
		94,685,203
INFORMATION TECHNOLOGY — 31.3%
Accenture, Cl A	2,602	685,991
Adobe *	666	195,304
Advanced Micro Devices *	16,744	3,963,807
Amphenol, Cl A	46,893	6,756,343
Analog Devices	28,809	8,956,142
Apple	146,977	38,137,592
Applied Materials	18,218	5,872,026
AppLovin, Cl A *	835	395,047
Arista Networks *	3,048	432,024
Autodesk *	250	63,217
Broadcom	54,814	18,159,878
CDW	448	56,623
Cisco Systems	8,173	640,109
Crowdstrike Holdings, Cl A *	611	269,698
Dell Technologies, Cl C	25,838	2,956,901
Descartes Systems Group *	1,735	129,709
Fair Isaac *	28	40,969
First Solar *	344	77,579
Flex *	44,229	2,788,196
Fortinet *	2,243	182,266
HubSpot *	70	19,600
Intel *	12,129	563,635
International Business Machines	479	146,909
Intuit	9,605	4,792,127
Keysight Technologies *	12,247	2,649,393
KLA	640	913,882
Lam Research	4,966	1,159,362
Microchip Technology	55,017	4,176,891
Micron Technology	21,649	8,981,737
Microsoft	89,190	38,377,565
Monolithic Power Systems	446	501,371
NVIDIA	223,703	42,756,354
NXP Semiconductors	20,454	4,625,468
Oracle	49,831	8,201,186
Palantir Technologies, Cl A *	1,020	149,522
Palo Alto Networks *	1,958	346,507
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
PTC *	214	$33,412
QUALCOMM	558	84,587
Salesforce	1,729	367,050
Sandisk *	993	572,216
SAP ADR	16,797	3,376,869
Seagate Technology Holdings	1,258	512,874
ServiceNow *	23,983	2,806,251
Snowflake, Cl A *	12,007	2,313,749
Synopsys *	122	56,744
Taiwan Semiconductor Manufacturing ADR	32,687	10,805,015
TE Connectivity	1,715	382,068
Teradyne	942	227,069
Trimble *	17,958	1,213,961
Tyler Technologies *	4,965	1,834,071
Western Digital	2,376	594,547
Workday, Cl A *	257	45,137
		234,346,550
MATERIALS — 5.3%
Agnico Eagle Mines	186	35,433
Ball	1,491	84,793
CF Industries Holdings	496	46,242
Corteva	1,323	96,314
CRH	59,902	7,332,604
Dow	598	16,475
Ecolab	640	180,474
Franco-Nevada	915	214,439
Freeport-McMoRan	58,692	3,535,019
International Paper	3,224	129,992
Kinross Gold	209,150	6,600,774
Linde	21,552	9,848,617
Martin Marietta Materials	3,144	2,049,731
Mosaic	1,034	28,435
Newmont	39,511	4,439,061
Packaging Corp of America	250	55,638
Reliance	8,235	2,713,432
RPM International	105	11,231
Sherwin-Williams	562	199,308
Steel Dynamics	11,623	2,087,142
West Fraser Timber	1,162	79,434
		39,784,588
REAL ESTATE — 0.8%
American Tower ‡	22,491	4,032,187
AvalonBay Communities ‡	421	74,799
BXP ‡	604	39,061
CBRE Group, Cl A *	981	167,094
CoStar Group *	259	15,929
CubeSmart ‡	1,646	61,774
Equinix ‡	338	277,474
Equity LifeStyle Properties ‡	244	15,413
Essex Property Trust ‡	305	76,820

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Kimco Realty ‡	2,280	$48,062
Prologis ‡	2,527	329,925
Public Storage ‡	410	113,238
Regency Centers ‡	653	47,584
Rexford Industrial Realty ‡	4,391	177,967
Simon Property Group ‡	515	98,525
Sun Communities ‡	307	39,121
Welltower ‡	1,610	303,260
		5,918,233
UTILITIES — 2.0%
Alliant Energy	4,334	285,654
Atmos Energy	920	153,033
CenterPoint Energy	63,949	2,538,136
CMS Energy	1,351	96,583
Consolidated Edison	2,089	222,750
Constellation Energy	506	142,024
Entergy	38,763	3,716,984
Exelon	1,055	47,243
FirstEnergy	115,300	5,458,302
NextEra Energy	6,275	551,572
NRG Energy	8,950	1,366,038
PG&E	15,701	242,109
Sempra	3,185	277,127
Southern	2,350	209,879
		15,307,434

Total Common Stock
(Cost $505,182,639)		742,369,619

SHORT-TERM INVESTMENT — 0.0%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.620%, (B)
(Cost $4,727)	4,727	$4,727
Total Short-Term Investment
(Cost $4,727)		4,727
Total Investments in Securities— 98.7%
(Cost $505,187,366)		$742,374,346

Percentages are based on Net Assets of $752,431,056.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $4,406.
(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2026, was $4,727.

ADR — American Depositary Receipt

Cl — Class

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%
	Shares	Value
AUSTRALIA — 0.2%
Materials — 0.2%
Sandfire Resources *	367,531	$5,017,119

AUSTRIA — 0.6%
Financials — 0.6%
Erste Group Bank	106,759	13,930,033

BELGIUM — 0.9%
Consumer Staples — 0.6%
Anheuser-Busch InBev	178,217	12,875,193

Materials — 0.3%
Syensqo	85,856	7,252,213

		20,127,406
BERMUDA — 1.0%
Financials — 1.0%
Arch Capital Group *	230,607	22,147,496

BRAZIL — 1.8%
Consumer Discretionary — 0.2%
C&A MODAS	145,000	331,790
Cogna Educacao	1,295,690	1,128,505
Cyrela Brazil Realty Empreendimentos e Participacoes	128,400	732,306
Direcional Engenharia	351,700	940,455
Vibra Energia	85,600	468,584
		3,601,640
Financials — 1.0%
NU Holdings, Cl A *	1,241,677	22,039,767
Pagseguro Digital, Cl A	170,511	1,918,248
		23,958,015
Industrials — 0.2%
Localiza Rent a Car	365,286	3,379,674
Movida Participacoes	236,500	561,939
		3,941,613
Materials — 0.4%
Gerdau ADR	459,128	1,960,477
Suzano	473,100	4,453,992
Vale ADR, Cl B	125,053	2,009,602
		8,424,071
COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	37,600	$366,050

		40,291,389
CANADA — 4.4%
Consumer Discretionary — 0.4%
Dollarama	39,672	5,375,928
Gildan Activewear	51,800	3,384,223
		8,760,151
Energy — 0.3%
ARC Resources	281,000	5,243,784
Gibson Energy, Cl Common Subs. Receipt	120,400	2,383,727
		7,627,511
Industrials — 2.5%
Canadian Pacific Kansas City (CAD)	216,673	16,195,873
Canadian Pacific Kansas City (USD)	293,838	21,843,917
Stantec	68,500	6,825,972
Waste Connections	72,231	12,105,915
		56,971,677
Information Technology — 1.0%
Shopify, Cl A *	119,445	15,674,768
Shopify, Cl A *	58,600	7,731,833
		23,406,601
Materials — 0.2%
Barrick Mining	78,152	3,592,054

		100,357,994
CHILE — 0.1%
Consumer Discretionary — 0.0%
Falabella	125,274	984,505

Industrials — 0.1%
Latam Airlines Group	36,393,422	1,195,217

		2,179,722
CHINA — 6.7%
Communication Services — 3.4%
G-bits Network Technology Xiamen, Cl A	24,600	1,608,488
Giant Network Group, Cl A	255,500	1,615,111
Kuaishou Technology, Cl B	44,400	453,779
Perfect World, Cl A	386,100	1,045,746
Tencent Holdings	914,792	70,334,175
Tencent Music Entertainment Group ADR	70,902	1,189,736

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Communication Services— continued
Weibo ADR	108,122	$1,143,931
		77,390,966
Consumer Discretionary — 1.1%
Alibaba Group Holding ADR	46,146	7,824,516
Atour Lifestyle Holdings ADR	25,611	915,337
Haier Smart Home, Cl A	410,800	1,354,709
Pop Mart International Group	88,400	2,527,828
Yum China Holdings	270,464	13,366,331
		25,988,721
Consumer Staples — 0.2%
Guangdong Haid Group, Cl A	154,295	1,144,437
JD Health International *	203,500	1,637,790
Kweichow Moutai, Cl A	11,500	2,318,296
		5,100,523
Financials — 1.2%
China Construction Bank, Cl H	7,690,921	7,768,143
China Galaxy Securities, Cl H	1,330,500	1,789,669
China International Capital, Cl H	224,000	607,267
China Life Insurance, Cl H	806,000	3,587,995
New China Life Insurance, Cl H	282,000	2,293,769
People's Insurance Group of China, Cl H	2,171,000	1,888,332
PICC Property & Casualty, Cl H	566,000	1,172,092
Ping An Insurance Group of China, Cl H	649,500	6,026,192
Qifu Technology ADR	69,028	1,073,385
		26,206,844
Health Care — 0.1%
Sinopharm Group, Cl H	690,000	1,841,654

Industrials — 0.2%
China Railway Group, Cl H	2,038,000	1,176,439
COSCO SHIPPING Holdings, Cl H	906,700	1,593,527
Harbin Electric, Cl H	408,000	1,036,706
Yutong Bus, Cl A	415,400	1,848,607
		5,655,279
Materials — 0.5%
Asia - Potash International Investment Guangzhou, Cl A *	106,500	859,114
China Hongqiao Group	846,500	3,872,803
China Lumena New Materials *(A)	15,350	—
Jiangxi Copper, Cl H	203,000	1,213,132
Zhejiang NHU, Cl A	615,379	2,469,040
Zijin Mining Group, Cl H	372,000	1,940,213
		10,354,302
		152,538,289
COMMON STOCK — continued
	Shares	Value
COLUMBIA — 0.0%
Financials — 0.0%
Grupo Cibest ADR	5,608	$457,893

DENMARK — 0.2%
Health Care — 0.2%
Ascendis Pharma ADR *	17,314	3,914,695

FRANCE — 8.8%
Consumer Discretionary — 1.9%
Hermes International	2,026	4,892,258
Kering	107,710	33,746,806
LVMH Moet Hennessy Louis Vuitton	8,643	5,598,491
		44,237,555
Consumer Staples — 0.6%
Danone	55,253	4,345,346
L'Oreal	21,985	10,137,460
		14,482,806
Energy — 0.4%
Gaztransport Et Technigaz	36,011	7,786,692

Financials — 1.7%
AXA	76,956	3,521,872
BNP Paribas	174,253	18,910,851
Societe Generale	180,024	15,832,706
Worldline *(B)	547,763	931,203
		39,196,632
Health Care — 0.3%
Abivax *	14,398	1,619,289
Ipsen	28,951	4,746,768
		6,366,057
Industrials — 2.8%
Alstom *	950,775	30,466,974
Cie de Saint-Gobain	179,307	17,762,868
Elis	135,481	3,947,904
Rexel	188,917	7,945,429
Schneider Electric	11,624	3,344,727
		63,467,902
Information Technology — 0.8%
Capgemini	87,336	13,619,396
Dassault Systemes	134,552	3,714,269
		17,333,665
Materials — 0.3%
Air Liquide	40,332	7,580,097

		200,451,406

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — 9.7%
Communication Services — 1.8%
Deutsche Telekom	1,101,008	$37,082,127
Scout24	43,785	4,375,123
		41,457,250
Financials — 1.3%
Deutsche Bank	193,042	7,645,317
Deutsche Boerse	53,110	13,497,641
Hannover Rueck	30,467	8,645,819
		29,788,777
Industrials — 3.4%
Daimler Truck Holding	82,858	4,026,469
Siemens Energy *	421,645	72,100,814
		76,127,283
Information Technology — 2.7%
Infineon Technologies	374,887	18,391,972
Nemetschek	78,972	6,925,192
SAP	178,577	35,803,605
		61,120,769
Materials — 0.3%
LANXESS	346,433	7,181,688

Utilities — 0.2%
E.ON	216,315	4,604,672
RWE	1,067	68,005
		4,672,677
		220,348,444
GREECE — 0.6%
Consumer Discretionary — 0.0%
FF Group *(A)	8,921	—

Financials — 0.6%
National Bank of Greece	723,101	12,812,308
Piraeus Bank	48,550	491,519
		13,303,827
Utilities — 0.0%
Public Power	32,336	767,073

		14,070,900
HONG KONG — 1.4%
Consumer Discretionary — 0.1%
Geely Automobile Holdings	637,000	1,311,663

Consumer Staples — 0.0%
WH Group	75,534	89,165

Financials — 1.2%
AIA Group	1,594,000	18,396,399
COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Financials— continued
Prudential	619,135	$10,198,432
		28,594,831
Information Technology — 0.1%
Lenovo Group	1,122,000	1,264,561

		31,260,220
HUNGARY — 0.1%
Industrials — 0.1%
Wizz Air Holdings *(B)	105,526	2,052,551

INDIA — 2.9%
Communication Services — 0.0%
Bharti Airtel	54,069	1,159,616

Consumer Discretionary — 0.3%
Cartrade Tech *	28,308	816,470
Eicher Motors	13,094	1,014,800
Mahindra & Mahindra	56,625	2,114,362
Maruti Suzuki India	8,432	1,339,578
TVS Motor	38,645	1,546,934
		6,832,144
Consumer Staples — 0.1%
Radico Khaitan	12,043	370,379
Varun Beverages	489,006	2,504,849
		2,875,228
Energy — 0.1%
Bharat Petroleum	364,156	1,443,715

Financials — 1.6%
Bank of Baroda	335,498	1,093,330
Bank of India	957,684	1,710,990
BSE	32,148	977,807
Canara Bank	1,331,344	2,136,803
HDFC Bank ADR	114,598	3,710,683
ICICI Bank ADR	600,334	17,583,783
IIFL Finance	104,469	601,617
LIC Housing Finance	198,063	1,134,699
Muthoot Finance	61,714	2,571,679
REC	645,913	2,560,301
South Indian Bank	3,104,948	1,269,813
		35,351,505
Industrials — 0.1%
Cummins India	28,074	1,256,352
Gujarat Pipavav Port	336,771	612,064
Polycab India	15,921	1,217,012
		3,085,428

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Information Technology — 0.2%
Infosys ADR (B)	131,497	$2,311,717
Persistent Systems	23,294	1,531,645
Tech Mahindra	24,940	473,213
		4,316,575
Materials — 0.5%
APL Apollo Tubes	117,177	2,605,772
Chambal Fertilisers and Chemicals	159,448	765,511
Hindalco Industries	172,361	1,794,159
National Aluminium	524,619	2,186,013
Paradeep Phosphates	480,037	726,169
Vedanta	322,578	2,385,721
		10,463,345
		65,527,556
INDONESIA — 0.3%
Consumer Staples — 0.0%
Indofood Sukses Makmur	1,000,600	406,335

Financials — 0.2%
Bank Central Asia	7,563,300	3,341,840

Industrials — 0.1%
Astra International	5,476,900	2,076,683

Utilities — 0.0%
Perusahaan Gas Negara Persero	5,956,700	754,088

		6,578,946
IRELAND — 3.4%
Consumer Discretionary — 0.1%
PDD Holdings ADR *	27,394	2,768,164

Financials — 1.1%
AIB Group	1,173,874	13,169,385
Aon, Cl A	35,693	12,479,701
		25,649,086
Health Care — 0.8%
Medtronic	184,823	19,029,376

Industrials — 0.8%
Experian	294,837	11,198,704
Ryanair Holdings	201,711	6,870,802
		18,069,506
COMMON STOCK — continued
	Shares	Value
IRELAND — continued
Materials — 0.6%
Smurfit WestRock	293,398	$12,214,159

		77,730,291
ISRAEL — 0.5%
Information Technology — 0.5%
Monday.com *	49,371	5,665,322
Nice ADR *(B)	28,709	3,054,925
Wix.com *	30,469	2,645,928
		11,366,175
		11,366,175
ITALY — 1.6%
Consumer Discretionary — 0.6%
Ferrari	22,812	7,636,482
PRADA	1,044,900	5,343,563
		12,980,045
Financials — 0.7%
Generali	7,580	310,314
UniCredit	194,867	17,043,563
		17,353,877
Utilities — 0.3%
Enel	583,502	6,470,271

		36,804,193
JAPAN — 8.6%
Communication Services — 1.6%
KDDI	472,200	7,998,455
Nintendo	469,700	29,180,712
		37,179,167
Financials — 1.2%
Sompo Holdings	598,200	20,695,507
Sumitomo Mitsui Financial Group	173,900	6,139,455
		26,834,962
Health Care — 0.7%
Hoya	95,700	16,106,275

Industrials — 3.2%
FANUC	492,800	19,852,325
Kajima	182,200	7,457,081
Komatsu	125,300	4,811,430
Mitsubishi Electric	450,800	14,138,548
Obayashi	179,500	4,065,045
SMC	41,200	16,069,298
TOPPAN Holdings	226,900	7,031,604
		73,425,331
Information Technology — 1.8%
Keyence	25,300	9,311,655

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Information Technology— continued
Murata Manufacturing	41,900	$853,981
Renesas Electronics	1,832,500	30,564,899
		40,730,535
Materials — 0.1%
Toyo Seikan Group Holdings	102,900	2,590,116

		196,866,386
JERSEY — 0.1%
Financials — 0.1%
CVC Capital Partners	91,198	1,626,178

MALAYSIA — 0.1%
Industrials — 0.1%
Zetrix Ai	7,867,400	1,607,203

Materials — 0.0%
Press Metal Aluminium Holdings	395,600	758,338

		2,365,541
MEXICO — 0.4%
Consumer Discretionary — 0.0%
Alsea	127,900	393,056

Consumer Staples — 0.1%
Arca Continental	138,900	1,576,207

Financials — 0.2%
Gentera	669,600	1,874,818
Grupo Financiero Banorte, Cl O	210,300	2,388,500
		4,263,318
Materials — 0.1%
Grupo Mexico	216,600	2,407,735
		8,640,316
NETHERLANDS — 7.5%
Communication Services — 0.3%
Universal Music Group	244,886	6,025,810

Consumer Staples — 0.6%
Heineken	162,728	13,481,926
JBS *	99,281	1,568,987
		15,050,913
Financials — 1.2%
Adyen *	13,145	19,562,788
ASR Nederland	34,995	2,550,942
COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Financials— continued
ING Groep	220,284	$6,519,971
		28,633,701
Health Care — 0.7%
Koninklijke Philips	545,587	15,723,882

Information Technology — 4.3%
ASM International	24,501	20,651,497
ASML Holding	24,405	35,121,564
ASML Holding, Cl G	29,596	42,115,108
		97,888,169
Materials — 0.4%
Akzo Nobel	124,379	8,745,301

		172,067,776
NEW ZEALAND — 0.1%
Health Care — 0.1%
Fisher & Paykel Healthcare	118,728	2,786,320

POLAND — 0.1%
Consumer Discretionary — 0.0%
LPP	83	460,528

Financials — 0.1%
Powszechny Zaklad Ubezpieczen	104,607	2,067,974

		2,528,502
QATAR — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	232,327	913,575

RUSSIA — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	55,964	—

SINGAPORE — 3.6%
Communication Services — 0.0%
JOYY ADR	14,761	949,870

Consumer Discretionary — 1.8%
Sea ADR *	258,472	30,109,403
Trip.com Group	174,700	10,725,621
		40,835,024

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — continued
Financials — 0.4%
United Overseas Bank	302,700	$9,145,411

Information Technology — 1.4%
Seagate Technology Holdings	77,032	31,405,176

		82,335,481
SOUTH AFRICA — 0.4%
Communication Services — 0.0%
MTN Group Limited	43,320	484,537

Materials — 0.4%
Gold Fields	83,491	4,158,950
Impala Platinum Holdings	203,289	3,816,620
		7,975,570
		8,460,107
SOUTH KOREA — 4.6%
Communication Services — 0.1%
KT	26,647	1,054,252
LG Uplus	76,888	854,199
		1,908,451
Consumer Discretionary — 0.4%
Hankook Tire & Technology	15,126	669,005
Hyundai Mobis	5,889	1,840,059
Hyundai Motor	11,102	3,864,669
Kia	26,561	2,826,176
Youngone	14,225	898,512
		10,098,421
Energy — 0.1%
HD Hyundai	7,656	1,242,476

Financials — 0.4%
DB Insurance	10,093	996,476
Hana Financial Group	36,808	2,557,496
KIWOOM Securities	3,993	1,227,366
Samsung Securities	16,837	1,056,828
Shinhan Financial Group	34,495	2,016,017
Woori Financial Group	85,100	1,780,196
		9,634,379
Industrials — 0.2%
GS Holdings	12,303	586,002
Hanwha	24,068	1,910,878
HD Korea Shipbuilding & Offshore Engineering	3,343	957,548
Hyosung Heavy Industries	689	1,235,763
LX International	23,830	632,556
		5,322,747
Information Technology — 3.3%
BH *	32,122	406,372
COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Information Technology— continued
LG Innotek	5,063	$859,706
Samsung Electronics GDR	3,662	10,081,196
Samsung Electronics	279,565	30,884,882
SK Hynix	51,689	32,273,447
		74,505,603
Utilities — 0.1%
Korea Electric Power	46,228	1,864,519

		104,576,596
SPAIN — 0.4%
Consumer Discretionary — 0.3%
Industria de Diseno Textil	117,956	7,703,287

Utilities — 0.1%
Iberdrola	90,961	2,052,481
Iberdrola (B)	90,961	27,713
		2,080,194
		9,783,481

SWEDEN — 2.6%
Communication Services — 1.2%
Spotify Technology *	56,677	28,358,337

Consumer Discretionary — 0.3%
Electrolux, Cl B *	874,425	7,107,338

Industrials — 0.7%
Atlas Copco, Cl A	723,914	15,021,873

Information Technology — 0.4%
Hexagon, Cl B	791,896	8,984,384

		59,471,932
SWITZERLAND — 2.2%
Consumer Staples — 0.0%
Nestle	375	35,924

Financials — 1.0%
UBS Group	499,332	23,718,136

Health Care — 0.5%
Alcon	102,739	8,348,334
Galderma Group	17,311	3,239,324
		11,587,658
Industrials — 0.7%
ABB	171,922	14,859,823

		50,201,541

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 7.2%
Consumer Discretionary — 0.0%
Pou Chen	600,000	$579,950

Industrials — 0.1%
Eva Airways	1,159,000	1,371,836
Evergreen Marine Taiwan	153,000	903,649
		2,275,485
Information Technology — 7.1%
Accton Technology	74,000	2,587,281
ADATA Technology	158,000	1,788,265
Asia Vital Components	35,087	1,594,090
ASPEED Technology	6,772	1,893,830
Chroma ATE	46,000	1,412,495
Delta Electronics	69,000	2,633,202
Elite Material	25,000	1,356,064
Global Unichip	11,000	902,519
Gold Circuit Electronics	119,000	2,598,608
Hon Hai Precision Industry	606,000	4,188,927
King Slide Works	5,000	492,225
King Yuan Electronics	137,000	1,269,328
MPI	12,000	948,347
Taiwan Semiconductor Manufacturing	1,572,000	86,925,213
Taiwan Semiconductor Manufacturing ADR	143,603	47,469,408
Taiwan Surface Mounting Technology	162,000	472,570
Wistron	404,000	1,653,329
Wiwynn	18,000	2,017,658
		162,203,359
		165,058,794
THAILAND — 0.1%
Consumer Discretionary — 0.0%
Com7, Cl F	1,343,400	933,353

Consumer Staples — 0.1%
CP ALL	1,097,600	1,513,208

Real Estate — 0.0%
Sansiri	4,163,200	181,471

		2,628,032
TÜRKIYE — 0.2%
Consumer Discretionary — 0.0%
Dogus Otomotiv Servis ve Ticaret	151,835	801,662
COMMON STOCK — continued
	Shares	Value
TÜRKIYE — continued
Consumer Staples — 0.0%
Ulker Biskuvi Sanayi	320,286	$999,201

Industrials — 0.1%
Anadolu Grubu Holding	697,997	561,311
Turk Hava Yollari AO	154,782	1,082,506
		1,643,817
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	2,749,475	1,616,251

		5,060,931
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.0%
Emirates Telecommunications Group PJSC	71,452	383,267

Financials — 0.1%
Emirates NBD Bank PJSC	134,238	1,136,842

Real Estate — 0.1%
Emaar Properties PJSC	549,740	2,248,726

		3,768,835
UNITED KINGDOM — 11.5%
Communication Services — 0.2%
Zegona Communications	167,694	3,626,515

Consumer Discretionary — 1.7%
Berkeley Group Holdings	106,373	6,027,082
Compass Group	151,647	4,560,163
InterContinental Hotels Group	42,600	5,755,273
SSP Group	6,788,216	17,045,061
WH Smith	651,349	6,033,246
		39,420,825
Consumer Staples — 1.3%
Diageo	620,662	14,322,325
Unilever	222,511	15,180,429
		29,502,754
Energy — 0.6%
BP	2,301,330	14,633,308
Shell (EUR)	1,553	60,050
Shell (GBP)	1,668	64,300
		14,757,658
Financials — 3.4%
3i Group	628,554	28,957,525
Barclays	3,482,746	23,310,335
Lloyds Banking Group	3,101,841	4,644,887

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Financials— continued
NatWest Group	1,218,612	$11,139,046
Standard Chartered	334,642	8,586,701
		76,638,494
Health Care — 0.8%
Smith & Nephew	1,040,854	17,790,113

Industrials — 1.3%
Ashtead Group	155,102	10,013,882
RELX (EUR)	358,316	12,844,633
Smiths Group	114,103	3,929,676
Weir Group	84,550	3,745,112
		30,533,303
Information Technology — 0.5%
Halma	79,231	3,859,106
Sage Group	496,651	6,531,251
		10,390,357
Materials — 0.7%
Linde	35,288	16,125,557
Rio Tinto	535	48,950
		16,174,507
Real Estate — 0.4%
Segro ‡	816,337	8,529,313

Utilities — 0.6%
National Grid	825,526	14,065,298

		261,429,137
UNITED STATES — 2.0%
Consumer Discretionary — 0.9%
Carnival *	505,501	15,175,140
Coupang, Cl A *	277,773	5,599,904
		20,775,044
Financials — 0.1%
Eurobank	542,380	2,660,225

Industrials — 0.9%
Ferguson Enterprises	80,530	20,330,604

Materials — 0.1%
Anglogold Ashanti	23,112	2,098,594

		45,864,467
COMMON STOCK — continued
	Shares	Value
URUGUAY — 0.3%
Consumer Discretionary — 0.3%
MercadoLibre *	2,688	$5,773,260

Total Common Stock
(Cost $1,579,916,692)		2,219,359,906

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Consumer Discretionary — 0.0%
Cyrela Brazil Realty Empreendimentos e Participacoes* (C)	24,342	130,836
Industrials — 0.0%
Localiza Rent a Car* (C)	14,049	125,613
		256,449

Total Preferred Stock
(Cost $195,546)		256,449

SHORT-TERM INVESTMENT — 0.4%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.620%, (D)
(Cost $8,368,428)	8,368,428	$8,368,428
Total Short-Term Investment
(Cost $8,368,428)		8,368,428
Total Investments in Securities— 97.8%
(Cost $1,588,480,666)		$2,227,984,783

Percentages are based on Net Assets of $2,278,210,102.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2026 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $7,993,978.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2026, was $8,368,428.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

QPSC — Qatari Joint-Stock Company

USD — U.S. Dollar

Amounts designated as “–” are $0 or have been round to $0.

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 88.0%

	Shares	Value
AUSTRALIA — 4.6%
Consumer Staples — 0.1%
Inghams Group	93,796	$164,010

Financials — 0.5%
Helia Group	16,861	68,589
Steadfast Group	149,845	545,936
		614,525
Health Care — 0.4%
Ansell	21,126	481,861
Regis Healthcare	14,682	69,253
		551,114
Industrials — 1.0%
Emeco Holdings *	112,469	103,439
Mader Group	7,063	40,623
Monadelphous Group	41,327	894,566
Service Stream	60,900	97,103
Virgin Australia Holdings *	33,619	73,458
		1,209,189
Information Technology — 0.3%
Bravura Solutions	33,797	48,238
IRESS	14,491	82,077
Technology One	11,520	202,338
		332,653
Materials — 2.3%
Catalyst Metals *	33,634	191,905
Greatland Resources *	4,334	36,792
Hillgrove Resources *	1,146,098	43,633
Metals X *	386,933	347,460
Orora	134,497	192,138
Perenti	363,291	703,594
Perseus Mining	210,877	817,090
Ramelius Resources	143,352	444,160
Westgold Resources	11,005	52,829
		2,829,601
		5,701,092
AUSTRIA — 1.5%
Financials — 1.2%
BAWAG Group	5,115	835,109
Vienna Insurance Group Wiener Versicherung Gruppe	7,359	580,548
		1,415,657
Industrials — 0.3%
ANDRITZ	879	76,332
Palfinger	3,776	162,844
Porr Ag	4,460	184,097
		423,273
		1,838,930
COMMON STOCK — continued
	Shares	Value
BELGIUM — 1.2%
Industrials — 0.6%
Ackermans & van Haaren	568	$168,664
Azelis Group	21,450	213,181
Deme Group	1,628	325,704
		707,549
Information Technology — 0.1%
Barco	9,537	131,398

Materials — 0.5%
Titan	9,243	622,471
		1,461,418
BERMUDA — 0.7%
Financials — 0.7%
Lancashire Holdings	96,132	814,182

BRAZIL — 0.5%
Consumer Discretionary — 0.0%
C&A MODAS	15,900	36,382

Industrials — 0.1%
Marcopolo	73,810	85,151

Utilities — 0.4%
Cia De Sanena Do Parana	59,400	527,113
		648,646
CANADA — 7.1%
Communication Services — 0.3%
Cogeco	1,644	81,074
Quebecor, Cl B	6,963	255,402
		336,476
Consumer Discretionary — 0.6%
Aritzia *	6,144	486,974
Linamar	4,724	301,130
		788,104
Energy — 1.8%
Parex Resources	28,733	428,613
PrairieSky Royalty	60,600	1,326,429
Precision Drilling *	1,240	99,445
Secure Waste Infrastructure	7,467	96,884
Strathcona Resources	3,052	58,599
Total Energy Services	20,794	253,217
		2,263,187
Financials — 0.7%
AGF Management, Cl B	3,434	46,027
Definity Financial	3,122	153,639

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Financials— continued
Onex	7,100	$608,309
		807,975
Health Care — 0.5%
Extendicare, Cl Trust Units	36,294	621,539

Industrials — 0.7%
Finning International	8,367	527,606
MDA Space *	9,713	275,650
		803,256
Information Technology — 0.1%
Docebo *	3,262	64,149

Materials — 1.9%
B2Gold	20,440	100,075
Capstone Copper *	12,793	142,559
Cascades	23,881	225,557
Fortuna Mining *	16,979	167,013
Hudbay Minerals	20,083	478,290
IAMGOLD *	6,663	121,584
Major Drilling Group International, Cl Common Subs. Receipt *	16,600	183,144
OceanaGold	10,232	333,372
Silvercorp Metals	8,864	89,743
Torex Gold Resources	5,901	285,605
Transcontinental, Cl Common Subs. Receipt	10,257	174,971
Wesdome Gold Mines *	5,862	96,491
		2,398,404
Real Estate — 0.5%
Colliers International Group	1,920	263,808
Primaris REIT ‡	27,675	338,235
		602,043
		8,685,133
CAYMAN ISLANDS — 0.1%
Financials — 0.1%
StoneCo, Cl A *	3,286	53,036

Materials — 0.0%
Jinan Acetate Chemical	26,000	40,295

		93,331
CHINA — 1.6%
Communication Services — 0.3%
Meitu	62,500	61,756
Newborn Town *	166,000	244,181
XD	8,800	96,671
		402,608
COMMON STOCK — continued
	Shares	Value
CHINA — continued
Consumer Discretionary — 0.5%
Atour Lifestyle Holdings ADR	4,670	$166,906
Chervon Holdings	74,900	231,518
JNBY Design	85,000	210,217
		608,641
Consumer Staples — 0.0%
Star Lake Bioscience Zhaoqing Guangdong, Cl A	64,300	68,706

Financials — 0.2%
FinVolution Group ADR	28,903	148,272
ZhongAn Online P&C Insurance, Cl H *(A)	26,800	57,143
		205,415
Industrials — 0.1%
Lonking Holdings	214,000	87,809

Materials — 0.3%
Fufeng Group	376,000	406,996

Real Estate — 0.2%
Country Garden Services Holdings	92,000	76,096
Greentown Service Group	130,000	75,610
Onewo, Cl H	33,800	84,738
		236,444
		2,016,619
COLOMBIA — 0.2%
Financials — 0.2%
Grupo de Inversiones Suramericana	11,403	198,505

DENMARK — 0.9%
Financials — 0.1%
Jyske Bank	639	93,334

Health Care — 0.5%
ALK-Abello *	18,905	626,996

Industrials — 0.3%
D/S Norden	2,467	111,846
Per Aarsleff Holding	2,262	323,758
		435,604
		1,155,934

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINLAND — 1.0%
Consumer Discretionary — 0.0%
Puuilo	3,836	$56,189

Industrials — 0.5%
Metso	32,957	646,674

Materials — 0.5%
Huhtamaki	15,840	557,920
		1,260,783
FRANCE — 3.0%
Consumer Discretionary — 0.2%
Valeo	13,853	194,179

Energy — 1.0%
Etablissements Maurel et Prom	8,351	65,491
Gaztransport Et Technigaz	2,031	439,165
Technip Energies	17,640	693,812
		1,198,468
Financials — 0.1%
Pluxee	6,544	87,010

Industrials — 0.0%
Elis	2,431	70,839

Information Technology — 1.2%
Alten	14,497	1,426,317
Vusion	444	69,372
		1,495,689
Real Estate — 0.1%
Carmila, Strike Price 866859 ‡	6,889	133,789

Utilities — 0.4%
Rubis SCA	11,578	470,532
		3,650,506
GERMANY — 3.0%
Communication Services — 0.5%
CTS Eventim & KGaA	6,579	554,914
Springer Nature & KGaA	5,506	115,073
		669,987
Consumer Discretionary — 0.1%
HUGO BOSS	1,053	43,820
TUI *	13,511	144,578
		188,398
Energy — 0.1%
Friedrich Vorwerk Group	895	96,495
COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Industrials — 0.5%
Cewe Stiftung & KGAA	383	$46,041
KION Group	820	58,131
Krones	1,569	253,400
MBB	922	238,597
		596,169
Information Technology — 1.1%
Atoss Software	3,260	377,076
Bechtle	14,521	755,389
IONOS Group *	6,895	223,103
		1,355,568
Materials — 0.1%
thyssenkrupp	6,856	91,727

Real Estate — 0.6%
TAG Immobilien	43,022	732,534
		3,730,878
GREECE — 0.1%
Industrials — 0.1%
Global Ship Lease, Cl A	3,543	133,004

HONG KONG — 1.2%
Consumer Discretionary — 0.1%
TCL Electronics Holdings	40,000	61,511
Yue Yuen Industrial Holdings	30,500	68,045
		129,556
Consumer Staples — 0.3%
China Foods	334,000	185,072
First Pacific	290,000	226,979
		412,051
Financials — 0.7%
Bank of East Asia	259,200	495,251
Dah Sing Banking Group	60,400	86,064
Dah Sing Financial Holdings	48,000	232,186
		813,501
Real Estate — 0.1%
China Overseas Property Holdings	115,000	64,044
		1,419,152
HUNGARY — 0.5%
Communication Services — 0.5%
Magyar Telekom Telecommunications	95,405	595,006

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA — 3.1%
Communication Services — 0.1%
Tips Music	18,637	$110,391

Consumer Staples — 0.2%
Avanti Feeds	13,011	112,911
Kaveri Seed	17,413	178,167
		291,078
Financials — 0.6%
Karur Vysya Bank	74,789	245,296
Motilal Oswal Financial Services	7,251	59,494
Multi Commodity Exchange of India	5,329	146,783
South Indian Bank	576,908	235,935
		687,508
Health Care — 0.7%
Acutaas Chemicals	3,216	66,991
Ajanta Pharma	6,504	196,850
Indegene	26,511	139,175
Sai Life Sciences *	50,931	463,078
		866,094
Industrials — 0.9%
BLS International Services	17,909	50,205
eClerx Services	4,140	209,584
Force Motors	1,807	377,098
Nava	62,716	385,203
Shipping Corp of India	30,808	75,586
		1,097,676
Information Technology — 0.1%
Coforge	2,295	41,301
Hexaware Technologies	8,824	66,945
Websol Energy System *	53,674	47,568
		155,814
Materials — 0.4%
Epigral	5,794	65,768
Godawari Power and Ispat	79,350	214,338
Gulf Oil Lubricants India	4,381	51,950
National Aluminium	28,093	117,060
		449,116
Real Estate — 0.1%
Mindspace Business Parks REIT ‡	14,034	76,083
NESCO	5,395	66,925
		143,008
Utilities — 0.0%
PTC India	36,375	68,295
		3,868,980
COMMON STOCK — continued
	Shares	Value
INDONESIA — 0.5%
Consumer Staples — 0.3%
Dharma Satya Nusantara	651,600	$53,378
Japfa Comfeed Indonesia	881,500	145,656
Perusahaan Perkebunan London Sumatra Indonesia	427,400	29,565
Triputra Agro Persada	1,157,100	103,233
		331,832
Energy — 0.1%
Adaro Andalan Indonesia	172,600	78,374
Elnusa	1,529,500	62,904
		141,278
Materials — 0.0%
Aneka Tambang	161,400	39,734

Real Estate — 0.1%
Pakuwon Jati	5,404,800	115,937
		628,781
ISRAEL — 1.3%
Consumer Discretionary — 0.1%
Global-e Online, Cl E *	3,529	128,985

Consumer Staples — 0.2%
Oddity Tech, Cl A *	6,275	206,071

Energy — 0.0%
Delek Group	156	44,033

Financials — 0.1%
Harel Insurance Investments & Financial Services	1,951	89,757

Industrials — 0.2%
El Al Israel Airlines	32,784	185,955
Fiverr International *	2,721	45,577
		231,532
Information Technology — 0.7%
Camtek *(A)	677	99,201
Ituran Location and Control	9,560	426,663
Tower Semiconductor *	2,384	321,196
		847,060
		1,547,438
ITALY — 3.6%
Consumer Discretionary — 0.7%
De' Longhi	16,051	712,147
OVS	18,601	105,521
		817,668

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Consumer Staples — 0.1%
Orsero	4,410	$102,380

Financials — 0.5%
Azimut Holding	13,264	562,359
Credito Emiliano	2,190	40,427
		602,786
Health Care — 0.3%
Amplifon	27,412	443,560

Industrials — 0.9%
Interpump Group	14,915	868,437
TREVI - Finanziaria Industriale *	286,720	238,821
		1,107,258
Information Technology — 0.2%
Reply	510	67,105
Technoprobe *	12,887	240,028
		307,133
Materials — 0.9%
Buzzi	19,058	1,088,752
		4,469,537
JAPAN — 22.8%
Communication Services — 0.3%
DeNA	3,600	59,228
Japan Communications *	103,700	96,109
NexTone *	13,600	149,374
Toei	1,400	51,128
		355,839
Consumer Discretionary — 3.5%
Chiyoda Co.	6,400	45,630
Foster Electric	21,600	389,038
Fujita Kanko	28,000	452,765
Greens	4,400	60,292
Intermestic	13,100	152,376
Joshin Denki	3,700	65,932
JTEKT	15,200	180,061
Mazda Motor	19,500	150,546
McDonald's Holdings Japan	8,800	382,836
Mitsubishi Motors	62,100	153,157
Noritsu Koki	9,100	130,129
Open House Group	3,300	194,807
PIA *	3,700	64,086
Shimamura	9,800	658,975
Stanley Electric	37,000	731,271
Toyoda Gosei	7,600	207,145
Toyota Boshoku	5,200	87,601
COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Consumer Discretionary— continued
Workman	4,700	$193,987
		4,300,634
Consumer Staples — 1.9%
Chubu Shiryo	18,100	212,423
Earth	1,500	47,563
euglena *	35,500	95,978
Ezaki Glico	9,200	331,544
H2O Retailing	7,200	98,916
Lacto Japan	7,800	178,202
Lion	27,800	298,980
Maruha Nichiro	18,600	168,064
San-A, Cl A	30,700	587,151
Showa Sangyo	15,900	324,949
		2,343,770
Energy — 0.0%
Mitsuuroko Group Holdings	2,800	39,513

Financials — 2.5%
77 Bank	3,800	209,371
Credit Saison	5,800	157,096
Hachijuni Nagano Bank	38,000	476,287
Hyakugo Bank	21,200	193,423
Juroku Financial Group	2,100	112,029
Kyoto Financial Group	12,400	300,534
Shizuoka Financial Group	35,800	586,724
Tokyo Century	14,000	195,662
Tokyo Kiraboshi Financial Group	2,900	189,953
TOMONY Holdings	23,800	135,133
Traders Holdings	12,100	76,340
Zenkoku Hosho	19,300	384,959
		3,017,511
Industrials — 7.5%
ALSOK	53,600	416,580
Chiyoda Corp. *	43,600	363,587
Daihen	900	68,081
Daiseki	30,700	692,236
Glory	40,800	1,066,196
grems	5,000	78,028
Hamakyorex	5,900	70,211
Hoshizaki	20,700	684,589
Japan Elevator Service Holdings	25,500	269,362
Kamigumi	21,100	740,805
MEITEC Group Holdings	50,000	1,122,069
MISUMI Group	35,800	593,703
Nankai Electric Railway	8,700	161,626
NGK Insulators	15,900	382,167
Nishi-Nippon Railroad	17,700	327,026

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Industrials— continued
NSK	19,400	$135,356
NTN	30,600	73,578
Sato Holdings	17,800	267,939
Sumitomo Warehouse	19,300	464,469
Taikisha	27,100	607,351
TRE Holdings	5,600	62,346
YAMABIKO	30,100	628,652
		9,275,957
Information Technology — 3.4%
Change Holdings	8,500	58,006
Cybozu	16,600	256,845
DTS	115,300	942,335
Ferrotec Holdings	3,700	141,923
Horiba	6,800	809,133
ISB	6,000	70,629
Japan Material	15,400	179,167
Maruwa	2,100	647,753
Oki Electric Industry	62,600	828,686
Siix	24,900	204,188
Sumida	6,100	46,859
		4,185,524
Materials — 1.8%
Aica Kogyo	11,100	252,771
Artience	3,900	93,803
Fuji Seal International	27,500	570,562
Lintec	4,100	126,906
Nihon Parkerizing	43,000	411,240
Nippon Chemical Industrial	2,000	42,448
Nippon Light Metal Holdings	18,400	325,667
Nippon Paper Industries	33,000	251,397
Sakata INX	5,700	87,694
		2,162,488
Real Estate — 1.9%
B-Lot	8,200	80,050
Global One Real Estate Investment ‡	521	461,174
Japan Excellent ‡	88	85,369
Kasumigaseki Capital	700	34,080
KDX Realty Investment ‡	106	115,046
Leopalace21	39,100	175,354
NIPPON REIT Investment ‡	152	94,728
Orix JREIT ‡	1,239	832,474
Sekisui House Reit ‡	772	454,806
		2,333,081
		28,014,317
COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — 0.2%
Energy — 0.2%
d'Amico International Shipping	30,914	$219,147

MALAYSIA — 0.6%
Industrials — 0.0%
Zetrix Ai	396,900	81,081

Real Estate — 0.6%
Eco World Development Group	238,500	134,960
SP Setia Group	221,100	55,167
Sunway Real Estate Investment Trust ‡	806,800	529,297
		719,424
		800,505
MEXICO — 0.2%
Financials — 0.2%
Gentera	92,500	258,991

NETHERLANDS — 1.5%
Consumer Discretionary — 0.1%
Basic-Fit *	2,746	105,061

Financials — 0.0%
Hoist Finance	4,274	60,497

Industrials — 1.2%
Aalberts	16,120	621,233
Arcadis	13,595	612,770
Koninklijke Heijmans NorthV	2,008	164,207
Signify	2,095	44,638
		1,442,848
Real Estate — 0.2%
Wereldhave ‡	7,386	183,657
		1,792,063
NORWAY — 1.7%
Energy — 0.1%
Sea1 offshore *	25,422	66,133
Solstad Offshore	12,001	63,511
		129,644
Financials — 0.7%
SpareBank 1 SMN	40,136	809,072

Industrials — 0.3%
Hoegh Autoliners	19,626	219,407

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Industrials— continued
Wallenius Wilhelmsen, Cl B	11,187	$130,405
		349,812
Information Technology — 0.4%
Atea	34,772	558,276

Materials — 0.2%
Elopak	39,104	204,094
		2,050,898
PHILIPPINES — 0.3%
Real Estate — 0.3%
AREIT ‡	372,400	274,175
Robinsons Land	406,700	125,356
		399,531
		399,531
POLAND — 0.1%
Health Care — 0.1%
Diagnostyka	2,226	119,531

PORTUGAL — 0.4%
Consumer Staples — 0.4%
Sonae SGPS	238,747	502,840

SAUDI ARABIA — 0.3%
Industrials — 0.3%
Al Babtain Power & Telecommunication	20,025	373,758

SINGAPORE — 0.7%
Real Estate — 0.7%
Centurion	43,200	51,740
Digital Core REIT Management Pte ‡	293,000	158,252
UOL Group	76,600	655,806
		865,798
		865,798
SOUTH AFRICA — 0.6%
Communication Services — 0.0%
Telkom SOC	14,134	51,811

Consumer Staples — 0.2%
AVI	39,419	264,227
COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Materials — 0.1%
Omnia Holdings	22,444	$117,983

Real Estate — 0.3%
Redefine Properties ‡	786,093	303,760
		737,781
SOUTH KOREA — 2.4%
Consumer Discretionary — 0.2%
LF	6,974	92,998
Youngone	2,213	139,783
		232,781
Financials — 0.6%
JB Financial Group	18,072	315,316
KIWOOM Securities	1,260	387,298
		702,614
Industrials — 0.9%
HD Construction Equipment	2,194	165,161
Korea Electric Terminal	4,627	239,962
S-1, Cl 1	11,707	648,236
		1,053,359
Information Technology — 0.3%
Cafe24 *	2,484	65,204
DB HiTek	2,176	158,763
IsuPetasys	1,126	90,942
LG Innotek	421	71,487
		386,396
Materials — 0.4%
Han Kuk Carbon	4,829	113,033
Hansol Chemical	764	148,753
KCC	538	181,946
Unid	1,365	75,487
		519,219
		2,894,369
SPAIN — 1.7%
Consumer Discretionary — 0.1%
Gestamp Automocion	20,358	73,255

Consumer Staples — 1.1%
Distribuidora Internacional de Alimentacion *	3,808	177,321
Viscofan	17,655	1,189,142
		1,366,463
Information Technology — 0.2%
Indra Sistemas	4,885	316,884

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Materials — 0.3%
Vidrala	3,777	$396,029
		2,152,631
SWEDEN — 3.3%
Communication Services — 0.1%
Hemnet Group	11,655	187,014

Consumer Discretionary — 0.2%
Clas Ohlson, Cl B	5,813	200,284

Consumer Staples — 0.5%
AAK	22,705	639,295

Health Care — 1.2%
Ambea	20,520	314,873
Asker Healthcare Group *	26,390	223,827
Attendo	55,037	552,836
Camurus *	4,335	327,447
		1,418,983
Industrials — 0.9%
Beijer Ref, Cl B	26,838	384,420
Loomis, Cl B	5,400	225,478
NCC AB, Cl B	6,928	178,511
Peab, Cl B	29,767	299,370
		1,087,779
Materials — 0.4%
Hexpol	61,299	504,845
		4,038,200
SWITZERLAND — 2.4%
Financials — 0.5%
EFG International	5,450	139,817
Vontobel Holding	5,027	434,945
		574,762
Health Care — 0.1%
Dottikon Es Holding *	255	123,347

Industrials — 1.3%
Accelleron Industries	879	84,525
Bossard Holding	2,585	509,993
Bucher Industries	721	335,778
Montana Aerospace *	16,048	695,360
		1,625,656
Information Technology — 0.2%
Temenos	2,260	200,503
COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Real Estate — 0.3%
International Workplace Group	69,965	$237,867
Intershop Holding	833	181,220
		419,087
		2,943,355
TAIWAN — 3.5%
Consumer Discretionary — 0.3%
Depo Auto Parts Industries	88,000	420,562

Industrials — 0.4%
AcBel Polytech	36,000	56,240
Advanced Energy Solution Holding	2,000	70,700
Sincere Navigation	84,000	77,557
Sunonwealth Electric Machine Industry	9,000	40,477
United Integrated Services	7,000	199,613
		444,587
Information Technology — 2.4%
Airoha Technology	8,000	110,035
Arcadyan Technology	33,000	187,410
ASROCK	26,000	176,743
Chenbro Micom	5,000	142,686
Chenming Electronic Technology	15,000	53,345
Compeq Manufacturing	75,000	399,883
Genius Electronic Optical	5,000	71,553
ITE Technology	20,000	75,903
MPI	6,000	474,174
Phison Electronics	1,000	74,161
Pixart Imaging	27,000	170,346
Posiflex Technology	9,000	50,764
Powertech Technology	6,000	47,511
Thinking Electronic Industrial	86,000	452,531
Visual Photonics Epitaxy	20,000	105,792
Winbond Electronics *	83,000	328,210
		2,921,047
Materials — 0.4%
Eternal Materials	250,000	485,678

Real Estate — 0.0%
Sakura Development	48,000	71,867
		4,343,741
THAILAND — 0.5%
Energy — 0.1%
Bangchak NVDR	120,600	115,984

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Industrials — 0.2%
Regional Container Lines	300,800	$262,895

Materials — 0.1%
TOA Paint Thailand	214,600	98,894

Utilities — 0.1%
Rojana Industrial Park	580,000	84,736
		562,509
TÜRKIYE — 0.5%
Financials — 0.0%
Turkiye Sinai Kalkinma Bankasi *	198,282	64,310

Real Estate — 0.5%
Reysas Gayrimenkul Yatirim Ortakligi *‡	891,794	579,050
		643,360
UNITED KINGDOM — 7.9%
Communication Services — 0.3%
4imprint Group	6,242	350,715

Consumer Discretionary — 1.8%
Carnival ADR *	16,079	478,993
Currys	244,739	491,869
Domino's Pizza Group	178,871	447,595
Dunelm Group	6,940	87,996
Games Workshop Group	2,867	670,744
		2,177,197
Consumer Staples — 0.8%
Cranswick	617	44,535
Nomad Foods	45,213	574,205
Premier Foods	154,612	400,570
		1,019,310
Financials — 2.1%
Aberdeen Group	19,358	57,964
AJ Bell	61,351	389,627
Beazley	26,162	407,599
CMC Markets	20,281	90,867
Foresight Group Holdings	68,332	397,205
Man Group	32,510	117,676
OSB Group	23,954	200,784
Paragon Banking Group	56,961	695,134
Saga *	36,194	258,789
		2,615,645
COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Health Care — 0.3%
Convatec Group	112,422	$355,626

Industrials — 2.1%
Diploma	6,934	506,593
easyJet	25,226	165,524
Howden Joinery Group	38,779	445,515
IMI	29,437	1,114,777
Johnson Service Group	85,706	166,229
Mitie Group	54,976	126,037
Stolt-Nielsen	3,628	114,181
		2,638,856
Materials — 0.5%
Capital	78,045	142,439
Elementis	187,556	414,570
		557,009
		9,714,358
UNITED STATES — 0.7%
Consumer Staples — 0.2%
Primo Brands, Cl A	15,227	288,399

Industrials — 0.5%
Cirrus Aircraft	5,100	39,629
Reliance Worldwide	197,549	516,439
		556,068
		844,467
Total Common Stock
(Cost $84,193,555)		108,190,005

EXCHANGE-TRADED FUNDS — 4.3%
INTERNATIONAL — 3.7%
iShares Core MSCI Emerging Markets ETF	13,911	$1,009,382
iShares MSCI Canada ETF	7,667	416,011
iShares MSCI EAFE Small-Capital ETF(A)	38,111	3,116,337
		4,541,730
UNITED STATES — 0.6%
VanEck Junior Gold Miners ETF	5,704	707,810

Total Exchange-Traded Funds
(Cost $4,758,414)		5,249,540

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2026 (Unaudited)

PREFERRED STOCK — 0.2%
	Shares	Value
BRAZIL — 0.2%
Utilities — 0.2%
Cia De Sanena Do Parana(B)	129,700	$218,002

Total Preferred Stock
(Cost $142,377)		218,002
SHORT-TERM INVESTMENT — 0.2%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.620%, (C)
(Cost $297,000)	297,000	$297,000

Total Short-Term Investment
(Cost $297,000)		297,000

Total Investments in Securities— 92.7%
(Cost $89,391,346)		$113,954,547

Percentages are based on Net Assets of $122,941,805.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	15	Mar-2026	$1,088,415	$1,105,950	$17,535
MSCI EAFE Index	26	Mar-2026	3,744,852	3,947,840	202,988
MSCI Emerging Markets Index	19	Mar-2026	1,321,621	1,444,760	123,139
Russell 2000 Index E-Mini	2	Mar-2026	255,385	262,460	7,075
S&P TSX 60 Index	4	Mar-2026	1,095,532	1,094,532	(1,000)
			$7,505,805	$7,855,542	$349,737

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $280,221.

(B)	There is currently no rate available.

(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2026, was $297,000.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

EAFE — Europe, Australasia, and the Far East

ETF — Exchange-Traded Fund

REIT — Real Estate investment Trust

SGPS — Sociedade Gestora de Participações Sociais (holding company)

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

January 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.6%

	Shares	Value
EQUITY — 34.7%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	2,485,443	$36,113,481
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†	902,967	11,115,522
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	704,887	7,485,904
		54,714,907
FIXED INCOME — 53.2%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	4,911,333	42,041,011
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†(A)	2,234,310	20,935,483
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†(A)	2,143,218	20,874,945
		83,851,439
INTERNATIONAL — 11.7%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†	1,251,777	14,745,936
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	314,260	3,705,127
		18,451,063
Total Open-End Mutual Funds
(Cost $130,234,673)		157,017,409
Total Investments in Securities— 99.6%
(Cost $130,234,673)		$157,017,409

Percentages are based on Net Assets of $157,652,552.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Fund’s website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

January 31, 2026 (Unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$32,597,512	$4,588,329	$(1,079,526)	$(537,551)	$544,717	$36,113,481	$141,592	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	10,006,515	1,701,027	(203,000)	(422,051)	33,031	11,115,522	10,465	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	6,294,094	1,065,982	(265,951)	234,649	157,130	7,485,904	128,682	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	38,009,174	4,883,078	(655,495)	(120,779)	(74,967)	42,041,011	444,689	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	18,800,104	2,444,290	(327,747)	21,574	(2,738)	20,935,483	225,096	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	18,750,510	2,435,189	(327,747)	28,627	(11,634)	20,874,945	215,996	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	12,610,378	1,978,742	4,476	372,332	(219,992)	14,745,936	89,566	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	3,071,339	648,603	(260,616)	40,617	205,184	3,705,127	78,478	—
Totals:	$140,139,626	$19,745,240	$(3,115,606)	$(382,582)	$630,731	$157,017,409	$1,334,564	$—

Amounts designated as “–” are $0.

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

January 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
EQUITY — 45.9%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	16,989,336	$246,855,050
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	31,342,838	385,830,334
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	9,528,318	101,190,740
		733,876,124
FIXED INCOME — 38.5%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	36,057,447	308,651,744
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	16,390,014	153,574,433
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	15,719,306	153,106,040
		615,332,217
INTERNATIONAL — 15.5%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	16,881,266	198,861,314
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	4,233,366	49,911,386
		248,772,700
Total Open-End Mutual Funds
(Cost $1,255,641,588)		1,597,981,041
Total Investments in Securities— 99.9%
(Cost $1,255,641,588)		$1,597,981,041

Percentages are based on Net Assets of $1,599,086,656.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Fund’s website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

January 31, 2026 (Unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$239,736,140	$14,865,887	$(7,748,829)	$(4,548,742)	$4,550,594	$246,855,050	$978,785	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	374,275,413	32,809,640	(7,151,024)	(15,211,634)	1,107,939	385,830,334	367,474	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	91,680,456	7,830,921	(3,748,778)	3,181,429	2,246,712	101,190,740	1,758,411	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	301,540,626	13,937,756	(5,345,626)	(655,203)	(825,809)	308,651,744	3,306,772	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	149,118,757	6,988,177	(2,672,813)	265,657	(125,345)	153,574,433	1,672,686	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	148,717,458	6,920,069	(2,672,813)	240,671	(99,345)	153,106,040	1,604,577	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	183,382,543	13,551,929	82,496	4,889,247	(3,044,901)	198,861,314	1,221,375	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	44,693,700	5,481,881	(3,620,247)	495,749	2,860,303	49,911,386	1,068,831	—
Totals:	$1,533,145,093	$102,386,260	$(32,877,634)	$(11,342,826)	$6,670,148	$1,597,981,041	$11,978,911	$—

Amounts designated as “–” are $0.

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

January 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 100.0%

	Shares	Value
EQUITY — 46.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	18,714,105	$271,915,950
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	4,039,095	42,895,191
		314,811,141

FIXED INCOME — 38.3%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	15,322,910	131,164,110
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	6,967,946	65,289,657
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	6,683,237	65,094,728
		261,548,495

INTERNATIONAL — 15.5%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	7,157,987	84,321,092
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	1,796,952	21,186,061
		105,507,153
Total Open-End Mutual Funds
(Cost $515,892,214)		681,866,789
Total Investments in Securities— 100.0%
(Cost $515,892,214)		$681,866,789

Percentages are based on Net Assets of $682,174,979.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Fund’s website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

January 31, 2026 (Unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$270,272,383	$11,134,879	$(9,768,771)	$(4,141,976)	$4,419,435	$271,915,950	$1,069,364	$—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	39,821,437	2,512,186	(1,778,796)	1,366,965	973,399	42,895,191	742,936	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	131,226,819	3,218,591	(2,675,051)	(208,964)	(397,285)	131,164,110	1,397,878	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	64,937,489	1,617,789	(1,337,526)	95,020	(23,115)	65,289,657	707,432	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	64,774,228	1,589,102	(1,337,526)	112,819	(43,895)	65,094,728	678,745	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	79,741,715	4,129,134	(963,861)	2,091,911	(677,807)	84,321,092	511,372	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	19,449,663	1,919,954	(1,598,328)	233,202	1,181,570	21,186,061	449,777	—
Totals:	$670,223,734	$26,121,635	$(19,459,859)	$(451,023)	$5,432,302	$681,866,789	$5,557,504	$—

Amounts designated as “–” are $0.

CRI-QH-001-0900

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

January 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.5%

	Shares	Value
EQUITY — 56.9%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	4,011,148	$58,281,987
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	2,049,141	25,224,931
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	1,236,836	13,135,203
		96,642,121

FIXED INCOME — 23.6%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	2,346,222	20,083,659
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	1,065,624	9,984,900
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	1,021,600	9,950,385
		40,018,944

INTERNATIONAL — 19.0%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	2,190,051	25,798,805
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	548,363	6,465,204
		32,264,009
Total Open-End Mutual Funds
(Cost $112,168,744)		168,925,074
Total Investments in Securities— 99.5%
(Cost $112,168,744)		$168,925,074

Percentages are based on Net Assets of $169,858,574.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Fund’s website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

January 31, 2026 (Unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$59,718,178	$1,882,038	$(2,731,910)	$(2,052,686)	$1,466,367	$58,281,987	$230,249	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	25,856,845	1,421,430	80,547	(1,271,241)	(862,650)	25,224,931	23,946	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	12,578,899	658,142	(711,521)	281,042	328,641	13,135,203	227,348	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	20,742,591	312,133	(875,873)	(83,615)	(11,577)	20,083,659	215,201	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	10,254,462	157,240	(437,936)	8,271	2,863	9,984,900	108,775	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	10,224,729	152,769	(437,936)	11,396	(573)	9,950,385	104,303	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	25,180,498	1,042,965	504,948	311,340	(1,240,946)	25,798,805	157,942	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	6,128,103	530,471	(626,203)	2,187	430,646	6,465,204	137,950	—
Totals:	$170,684,305	$6,157,188	$(5,235,884)	$(2,793,306)	$112,771	$168,925,074	$1,205,714	$—

Amounts designated as “–” are $0.

CRI-QH-001-0900